UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS/SUN LIFE SERIES TRUST
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Bond Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Bond Series

Issuer	Shares/Par	Value ($)

BONDS- 98.3%

Advertising & Broadcasting - 1.6%
CBS Corp., 6.625%, 2011	$350,000	$361,285
Chancellor Media Corp., 8%, 2008	760,000	797,801
News America Holdings, 7.75%, 2024	1,250,000	1,351,061
News America Holdings, 8.5%, 2025	770,000	889,323

		$3,399,470

Airlines - 0.2%
Continental Airlines, Inc., 6.648%, 2017	$395,475	$398,431

Asset Backed & Securitized - 11.3%
Amresco Commercial Mortgage Funding I, 7%, 2029	$900,000	$908,838
ARCap, REIT, Inc., "G", 6.1%, 2045 (a)	350,000	311,144
Asset Securitization Corp., FRN, 8.2932%, 2026	775,000	807,748
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.6206%, 2040 (a)	470,000	469,998
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (a)	732,577	728,914
Capital One Auto Finance Trust, 2.47%, 2010	374,373	367,707
Citibank Credit Card Issuance Trust, 6.65%, 2008	1,200,000	1,201,731
Commercial Mortgage Acceptance Corp., 7.03%, 2031	729,569	757,476
Commercial Mortgage Acceptance Corp., FRN, 1.1402%, 2030 (i)	8,413,258	253,202
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	119,000	117,273
CPS Auto Receivables Trust, 3.52%, 2009 (a)	157,997	156,664
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)	776,672	785,045
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	521,187	529,278
DLJ Commercial Mortgage Corp., 6.04%, 2031	625,000	630,916
DLJ Commercial Mortgage Corp., FRN, 7.8697%, 2009	700,000	748,187
Drive Auto Receivables Trust, 2.5%, 2009 (a)	617,201	604,384
Drivetime Auto Owner Trust, FRN, 2.918%, 2008 (a)	354,522	351,919
Falcon Franchise Loan LLC, 6.5%, 2014 (a)	440,000	374,859
Falcon Franchise Loan LLC, FRN, 3.3789%, 2023 (a) (i)	2,777,852	442,151
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)	607,000	666,208
GE Commercial Mortgage Corp., FRN, 5.5186%, 2044	440,000	435,153
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033	800,000	802,623
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9165%, 2011 (a)	825,000	893,135
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	589,156	568,145
Holmes Financing PLC, FRN, 5.32%, 2040	181,000	181,326
IKON Receivables Funding LLC, 3.27%, 2011	735,000	727,010
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2015	880,000	846,389
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5072%, 2042 (a)	765,072	731,724
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5423%, 2043	1,168,381	1,144,934
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1595%, 2028 (i)	6,870,987	168,717
Morgan Stanley Capital I, Inc., 6.86%, 2010	1,155,000	1,166,511
Morgan Stanley Capital I, Inc., 5.72%, 2032	448,669	452,251
Morgan Stanley Capital I, Inc., 7.3%, 2030 (a)	852,000	874,323
Morgan Stanley Capital I, Inc., FRN, 0.7275%, 2030 (a)(i)	23,576,512	393,718
Mortgage Capital Funding, Inc., FRN, 0.9407%, 2031 (i)	8,326,034	108,445
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	683,416	676,468
Prudential Securities Secured Financing Corp., FRN, 7.4415%, 2013 (a)	567,000	597,365
Spirit Master Funding LLC, 5.05%, 2023 (a)	485,820	461,227
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)	372,269	376,844
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3688%, 2044	391,000	380,397
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	551,473	523,484
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4909%, 2044	600,000	587,533

		$24,311,364

Automotive - 3.4%
Ford Motor Credit Co., 6.5%, 2007	$1,655,000	$1,648,665
Ford Motor Credit Co., 5.8%, 2009	926,000	845,676
General Motors Acceptance Corp., 7.25%, 2011	739,000	700,309
General Motors Acceptance Corp., 5.85%, 2009	696,000	650,913
General Motors Acceptance Corp., 8%, 2031	1,472,000	1,391,190
Johnson Controls, Inc., 5.5%, 2016	1,050,000	1,018,274
Lear Corp., 8.11%, 2009	456,000	424,080

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Bond Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Automotive - continued
TRW Automotive, Inc., 9.375%, 2013	$498,000	$538,463

		$7,217,570

Banks & Credit Companies - 13.2%
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049	$700,000	$908,633
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)	1,000,000	1,000,000
Bank of America Corp., 7.4%, 2011	1,230,000	1,329,415
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (a)	1,682,000	1,892,465
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)	1,147,000	1,075,863
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)	1,114,000	1,057,273
Citigroup, Inc., 5%, 2014	938,000	897,760
Credit Suisse First Boston (USA), Inc., 4.875%, 2010	1,389,000	1,356,174
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)	1,205,000	1,204,788
Kazkommerts International B.V., 8.5%, 2013	698,000	732,900
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)	1,550,000	1,525,494
Mizuho Financial Group, Inc., 5.79%, 2014 (a)	929,000	931,343
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,686,000	1,659,088
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)	1,637,000	1,733,747
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)	700,000	668,294
Popular North America, Inc., 4.25%, 2008	612,000	596,868
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	1,042,000	1,047,663
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)	1,051,000	1,019,816
Royal Bank of Scotland Group PLC, 9.118%, 2049	348,000	389,930
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)	2,047,000	2,105,270
Turanalem Finance B.V., 8%, 2014 (a)	635,000	641,350
UFJ Finance Aruba AEC, 6.75%, 2013	1,028,000	1,089,387
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)	851,000	963,594
Wachovia Corp., 6.605%, 2025	1,270,000	1,335,089
Wachovia Corp., 4.875%, 2014	652,000	618,697
Wells Fargo National Bank, 4.75%, 2015	608,000	573,789

		$28,354,690

Broadcast & Cable TV - 2.5%
Cox Communications, Inc., 4.625%, 2013	$994,000	$905,173
CSC Holdings, Inc., 7.875%, 2007	975,000	994,500
Rogers Cable, Inc., 5.5%, 2014 TCI Communications Financing III, 9.65%, 2027	2,081,000	2,237,000
TCI Communications, Inc., 9.8%, 2012	439,000	517,326
Time Warner Entertainment Co. LP, 8.375%, 2033	229,000	263,582

		$5,262,471

Brokerage & Asset Managers - 1.8%
AMVESCAP PLC, 4.5%, 2009	$684,000	$658,916
Lehman Brothers Holdings, Inc., 8.25%, 2007	1,265,000	1,304,982
Lehman Brothers Holdings, Inc., 5.5%, 2016	551,000	540,173
Morgan Stanley Dean Witter, Inc., 6.6%, 2012	1,240,000	1,300,996

		$3,805,067

Building - 0.9%
American Standard Cos., Inc., 7.375%, 2008	$1,150,000	$1,183,297
CRH America, Inc., 6.95%, 2012	712,000	754,123

		$1,937,420

Business Services - 1.5%
Cisco Systems, Inc., 5.5%, 2016	$1,678,000	$1,652,795
Xerox Corp., 7.625%, 2013	320,000	336,800
Xerox Corp., 6.4%, 2016	1,285,000	1,275,363

		$3,264,958

Chemicals - 0.6%
BCP Crystal Holdings Corp., 9.625%, 2014	$468,000	$518,310
Nalco Co., 7.75%, 2011	455,000	460,688
Nalco Co., 8.875%, 2013	295,000	306,800

		$1,285,798

Conglomerates - 0.4%
Kennametal, Inc., 7.2%, 2012	$816,000	$867,148

Construction - 0.6%
Beazer Homes USA, Inc., 6.875%, 2015	$690,000	$655,500
Pulte Homes Inc., 5.2%, 2015	692,000	638,695

		$1,294,195

Defense Electronics - 2.5%
BAE Systems Holdings, Inc., 6.4%, 2011 (a)	$1,059,000	$1,089,479
BAE Systems Holdings, Inc., 4.75%, 2010 (a)	389,000	375,026

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Bond Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Defense Electronics - continued
L-3 Communications Corp., 6.375%, 2015	$1,115,000	$1,098,275
Litton Industries, Inc., 8%, 2009	1,300,000	1,401,361
Raytheon Co., 8.3%, 2010	1,228,000	1,344,217

		$5,308,358

Emerging Market Quasi-Sovereign - 0.4%
Export-Import Bank of Korea, 5.25%, 2014 (a)	$596,000	$578,001
Pemex Finance Ltd., 9.69%, 2009	298,900	318,531

		$896,532

Emerging Market Sovereign - 0.3%
Republic of Panama, 9.375%, 2029	$331,000	$419,543
Republic of Panama, 6.7%, 2036	66,000	65,868
United Mexican States, 8.3%, 2031	118,000	142,603

		$628,014

Energy - Independent - 1.7%
Chesapeake Energy Corp., 6.375%, 2015	$1,635,000	$1,608,431
Ocean Energy, Inc., 7.25%, 2011	1,400,000	1,504,035
Pioneer Natural Resource Co., 6.5%, 2008	420,000	424,547

		$3,537,013

Energy - Integrated - 0.4%
Amerada Hess Corp., 7.3%, 2031	$806,000	$897,404

Entertainment - 1.0%
Time Warner, Inc., 9.125%, 2013	$1,216,000	$1,407,875
Walt Disney Co., 6.375%, 2012	660,000	686,075

		$2,093,950

Financial Institutions - 1.8%
American General Finance Corp., 4.875%, 2012	$390,000	$372,640
Capital One Bank, 4.25%, 2008	600,000	583,596
General Electric Capital Corp., 8.7%, 2007	4,000	4,116
HSBC Finance Corp., 6.75%, 2011	550,000	579,026
HSBC Finance Corp., 5.25%, 2011	907,000	895,925
HSBC Finance Corp., 5.5%, 2016	1,402,000	1,369,741

		$3,805,044

Forest & Paper Products - 0.7%
MeadWestvaco Corp., 6.8%, 2032	$524,000	$496,527
Stone Container Corp., 7.375%, 2014	1,190,000	1,106,700

		$1,603,227

Gaming & Lodging - 1.6%
Harrah's Operating Co., Inc., 7.125%, 2007	$935,000	$950,839
Harrah's Operating Co., Inc., 5.625%, 2015	720,000	689,885
Host Marriott LP, 6.75%, 2016 (a)	1,110,000	1,108,612
Royal Caribbean Cruises Ltd., 8%, 2010	705,000	753,888

		$3,503,224

Insurance - 2.0%
American International Group, Inc., 4.25%, 2013	$970,000	$896,957
ING Groep N.V., 5.775% to 2015, FRN to 2049	902,000	877,405
Prudential Insurance Co., 7.65%, 2007 (a)	1,100,000	1,130,402
UnumProvident Corp., 6.85%, 2015 (a)	128,000	130,129
UnumProvident Corp., 7.625%, 2011	1,235,000	1,310,177

		$4,345,070

Insurance - Property & Casualty - 0.6%
Fund American Cos., Inc., 5.875%, 2013	$993,000	$975,641
St. Paul Travelers Cos., Inc., 5.5%, 2015	301,000	294,436

		$1,270,077

Machinery & Tools - 1.0%
Case New Holland, Inc., 7.125%, 2014 (a)	$1,095,000	$1,081,312
Ingersoll Rand Co., 6.25%, 2006	1,000,000	1,001,306

		$2,082,618

Medical & Health Technology & Services - 2.2%
AmerisourceBergen Corp., 5.875%, 2015 (a)	$1,100,000	$1,081,916
Cardinal Health, Inc., 5.85%, 2017	1,102,000	1,088,137
Fisher Scientific International, Inc., 6.125%, 2015	1,115,000	1,088,519
HCA, Inc., 8.75%, 2010	838,000	908,948
HCA, Inc., 7.875%, 2011	415,000	436,737

		$4,604,257

Metals & Mining - 0.5%
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (a)	$342,000	$355,330
Peabody Energy Corp., 5.875%, 2016	840,000	800,100

		$1,155,430

Mortgage Backed - 10.5%
Fannie Mae, 6%, 2016 - 2035	$3,192,761	$3,209,248
Fannie Mae, 5.5%, 2017 - 2035	8,758,493	8,633,240
Fannie Mae, 4.5%, 2018	2,011,012	1,926,777
Fannie Mae, 7.5%, 2030 - 2031	304,818	318,553
Fannie Mae, 6.5%, 2032	1,562,421	1,597,433
Freddie Mac, 6%, 2034	498,646	499,223
Freddie Mac, 5.5%, 2035	2,185,354	2,134,358
Freddie Mac, 5%, 2035	4,287,407	4,080,337

		$22,399,169

Natural Gas - Pipeline - 2.0%
CenterPoint Energy Resources Corp., 7.875%, 2013	$1,383,000	$1,540,762

3

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Bond Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Natural Gas - Pipeline - continued
Kinder Morgan Energy Partners LP, 7.4%, 2031	$990,000	$1,084,897
Kinder Morgan, Inc., 6.8%, 2008	600,000	613,387
Magellan Midstream Partners LP, 5.65%, 2016	337,000	327,884
Williams Cos., Inc., 7.125%, 2011	689,000	708,809

		$4,275,739

Network & Telecom - 4.8%
AT&T, Inc., 5.1%, 2014	$1,361,000	$1,291,777
Citizens Communications Co., 9%, 2031	488,000	521,550
Citizens Communications Co., 9.25%, 2011	670,000	735,325
Deutsche Telekom International Finance B.V., 8%, 2010	1,888,000	2,056,098
Telecom Italia Capital, 6%, 2034	979,000	880,728
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	572,000	572,551
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009	375,000	379,810
Telefonica Europe B.V., 7.75%, 2010	981,000	1,055,512
TELUS Corp., 8%, 2011	805,000	887,896
Verizon New York, Inc., 7.375%, 2032	1,144,000	1,160,340
Verizon New York, Inc., 6.875%, 2012	635,000	652,276

		$10,193,863

Oil Services - 0.3%
Halliburton Co., 5.5%, 2010	$565,000	$566,333

Oils - 0.8%
Premcor Refining Group, Inc., 7.5%, 2015	$1,690,000	$1,783,323

Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$754,000	$727,287
Wyeth, 5.5%, 2013	864,000	854,192

		$1,581,479

Precious Metals & Minerals - 0%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014	$59,000	$59,000

Printing & Publishing - 0.3%
Dex Media West LLC, 9.875%, 2013	$659,000	$729,019

Railroad & Shipping - 0.9%
CSX Corp., 6.3%, 2012	$826,000	$854,878
TFM S.A. de C.V., 9.375%, 2012	968,000	1,064,800

		$1,919,678

Real Estate - 3.3%
EOP Operating LP, 6.8%, 2009	$1,137,000	$1,171,185
EOP Operating LP, 4.75%, 2014	1,119,000	1,030,516
HRPT Properties Trust, 6.25%, 2016	917,000	924,119
ProLogis, 5.75%, 2016	1,113,000	1,093,925
Simon Property Group LP, 6.35%, 2012	629,000	648,575
Simon Property Group LP, 5.75%, 2015 (a)	1,200,000	1,185,864
Vornado Realty Trust, 5.625%, 2007	975,000	976,191

		$7,030,375

Restaurants - 0.2%
YUM! Brands, Inc., 8.875%, 2011	$466,000	$524,893

Retailers - 1.1%
Couche-Tard, Inc., 7.5%, 2013	$700,000	$717,500
Dollar General Corp., 8.625%, 2010	725,000	779,375
Limited Brands, Inc., 5.25%, 2014	969,000	902,347

		$2,399,222

Supermarkets - 0.7%
Kroger Co., 7.8%, 2007	$845,000	$870,145
Safeway, Inc., 4.95%, 2010	590,000	572,160

		$1,442,305

Supranational - 0.2%
Corporacion Andina de Fomento, 6.875%, 2012	$481,000	$509,088

Telecommunications - Wireless - 1.3%
Mobile TeleSystems OJSC, 9.75%, 2008 (a)	$559,000	$586,950
Nextel Communications, Inc., 5.95%, 2014	1,570,000	1,554,339
Rogers Wireless, Inc., 7.25%, 2012	535,000	563,756

		$2,705,045

Tobacco - 1.0%
Altria Group, Inc., 7%, 2013	$826,000	$888,043
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	1,271,000	1,312,308

		$2,200,351

Transportation - Services - 0.6%
FedEx Corp., 9.65%, 2012	$1,052,000	$1,266,037

U.S. Government Agencies - 4.1%
Small Business Administration, 4.93%, 2024	$1,653,863	$1,599,748
Small Business Administration, 4.34%, 2024	1,162,751	1,080,266
Small Business Administration, 4.99%, 2024	738,183	714,640
Small Business Administration, 4.86%, 2025	663,564	636,332
Small Business Administration, 4.625%, 2025	1,134,303	1,069,845
Small Business Administration, 5.11%, 2025	2,415,475	2,352,024
Small Business Administration, 4.57%, 2025	1,374,569	1,289,744

		$8,742,599

4

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Bond Series

Issuer	Shares/Par	Value ($)

BONDS - continued

U.S. Treasury Obligations - 2.9%
U.S. Treasury Bonds, 5.375%, 2031	$1,866,000	$1,964,256
U.S. Treasury Notes, 9.875%, 2015	307,000	422,821
U.S. Treasury Notes, 4.375%, 2007	1,609,000	1,600,326
U.S. Treasury Notes, 4.25%, 2014	695,000	664,268
U.S. Treasury Notes, 4.25%, 2015	459,000	437,251
U.S. Treasury Notes, TIPS, 2%, 2014	1,198,995	1,169,347

		$6,258,269

Utilities - Electric Power - 7.9%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)	$1,110,000	$1,216,837
Beaver Valley Funding Corp., 9%, 2017	2,022,000	2,283,323
Dominion Resources, Inc., 5.95%, 2035	845,000	779,086
DPL, Inc., 6.875%, 2011	614,000	640,283
Duke Capital Corp., 8%, 2019	942,000	1,100,149
Empresa Nacional de Electricidad S.A., 8.35%, 2013	520,000	575,525
Enersis S.A., 7.375%, 2014	686,000	717,755
Exelon Generation Co. LLC, 6.95%, 2011	1,321,000	1,394,436
FirstEnergy Corp., 6.45%, 2011	702,000	726,384
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)	706,000	691,109
NiSource Finance Corp., 7.875%, 2010	505,000	547,777
Northeast Utilities, 8.58%, 2006	161,760	163,091
NRG Energy, Inc., 7.375%, 2016	1,110,000	1,133,587
Progress Energy, Inc., 7.1%, 2011	673,000	713,782
Progress Energy, Inc., 5.625%, 2016	466,000	457,143
PSEG Power LLC, 7.75%, 2011	421,000	457,380
PSEG Power LLC, 8.625%, 2031	286,000	363,506
System Energy Resources, Inc., 5.129%, 2014 (a)	749,440	725,390
TXU Corp., 5.55%, 2014	415,000	388,189
TXU Energy Co., 7%, 2013	905,000	942,618
Waterford 3 Funding Corp., 8.09%, 2017	856,737	882,825

		$16,900,175

Total Bonds		$210,614,762

SHORT-TERM OBLIGATIONS - 0.4%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$838,000	$837,775

Total Investments		$211,452,537

OTHER ASSETS, LESS LIABILITIES - 1.3%		2,814,541

NET ASSETS - 100.0%		$214,267,078

(a)	SEC Rule 144A restriction.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS	Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS/Sun Life Series Trust - Bond Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$216,061,484
Gross unrealized appreciation	$1,568,607
Gross unrealized depreciation	(6,177,554)
Net unrealized appreciation (depreciation)	$(4,608,947)

(2) Financial Instruments

Credit Default Swaps

Expiration	Notional Principal Amount of Contract	Description	Unrealized Appreciation (Depreciation)

3/20/11	$ 520,000	Agreement between the series and Citibank, N.A. to exchange the credit risk of AutoZone, Inc. As a buyer of protection, the series agrees to pay Citibank N.A. quarterly at a fixed annual rate of 0.65% of the notional amount of $520,000 until maturity on March 20, 2011. If AutoZone, Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $520,000 par of AutoZone bonds at the post credit event market price, and then deliver those bonds to Citibank N.A., who in turn would deliver $520,000 in cash to the series.	$ (503)

3/20/11	$1,106,000	Agreement between the series and Merrill Lynch Capital Services to exchange the credit risk of Kohls Corp. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.42% of the notional amount of $1,106,000 until maturity on March 20, 2011. If Kohls Corp. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $1,106,000 par of Kohls bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $1,106,000 in cash to the series.	$ (6,911)

6

MFS/Sun Life Series Trust – Bond Series
Supplemental Schedules (Unaudited) 03/31/2006 - continued

Credit Default Swaps - continued

Expiration	Notional Principal Amount of Contract	Description	Unrealized Appreciation (Depreciation)

3/20/11	$ 520,000	Agreement between the series and Merrill Lynch Capital Services to exchange the credit risk of New York Times Co. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.43% of the notional amount of $520,000 until maturity on March 20, 2011. If New York Times Co. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $520,000 par of New York Times bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch who in turn would deliver $520,000 in cash to the series.	$ 534

	Total Unrealized Depreciation of Credit Default Swaps		$ (6,880)

At March 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

7

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Emerging Markets Equity Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Emerging Markets Equity Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 97.9%

Alcoholic Beverages - 2.2%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	18,000	$575,681
Companhia de Bebidas das Americas, ADR	15,660	672,754
Companhia de Bebidas das Americas, ADR - Ordinary	3,690	138,486
Grupo Modelo S.A. de C.V.,"C"	148,620	545,845
SABMiller PLC	24,720	487,657

		$2,420,423

Automotive - 3.2%
Denway Motors Ltd.	2,200,000	$857,669
Hyundai Mobis	6,550	579,706
Hyundai Motor Co. Ltd.	19,070	1,603,395
PT Astra International Tbk.	412,000	510,069

		$3,550,839

Banks & Credit Companies - 18.3%
Absa Group Ltd.	48,914	$920,547
African Bank Investments Ltd.	202,240	988,273
Akbank T.A.S.	108,056	908,169
Banco Bradesco S.A., IPS	31,000	1,110,356
Banco Nossa Caixa S.A.	46,240	1,023,519
Bangkok Bank Public Co. Ltd.	250,760	748,248
Bank Hapoalim B.M.	54,410	251,479
Bank Leumi le-Israel B.M.	156,300	569,564
Cathay Financial Holding Co. Ltd.	247,000	441,398
Chinatrust Financial Holding Co. Ltd.	348,621	247,588
FirstRand Ltd.	272,194	883,209
Fubon Financial Holding Co. Ltd.	292,000	247,412
Hana Financial Group, Inc.	16,680	789,626
Kookmin Bank	24,260	2,094,694
Malayan Banking Berhad	230,000	686,921
Mega Financial Holding Co. Ltd.	445,000	335,231
Nedbank Group Ltd.	38,231	796,718
Old Mutual PLC	313,790	1,096,636
OTP Bank Ltd., GDR	13,040	906,280
PT Bank Central Asia Tbk.	1,105,500	507,919
Sanlam Ltd.	186,123	498,240
Shinhan Financial Group Co. Ltd.	18,020	806,700
Siam City Bank Public Co. Ltd.	674,620	421,692
Standard Bank Group Ltd.	139,820	1,923,624
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	12,930	955,656

		$20,159,699

Broadcast & Cable TV - 0.9%
Grupo Televisa S.A., ADR	49,900	$993,010

Brokerage & Asset Managers - 0.6%
Bradespar S.A., IPS	19,660	$656,393

Business Services - 1.4%
Infosys Technologies Ltd., ADR (l)	20,320	$1,582,115

Chemicals - 1.6%
Formosa Chemicals & Fibre Corp.	224,680	$362,052
Israel Chemicals Ltd.	202,950	722,303
Makhteshim-Agan Industries Ltd.	132,920	690,510

		$1,774,865

Computer Software - 1.0%
Check Point Software Technologies Ltd. (n)	53,900	$1,079,078

Computer Software - Systems - 1.1%
Acer, Inc.	194,477	$357,724
Asustek Computer, Inc.	116,000	314,518
LG.Philips LCD Co., Ltd., ADR (l)(n)	21,430	486,461

		$1,158,703

Construction - 4.0%
CEMEX S.A. de C.V., ADR	36,740	$2,398,387
Consorcio ARA S.A. de C.V.	75,640	336,841
Corporacion GEO S.A. de C.V., "B" (n)	97,730	372,399
Siam Cement Public Co. Ltd.	134,810	887,752
Urbi Desarrollos Urbanos S.A. de C.V. (n)	44,940	342,486

		$4,337,865

Consumer Goods & Services - 1.5%
Kimberly-Clark de Mexico S.A. de C.V., "A"	224,380	$766,613
Natura Cosmeticos S.A.	76,950	916,004

		$1,682,617

Electrical Equipment - 0.2%
Samsung SDI Co. Ltd.	2,780	$226,016

Electronics - 13.2%
AU Optronics Corp.	621,000	$933,720
MediaTek, Inc.	62,035	717,715
Orbotech Ltd. (l)(n)	25,010	615,996
Samsung Electronics Co. Ltd.	12,630	8,188,638
Taiwan Semiconductor Manufacturing Co. Ltd.	752,347	1,488,189
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	249,531	2,510,282

		$14,454,540

Energy - Independent - 3.6%
CNOOC Ltd.	1,209,000	$934,866
Oil & Natural Gas Corp. Ltd.	14,580	427,571
Polski Koncern Naftowy ORLEN S.A.	22,720	413,576
PTT Public Co.	141,430	851,309
Reliance Industries Ltd.	75,000	1,341,742

		$3,969,064

Energy - Integrated - 9.3%
AO Siberian Oil Co., ADR (l)	36,740	$874,412
LUKOIL, ADR	33,030	2,754,702
MOL Magyar Olaj-es Gazipari Rt., GDR	6,340	644,144
PetroChina Co. Ltd.	1,208,000	1,268,809
Petroleo Brasileiro S.A., ADR (l)	54,570	4,729,582

		$10,271,649

Engineering - Construction - 0.5%
Empresas ICA Sociedad Controladora S.A. de C.V. (n)	160,000	$489,211

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Emerging Markets Equity Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Forest & Paper Products - 2.0%
Aracruz Celulose S.A., ADR	20,290	$1,074,153
Votorantim Celulose e Papel S.A., ADR (l)	67,995	1,100,159

		$2,174,312

Gaming & Lodging - 0.6%
Resorts World Berhad	188,300	$674,855

General Merchandise - 0.5%
Shinsegae Co. Ltd.	1,190	$542,523

Insurance - 0.6%
Samsung Fire & Marine Insurance Co. Ltd. (n)	5,280	$698,240

Metals & Mining - 7.4%
Aluminum Corp. of China Ltd.	612,000	650,695
China Steel Corp.	669,789	627,360
Companhia Siderurgica Nacional S.A., ADR (l)	10,960	344,363
Companhia Vale do Rio Doce, ADR	82,080	3,983,342
Mining & Metallurgical Co. Norilsk Nickel, ADR	8,240	796,808
Polyus Gold Co., ADR (n)	9,990	419,580
POSCO, ADR	19,710	1,257,498

		$8,079,646

Network & Telecom - 0.7%
PT Telekomunikasi Indonesia Tbk.	949,000	$720,601

Oil Services - 0.9%
Addax Petroleum Corp. (a)(n)	40,330	$966,525

Personal Computers & Peripherals - 1.6%
Hon Hai Precision Industry Co. Ltd.	287,070	$1,777,824

Pharmaceuticals - 2.6%
Gedeon Richter Rt.	4,360	$878,242
Teva Pharmaceutical Industries Ltd., ADR	46,760	1,925,577

		$2,803,819

Precious Metals & Minerals - 1.6%
Compania de Minas Buenaventura S.A.A., ADR	21,430	$529,107
Impala Platinum Holdings Ltd.	6,760	1,277,696

		$1,806,803

Railroad & Shipping - 1.0%
All America Latina Logistica S.A.	18,135	$1,122,962

Specialty Chemicals - 0.7%
Formosa Plastics Corp.	362,000	$564,370
IOI Corp.	64,000	231,110

		$795,480

Specialty Stores - 0.2%
Grupo Elektra S.A. de C.V.	22,400	$228,278

Telecommunications - Wireless - 7.3%
Advanced Info Service PLC	124,290	292,541
China Mobile Ltd.	554,000	2,909,439
Egyptian Mobil Services (MobiNil)	21,200	608,022
Mobile TeleSystems OJSC, ADR	21,990	727,869
MTN Group Ltd.	102,540	1,023,113
PT Indosat Tbk.	966,000	547,474
SK Telecom Co. Ltd.	2,410	477,436
Turkcell Iletisim Hizmetleri A.S., ADR	47,750	795,993
Vimpel-Communications, ADR (n)	16,110	692,891

		$8,074,778

Telephone Services - 5.2%
China Netcom Group Corp. Ltd.	278,500	$491,720
China Telecom Corp. Ltd.	1,000,000	354,409
Chungwha Telecom Co. Ltd.	422,000	795,736
Philippine Long Distance Telephone Co.	28,610	1,077,774
Tele Norte Leste Participacoes S.A., ADR	31,020	517,414
Telefonos de Mexico S.A. de C.V., ADR	64,340	1,446,363
Telkom SA Ltd.	17,770	463,152
True Corp. (n)	2,052,800	554,454

		$5,701,022

Utilities - Electric Power - 2.4%
AES Tiete S.A., IPS	14,634,590	$405,765
Companhia de Saneamento de Minas Gerais - Copasa MG (n)	63,420	706,295
Companhia Energetica de Minas Gerais - CEMIG, IPS	9,000,000	410,698
Manila Water Co., Inc.	3,142,000	405,816
Tractebel Energia S.A.	60,730	516,373
YTL Power International Berhad	356,372	209,966

		$2,654,913

Total Common Stocks		$107,628,668

SHORT-TERM OBLIGATIONS - 1.4%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$1,545,000	$1,544,585

COLLATERAL FOR SECURITIES LOANED- 8.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	9,187,784	$9,187,784

Total Investments(k)		$118,361,037

OTHER ASSETS, LESS LIABILITIES - (7.6)%		(8,406,709)

NET ASSETS - 100.0%		$109,954,328

(a)	SEC Rule 144A restriction.
(k)	As of March 31, 2006, the series had five securities that were fair valued, aggregating $3,050,397 and 2.8% of net assets in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Emerging Markets Equity Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$90,383,339
Gross unrealized appreciation	$28,910,547
Gross unrealized depreciation	(932,849)
Net unrealized appreciation (depreciation)	$27,977,698

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

Brazil	18.6%
South Korea	16.2%
Taiwan	10.7%
South Africa	8.0%
Mexico	7.2%
China	6.4%
Russia	5.7%
Israel	5.3%
Thailand	3.4%
Others	18.5%

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Global Governments Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Global Governments Series

Issuer		Shares/Par	Value ($)

BONDS - 74.1%

Foreign Bonds - 53.5%

Austria - 1.7%
Republic of Austria, 5%, 2012	EUR	634,000	$824,651

Belgium - 1.7%
Kingdom of Belgium, 3.75%, 2009	EUR	499,000	$610,676
Kingdom of Belgium, 5%, 2012	EUR	177,000	230,668

			$841,344

Canada - 1.1%
Government of Canada, 4.5%, 2015	CAD	293,000	$255,370
Quebec Province, 1.6%, 2013	JPY	31,000,000	260,685

			$516,055

Finland - 3.1%
Republic of Finland, 3%, 2008	EUR	933,000	$1,123,456
Republic of Finland, 5.375%, 2013	EUR	262,000	351,051

			$1,474,507

France - 2.6%
Republic of France, 4.75%, 2012	EUR	353,000	$454,502
Republic of France, 6%, 2025	EUR	347,000	534,055
Republic of France, 4.75%, 2035	EUR	201,000	273,321

			$1,261,878

Germany - 16.0%
Aries Vermogensverwaltungs, 9.6%, 2014		$250,000	$311,563
Federal Republic of Germany, 3.5%, 2008	EUR	242,000	294,181
Federal Republic of Germany, 5.25%, 2010	EUR	358,000	462,753
Federal Republic of Germany, 3.75%, 2015	EUR	767,000	928,994
Federal Republic of Germany, 6.25%, 2024	EUR	884,000	1,378,904
Federal Republic of Germany, 6.25%, 2030	EUR	1,090,000	1,769,694
KfW Bankengruppe, FRN, 2.563%, 2007	EUR	1,295,000	1,568,394
Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	454,000	550,321
Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007	EUR	410,000	497,012

			$7,761,816

Ireland - 1.3%
Republic of Ireland, 4.25%, 2007	EUR	337,000	$414,639
Republic of Ireland, 4.6%, 2016	EUR	146,000	188,897

			$603,536

Japan - 2.8%
Development Bank of Japan, 1.4%, 2012	JPY	22,000,000	$185,118
Development Bank of Japan, 1.6%, 2014	JPY	60,000,000	504,837
Development Bank of Japan, 1.05%, 2023	JPY	89,000,000	648,661

			$1,338,616

Luxembourg - 0.3%
Gaz Capital S.A., 8.625%, 2034		$49,000	60,270
Gazprom International S.A., 7.201%, 2020		89,000	92,961

			$153,231

Malaysia - 0.7%
Petronas Capital Ltd., 7.875%, 2022		$293,000	$347,484

Mexico - 1.0%
Pemex Project Funding Master Trust, 8.625%, 2022		$120,000	$141,600
United Mexican States, 8.125%, 2019		288,000	338,400

			$480,000

Netherlands - 0.9%
Kingdom of Netherlands, 5%, 2012	EUR	334,354	$435,366

New Zealand - 4.5%
Government of New Zealand, 6.5%, 2013	NZD	2,670,000	$1,717,814
Government of New Zealand, 6%, 2017	NZD	733,000	460,972

			$2,178,786

Spain - 1.3%
Kingdom of Spain, 5.35%, 2011	EUR	481,000	$632,309

United Kingdom - 14.5%
Network Rail MTN Finance PLC, FRN, 2.628%, 2007	EUR	1,134,000	$1,374,477
United Kingdom Treasury, 5.75%, 2009	GBP	1,202,000	2,176,255
United Kingdom Treasury, 5%, 2012	GBP	416,000	743,500
United Kingdom Treasury, 8%, 2015	GBP	1,083,000	2,413,543
United Kingdom Treasury, 4.25%, 2036	GBP	187,000	333,619

			$7,041,394

Total Foreign Bonds			$25,890,973

U.S. Bonds - 20.6%
Asset Backed & Securitized - 8.1%
Commercial Mortgage Asset Trust, FRN, 1.128%, 2032 (a)(i)		$8,278,157	$353,073
Commercial Mortgage Pass-Through Certificate, FRN, 4.9388%, 2017 (a)		331,000	330,959
Commercial Mortgage Pass-Through Certificates, FRN, 4.9488%, 2017 (a)		500,000	499,728
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031		224,110	227,590

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Global Governments Series

Issuer	Shares/Par	Value ($)

BONDS - continued

U.S. Bonds - continued

Asset Backed & Securitized - continued
First Union National Bank
Commercial Mortgage Trust, FRN, 1.194%, 2043 (a)(i)	$8,930,067	$341,143
IMPAC CMB Trust, FRN, 5.1681%, 2036	496,152	496,152
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3819%, 2041	309,615	303,357
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.9488%, 2046	284,963	285,077
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 4.9088%, 2018 (a)	500,000	499,947
Wachovia Bank Commercial Mortgage Trust, FRN, 4.9888%, 2015 (a)	455,985	456,263
Wachovia Bank Commercial Mortgage Trust, FRN, 5.0388%, 2015 (a)	120,695	120,733

		$3,914,022

Municipals - 1.0%
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015	$475,000	$507,951

U.S. Government Agencies - 8.5%
Aid-Egypt, 4.45%, 2015	$252,000	$238,348
Fannie Mae, 4.25%, 2007	885,000	873,635
Freddie Mac, 4.2%, 2007	549,000	541,148
Small Business Administration, 4.76%, 2025	373,998	354,951
Small Business Administration, 5.09%, 2025	58,000	56,324
Small Business Administration, 5.36%, 2025	549,000	542,264
Small Business Administration, 5.21%, 2026	600,000	586,471
Small Business Administration, 5.35%, 2026	500,000	493,047
Small Business Administration, 5.57%, 2026	408,000	407,927

		$4,094,115

U.S. Treasury Obligations - 3.0%
U.S. Treasury Bonds, 8%, 2021	$322,000	$422,977
U.S. Treasury Notes, 3.125%, 2008 (f)	527,000	505,797
U.S. Treasury Notes, 4%, 2015	551,000	516,365

		$1,445,139

Total U.S. Bonds		$9,961,227

Total Bonds		$35,852,200

Issuer/Expiration/Strike Price	Par Value of Contracts	Value ($)

CALL OPTIONS PURCHASED- 0%
USD - April 2006 @ EUR 0.826	$955,900	$9,539

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS - 15.2%
Federal Home Loan Discount Note, 4.61%, due 4/03/06 (y)	$7,356,000	$7,354,116

REPURCHASE AGREEMENTS - 9.0%
Merrill Lynch & Co., 4.75%, dated 3/31/06, due 4/03/06, total to be received $2,188,866 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)	$2,188,000	$2,188,000
Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $2,188,877 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)	2,188,000	2,188,000

Total Repurchase Agreements		$4,376,000

Total Investments		$47,591,855

OTHER ASSETS, LESS LIABILITIES - 1.7%		820,359

NET ASSETS - 100.0%		$48,412,214

(a)	SEC Rule 144A restriction.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Global Governments Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$48,814,033
Gross unrealized appreciation	$90,483
Gross unrealized depreciation	(1,312,661)
Net unrealized appreciation (depreciation)	$(1,222,178)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments
      Derivatives

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
AUD	173,689	4/18/06	$122,761	$124,466	$(1,705)
CAD	455,781	4/10/06-5/15/06	395,351	390,355	4,996
CHF	9,731	4/18/06	7,494	7,480	14
EUR	3,078,325	4/18/06-5/17/06	3,687,636	3,736,602	(48,966)
GBP	1,756,726	6/5/06	3,072,970	3,053,082	19,888
JPY	52,019,453	4/20/06-5/17/06	450,000	444,636	5,364
MXN	1,429,606	4/24/06	129,601	131,022	(1,421)
NZD	4,698,598	4/7/06	3,215,296	2,891,450	323,846
SEK	2,877,767	4/7/06-5/10/06	364,667	370,745	(6,078)
			$11,445,776	$11,149,838	$295,938

Purchases
AUD	850,576	4/7/06-4/18/06	$629,799	$609,603	$(20,196)
CAD	1,011,711	5/15/06	876,486	867,041	(9,445)
CHF	337,770	4/18/06	260,023	259,649	(374)
DKK	3,160,743	5/10/06	507,342	514,604	7,262
EUR	3,273,094	4/18/06-5/17/06	3,949,748	3,976,130	26,382
GBP	85,680	6/5/06	150,048	148,907	(1,141)
JPY	1,682,318,080	5/17/06	14,429,454	14,388,335	(41,119)
MXN	1,429,605	4/24/06	131,980	131,022	(958)
NOK	2,093,401	5/10/06	312,546	320,136	7,590
NZD	1,058,102	4/7/06	714,981	651,141	(63,840)
SEK	6,267,676	4/7/06-5/10/06	820,030	806,060	(13,970)
			$22,782,437	$22,672,628	$(109,809)

At March 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $3,975 with Merrill Lynch International.

3

Futures Contracts

	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

Japan Government Bonds 10 yr (Long)	3	¥400,380,000	June 2006	$(35,804)
U.S. Treasury Note 10 yr (Short)	5	$531,953	June 2006	5,920

				$(29,884)

At March 31, 2006, the series had sufficient cash and/or securities to cover any margin requirements under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

United States	38.7%
Germany	15.5%
Great Britain	14.7%
Japan	9.8%
New Zealand	4.6%
Finland	3.1%
France	2.7%
Austria	1.8%
Belgium	1.7%
Others	7.4%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Global Total Return Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Global Total Return Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 58.1%

Aerospace - 2.5%
Lockheed Martin Corp.	26,610	$1,999,209
Northrop Grumman Corp.	22,860	1,561,109
United Technologies Corp.	14,470	838,826

		$4,399,144

Alcoholic Beverages - 0.5%
Diageo PLC	59,848	$942,117

Apparel Manufacturers - 0.2%
NIKE, Inc., "B"	3,600	$306,360

Automotive - 2.6%
Autoliv, Inc.	9,280	$526,839
Bayerische Motoren Werke AG	19,990	1,101,430
Compagnie Generale des Etablissements Michelin	8,290	521,091
Hyundai Mobis	4,460	394,731
Johnson Controls, Inc.	2,980	226,271
Nissan Motor Co. Ltd.	53,300	633,106
PSA Peugeot Citroen S.A.	10,100	636,700
Renault S.A. (l)	5,130	545,726

		$4,585,894

Banks & Credit Companies - 9.0%
Aiful Corp.	7,600	$503,029
American Express Co.	10,100	530,755
Bank of America Corp.	52,044	2,370,084
BNP Paribas	8,020	745,241
BNP Paribas (n)	851	76,395
Citigroup, Inc.	33,463	1,580,457
Credit Agricole S.A.	25,780	1,003,537
DNB Holding A.S.A.	38,200	514,283
Fannie Mae	16,960	871,744
Freddie Mac	4,380	267,180
ING Groep N.V.	23,330	922,025
Irish Life & Permanent PLC	16,970	407,340
Nordea Bank AB	33,310	411,797
PNC Financial Services Group, Inc.	11,070	745,122
Royal Bank of Scotland Group PLC	29,511	959,863
Shinhan Financial Group Co. Ltd.	10,120	453,041
Shinsei Bank Ltd.	84,000	588,096
SunTrust Banks, Inc.	15,110	1,099,404
Svenska Handelsbanken AB, "A"	13,500	375,405
Takefuji Corp.	18,650	1,174,192
Wells Fargo & Co.	4,360	278,473

		$15,877,463

Broadcast & Cable TV - 1.5%
CBS Corp., "B"	9,383	$225,004
Nippon Television Network Corp.	2,570	377,328
PagesJaunes Groupe S.A.	22,820	641,268
Premiere AG (l)(n)	10,160	180,444
Viacom, Inc., "B" (n)	9,333	362,120
Vivendi Universal S.A.	6,590	226,410
Walt Disney Co.	12,080	336,911
WPP Group PLC	24,920	298,813

		$2,648,298

Brokerage & Asset Managers - 2.1%
Franklin Resources, Inc.	4,150	$391,096
Goldman Sachs Group, Inc.	11,560	1,814,458
Lehman Brothers Holdings, Inc.	3,140	453,824
Mellon Financial Corp.	15,370	547,172
Merrill Lynch & Co., Inc.	5,740	452,082

		$3,658,632

Business Services - 0.4%
Accenture Ltd., "A"	21,600	$649,512

Chemicals - 1.7%
Dow Chemical Co.	10,170	$412,902
E.I. du Pont de Nemours & Co.	9,680	408,593
Nalco Holding Co. (n)	12,420	219,834
PPG Industries, Inc.	10,980	695,583
Syngenta AG	8,600	1,208,916

		$2,945,828

Computer Software - 0.3%
Oracle Corp. (n)	32,410	$443,693

Construction - 1.9%
Fletcher Building Ltd.	58,640	$321,331
Geberit AG (l)	710	678,266
Italcementi S.p.A.	34,060	565,686
Masco Corp.	45,790	1,487,717
Sherwin-Williams Co.	4,540	224,458

		$3,277,458

Consumer Goods & Services - 0.9%
Kao Corp.	22,000	$579,464
Uni-Charm Corp. (l)	21,500	1,055,865

		$1,635,329

Electrical Equipment - 0.5%
Cooper Industries Ltd., "A"	5,530	$480,557
W.W. Grainger, Inc.	4,180	314,963

		$795,520

Electronics - 2.1%
Canon, Inc.	8,100	$536,123
Intel Corp.	24,510	474,269
Konica Minolta Holdings, Inc. (n)	33,000	421,139
OMRON Corp.	16,700	479,596
Ricoh Co. Ltd.	32,000	625,345
Royal Philips Electronics N.V. (l)	9,100	307,681
Samsung Electronics Co. Ltd.	1,320	855,820

		$3,699,973

Energy - Independent - 1.9%
Apache Corp.	7,950	$520,805
CNOOC Ltd.	542,000	419,105
Devon Energy Corp.	7,380	451,435
EOG Resources, Inc.	7,480	538,560
Norsk Hydro A.S.A. (l)	9,580	1,327,014

		$3,256,919

Energy - Integrated - 4.2%
Amerada Hess Corp.	4,710	$670,704
BP PLC, ADR	19,512	1,345,157
Chevron Corp.	5,997	347,646
ConocoPhillips	19,250	1,215,638

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Global Total Return Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Energy - Integrated - continued
Exxon Mobil Corp.	16,950	$1,031,577
LUKOIL, ADR	5,310	442,854
TOTAL S.A., ADR	18,240	2,402,755

		$7,456,331

Food & Drug Stores - 1.2%
Carrefour S.A.	21,290	$1,133,054
Lawson, Inc.	10,600	398,980
William Morrison Supermarkets PLC	194,620	642,138

		$2,174,172

Food & Non-Alcoholic Beverages - 2.2%
Archer Daniels Midland Co.	10,080	$339,192
Kellogg Co.	12,580	554,023
Kirin Beverage Corp.	16,000	389,481
Nestle S.A. (l)	7,339	2,179,316
Nong Shim Co. Ltd.	698	195,385
Sara Lee Corp.	13,590	242,989

		$3,900,386

Forest & Paper Products - 0.3%
International Paper Co.	14,740	$509,562

Health Maintenance Organizations - 0.2%
CIGNA Corp.	2,210	$288,670

Insurance - 3.4%
Allstate Corp.	32,360	$1,686,280
Aviva PLC	42,260	586,726
Benfield Group PLC	48,060	314,639
Chubb Corp.	2,980	284,411
Genworth Financial, Inc., "A"	6,030	201,583
Hartford Financial Services Group, Inc.	7,330	590,432
Jardine Lloyd Thompson Group PLC	50,090	314,882
MetLife, Inc.	30,760	1,487,861
Swiss Reinsurance Co.	5,950	415,918

		$5,882,732

Leisure & Toys - 0.1%
Heiwa Corp.	16,000	$246,332

Machinery & Tools - 1.2%
ASSA ABLOY AB, "B"	24,730	$458,986
Deere & Co.	16,250	1,284,563
Illinois Tool Works, Inc.	3,910	376,572

		$2,120,121

Metals & Mining - 0.6%
Anglo American PLC	28,510	$1,098,111

Natural Gas - Distribution - 0.7%
Tokyo Gas Co. Ltd. (l)	284,000	$1,242,704

Network & Telecom - 0.3%
Cisco Systems, Inc. (n)	16,960	$367,523
ZTE Corp.	41,800	170,230

		$537,753

Oil Services - 0.3%
Noble Corp.	2,640	214,104
Vallourec S.A.	330	318,847

		$532,951

Pharmaceuticals - 4.2%
Abbott Laboratories	9,400	$399,218
Astellas Pharma, Inc.	15,400	584,885
AstraZeneca PLC	13,670	688,421
Eli Lilly & Co.	3,650	201,845
GlaxoSmithKline PLC	23,200	606,334
Johnson & Johnson	25,400	1,504,188
Merck & Co., Inc.	28,110	990,315
Sanofi-Aventis (l)	7,930	754,663
Schering AG	5,840	607,379
Tanabe Seiyaku Co. Ltd. (l)	33,000	365,903
Wyeth	14,300	693,836

		$7,396,987

Printing & Publishing - 0.3%
Reed Elsevier PLC	57,140	$547,731

Railroad & Shipping - 0.7%
Burlington Northern Santa Fe Corp.	4,550	$379,152
Canadian National Railway Co.	19,714	892,650

		$1,271,802

Specialty Chemicals - 0.9%
Air Products & Chemicals, Inc.	4,030	$270,776
L'Air Liquide S.A. (n)	4,184	871,415
L'Air Liquide S.A., Bearer Shares (l)	836	174,116
Praxair, Inc.	4,690	258,654

		$1,574,961

Specialty Stores - 0.4%
Gap, Inc.	26,590	$496,701
NEXT PLC	8,420	241,259

		$737,960

Telecommunications - Wireless - 1.3%
KDDI Corp.	87	$464,956
Vodafone Group PLC	903,043	1,889,657

		$2,354,613

Telephone Services - 2.3%
Deutsche Telekom AG	37,210	$627,927
France Telecom S.A.	25,680	577,808
Sprint Nextel Corp.	63,890	1,650,918
Telecom Corp. of New Zealand Ltd.	101,100	344,850
Telenor A.S.A.	44,790	481,719
Verizon Communications, Inc.	11,990	408,379

		$4,091,601

Tobacco - 1.9%
Altria Group, Inc.	24,066	$1,705,317
British American Tobacco PLC	47,040	1,138,722
Swedish Match AB	37,280	509,957

		$3,353,996

Trucking - 0.8%
TNT N.V.	38,270	$1,325,498

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Global Total Return Series

Issuer		Shares/Par	Value ($)

COMMON STOCKS - continued

Utilities - Electric Power - 2.5%
Dominion Resources, Inc.		21,840	$1,507,615
E.ON AG		8,620	948,967
FPL Group, Inc.		14,210	570,389
Suez S.A. (l)		13,022	513,379
TXU Corp.		10,260	459,238
United Utilities PLC		24,720	295,985

			$4,295,573

Total Common Stocks			$102,062,687

BONDS- 29.3%

Asset Backed & Securitized - 2.6%
Commercial Mortgage Asset Trust, FRN, 1.128%, 2032 (a)(i)		$3,976,762	$169,613
Commercial Mortgage Pass-Through Certificate, FRN, 4.9388%, 2017 (a)		360,000	359,956
Commercial Mortgage Pass-Through Certificates, FRN, 4.9488%, 2017 (a)		700,000	699,619
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031		186,976	189,879
First Union National Bank Commercial Mortgage Trust, FRN, 1.194%, 2043 (a)(i)		8,149,296	311,316
IMPAC CMB Trust, FRN, 5.1681%, 2036		694,612	694,612
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3819%, 2041		606,421	594,163
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.9488%, 2046		309,099	309,222
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 4.9088%, 2018 (a)		700,000	699,926
Wachovia Bank Commercial Mortgage Trust, FRN, 4.9888%, 2015 (a)		494,865	495,167
Wachovia Bank Commercial Mortgage Trust, FRN, 5.0388%, 2015 (a)		130,986	131,027

			$4,654,500

Banks & Credit Companies - 0.5%
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)		$180,000	$177,154
Ulster Bank Finance PLC, 2.789%, 2008	EUR	622,000	753,589

			$930,743

Emerging Market Quasi-Sovereign - 0.4%
Gaz Capital S.A., 8.625%, 2034		$59,000	$72,570
Gazprom International S.A., 7.201%, 2020		108,000	112,806
Pemex Project Funding Master Trust, 8.625%, 2022		143,000	168,740
Petronas Capital Ltd., 7.875%, 2022		354,000	419,828

			$773,944

Emerging Market Sovereign - 0.5%
Aries Vermogensverwaltungs, 9.6%, 2014		$250,000	$311,563
Republic of Bulgaria, 8.25%, 2015		171,000	200,156
United Mexican States, 8.125%, 2019		207,000	243,225
United Mexican States, 5.625%, 2017		186,000	180,141

			$935,085

International Market Quasi-Sovereign - 4.8%
Development Bank of Japan, 1.4%, 2012	JPY	30,000,000	$252,434
Development Bank of Japan, 1.6%, 2014 (l)	JPY	220,000,000	1,851,067
Development Bank of Japan, 1.05%, 2023	JPY	125,000,000	911,041
KfW Bankengruppe, FRN, 2.563%, 2007	EUR	1,720,000	2,083,118
Landesbank Baden-Wurttemberg, FRN, 2.764%, 2007	EUR	617,000	747,903
Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007	EUR	560,000	678,846
Network Rail MTN Finance PLC, FRN, 2.628%, 2007	EUR	1,559,000	1,889,602

			$8,414,011

International Market Sovereign - 15.3%
Federal Republic of Germany, 5.25%, 2010	EUR	483,000	$624,329
Federal Republic of Germany, 3.5%, 2008	EUR	336,000	408,450
Federal Republic of Germany, 6.25%, 2030	EUR	1,505,000	2,443,476
Federal Republic of Germany, 6.25%, 2024	EUR	1,221,000	1,904,572
Federal Republic of Germany, 3.75%, 2015	EUR	1,066,000	1,291,144
Government of Canada, 4.5%, 2015	CAD	393,000	342,527
Government of New Zealand, 6.5%, 2013	NZD	3,702,000	2,381,779
Government of New Zealand, 6%, 2017 (l)	NZD	1,039,000	653,411
Kingdom of Belgium, 3.75%, 2009	EUR	711,000	870,121
Kingdom of Belgium, 5%, 2012	EUR	243,000	316,680
Kingdom of Netherlands, 5%, 2012	EUR	477,219	621,392
Kingdom of Spain, 5.35%, 2011	EUR	669,000	879,449
Quebec Province, 1.6%, 2013	JPY	53,000,000	445,687
Republic of Austria, 5%, 2012	EUR	877,000	1,140,724
Republic of Finland, 5.375%, 2013	EUR	362,000	485,040
Republic of Finland, 3%, 2008	EUR	1,322,000	1,591,864
Republic of France, 6%, 2025	EUR	491,000	755,680
Republic of France, 4.75%, 2012	EUR	483,000	621,882
Republic of France, 4.75%, 2035	EUR	279,000	379,386
Republic of Ireland, 4.6%, 2016	EUR	212,000	274,288
Republic of Ireland, 4.25%, 2007	EUR	469,000	577,049
United Kingdom Treasury, 5%, 2012	GBP	582,000	1,040,184
United Kingdom Treasury, 5.75%, 2009	GBP	1,672,000	3,027,203

3

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Global Total Return Series

Issuer		Shares/Par	Value ($)

BONDS - continued

International Market Sovereign - continued
United Kingdom Treasury, 8%, 2015	GBP	1,500,000	$3,342,858
United Kingdom Treasury, 4.25%, 2036	GBP	261,000	465,639

			$26,884,814

Mortgage Backed - 0.2%
Freddie Mac, 5%, 2024		$353,595	$350,202

Municipals - 0.3%
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015		$535,000	$572,113

Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance LLC, 5.55%, 2016		$290,000	$279,726

U.S. Government Agencies - 3.2%
Aid-Egypt, 4.45%, 2015		349,000	$330,093
Fannie Mae, 4.25%, 2007		1,006,000	993,081
Freddie Mac, 4.2%, 2007		757,000	746,173
Small Business Administration, 4.76%, 2025		460,155	436,719
Small Business Administration, 5.09%, 2025		75,000	72,833
Small Business Administration, 5.36%, 2025		713,000	704,252
Small Business Administration, 5.21%, 2026		890,000	869,932
Small Business Administration, 5.35%, 2026		720,000	709,988
Small Business Administration, 5.57%, 2026		686,000	685,878

			$5,548,949

U.S. Treasury Obligations - 1.3%
U.S. Treasury Bonds, 8%, 2021		$604,000	$793,411
U.S. Treasury Notes, 4%, 2015		769,000	720,667
U.S. Treasury Notes, 3.125%, 2008 (f)		737,000	707,347

			$2,221,425

Total Bonds			$51,565,512

PREFERRED STOCKS - 0.6%

Chemicals - 0.6%
Henkel KGaA		8,560	$1,001,097

Issuer	Strike Price	First Exercise	Shares	Value

WARRANTS - 0%

Chemicals - 0%
Syngenta AG (n)	$234.00	5/23/06	9,130	$11,489

Issuer/Expiration/Strike Price	Par Value of Contracts	Value

CALL OPTIONS PURCHASED - 0%
USD - April 2006 @ EUR 0.826	$1,331,000	$13,282

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS - 4.0%
Abbey National North America LLC, 4.84%, due 4/03/06 (y)	$7,070,000	$7,068,099

REPURCHASE AGREEMENT - 4.4%
Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $7,773,114 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)	$7,770,000	$7,770,000

COLLATERAL FOR SECURITIES LOANED - 5.1%
Morgan Stanley Repurchase Agreement, 4.895%, dated 3/31/06,
due 4/03/06, total to be received $8,896,817 (secured by various U.S.
Treasury and Federal Agency obligations in an individually traded account)	8,895,607	$8,895,607

Total Investments (k)		$178,387,773

OTHER ASSETS, LESS LIABILITIES - (1.5)%		(2,700,505)

NET ASSETS - 100.0%		$175,687,268

(a)	SEC Rule 144A restriction.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of March 31, 2006, the series had one security that was fair valued, aggregating $871,415 and 0.5% of net assets, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS/Sun Life Series Trust - Global Total Return Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$160,716,174
Gross unrealized appreciation	$21,377,530
Gross unrealized depreciation	(3,705,931)
Net unrealized appreciation (depreciation)	$17,671,599

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments
      Derivatives

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
AUD	241,928	4/18/06	$170,998	$173,367	$(2,369)
CAD	597,109	4/10/06 - 5/15/06	518,233	511,379	6,854
CHF	14,501	4/18/06	11,168	11,147	21
EUR	1,331,163	4/18/06 - 5/17/06	1,604,284	1,616,527	(12,243)
GBP	2,451,743	6/05/06	4,288,736	4,260,980	27,756
JPY	49,195,420	4/20/06 - 5/17/06	425,000	420,392	4,608
MXN	1,991,766	4/24/06	180,565	182,544	(1,979)
NOK	930,235	6/08/06	150,000	142,535	7,465
NZD	6,240,004	4/07/06	4,268,048	3,840,008	428,040
SEK	3,423,573	4/07/06 - 5/10/06	434,648	440,996	(6,348)
			$12,051,680	$11,599,875	$451,805

Purchases
AUD	1,188,013	4/07/06 - 4/18/06	$879,664	$851,442	$(28,222)
CAD	1,386,412	5/15/06	1,201,051	1,188,162	(12,889)
CHF	461,287	4/18/06	355,109	354,599	(510)
DKK	4,392,159	5/10/06	705,001	715,092	10,091
EUR	3,220,398	4/18/06 - 5/17/06	3,882,979	3,911,056	28,077
GBP	121,666	6/05/06	213,068	211,448	(1,620)
JPY	1,671,415,218	5/17/06	14,336,568	14,295,086	(41,482)
MXN	1,991,766	4/24/06	183,878	182,544	(1,334)
NOK	3,665,216	5/10/06	547,219	560,508	13,289
NZD	1,402,417	4/07/06	944,473	863,027	(81,446)
SEK	8,222,272	4/07/06 - 5/10/06	1,075,681	1,057,570	(18,111)
			$24,324,691	$24,190,534	$(134,157)

5

MFS/Sun Life Series Trust - Global Total Return Series
Supplemental Schedules (Unaudited) 03/31/2006 - continued

At March 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded a net receivable of $4,659 with Merrill Lynch International.

Futures Contracts

	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

Japan Government Bond 10 yr (Long)	3	$3,401,844	Jun-06	$(35,831)
U.S. Treasury Note 10 yr (Short)	14	1,489,469	Jun-06	17,178

				$(18,653)

At March 31, 2006, the series had sufficient cash and/or securities to cover any margin requirements under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

United States	35.0%
Great Britain	12.3%
Germany	8.3%
Japan	7.8%
France	7.3%
Switzerland	2.6%
New Zealand	2.1%
Netherlands	1.8%
Norway	1.3%
Others	21.5%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Government Securities Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Government Securities Series

Issuer	Shares/Par	Value ($)

BONDS- 98.7%

Agency - Other - 6.2%
Financing Corp., 9.8%, 2018	$7,760,000	$10,772,952
Financing Corp., 10.35%, 2018	7,065,000	10,201,803
Financing Corp., 9.4%, 2018	5,475,000	7,393,998
Financing Corp., STRIPS, 0%, 2017	8,940,000	4,855,171
Resolution Funding Corp., 8.875%, 2020	6,000,000	8,039,934

		$41,263,858

Mortgage Backed - 48.4%
Fannie Mae, 4.79%, 2012	$6,259,642	$6,037,383
Fannie Mae, 4.73%, 2012	715,514	687,966
Fannie Mae, 5%, 2013 - 2027	22,317,087	21,861,377
Fannie Mae, 4.8%, 2013	608,677	587,182
Fannie Mae, 4.845%, 2013	1,811,778	1,748,741
Fannie Mae, 5.06%, 2013	715,560	699,572
Fannie Mae, 4.65%, 2013	1,689,972	1,634,575
Fannie Mae, 4.45%, 2014	2,166,358	2,037,864
Fannie Mae, 4.771%, 2014	4,340,881	4,174,258
Fannie Mae, 4.6%, 2014	872,644	827,902
Fannie Mae, 4.666%, 2014	5,272,317	5,026,740
Fannie Mae, 4.518%, 2014	1,135,403	1,072,582
Fannie Mae, 4.77%, 2014	750,404	717,625
Fannie Mae, 4.847%, 2014	6,057,275	5,833,253
Fannie Mae, 5.1%, 2014	933,291	909,935
Fannie Mae, 4.82%, 2014 - 2015	3,130,450	2,996,291
Fannie Mae, 4.62%, 2015	1,574,119	1,488,659
Fannie Mae, 4.69%, 2015	620,617	589,366
Fannie Mae, 4.85%, 2015	620,095	594,978
Fannie Mae, 4.56%, 2015	1,126,713	1,060,354
Fannie Mae, 4.665%, 2015	760,530	720,752
Fannie Mae, 4.7%, 2015	872,200	828,440
Fannie Mae, 4.89%, 2015	612,040	588,677
Fannie Mae, 4.74%, 2015	700,000	666,075
Fannie Mae, 4.87%, 2015	653,969	627,901
Fannie Mae, 4.925%, 2015	2,432,680	2,348,286
Fannie Mae, 4.815%, 2015	824,000	787,347
Fannie Mae, 6%, 2016 - 2034	10,169,868	10,297,127
Fannie Mae, 6.5%, 2016 - 2032	15,989,357	16,354,547
Fannie Mae, 4.996%, 2017	2,325,890	2,259,091
Fannie Mae, 7.5%, 2017 - 2031	1,940,007	2,028,957
Fannie Mae, 5.5%, 2017 - 2035	75,987,962	74,527,177
Fannie Mae, 4.5%, 2019	29,023,541	27,776,692
Fannie Mae, 4.88%, 2020	668,573	654,196
Freddie Mac, 4.5%, 2013 - 2015	4,187,566	4,135,279
Freddie Mac, 4.375%, 2015	4,600,235	4,475,516
Freddie Mac, 5%, 2021 - 2025	12,743,183	12,641,229
Freddie Mac, 5.5%, 2025 - 2035	49,998,549	48,901,343
Freddie Mac, 6.5%, 2032	5,734,529	5,858,072
Freddie Mac, 6%, 2034 - 2035	31,420,449	31,454,614
Freddie Mac, 3.108%, 2035	141,640	141,000
Ginnie Mae, 5.5%, 2033 - 2034	11,514,941	11,409,892

		$320,068,813

U.S. Government Agencies - 23.8%
Aid to Israel, 0%, 2021 - 2024	$13,832,000	$5,459,974
Aid to Israel, 5.5%, 2023	7,403,000	7,569,176
Aid to Lebanon, 7.62%, 2009	3,798,085	3,935,765
Aid to Peru, 9.98%, 2008	1,364,949	1,440,636
Aid-Egypt, 4.45%, 2015	3,299,000	3,120,278
Empresa Energetica Cornito Ltd., 6.07%, 2010	5,629,000	5,712,928
Fannie Mae, 4.25%, 2009	7,277,000	7,098,954
Federal Home Loan Bank, 4.625%, 2008	16,745,000	16,610,789
Freddie Mac, 4.2%, 2007	7,706,000	7,595,781
Freddie Mac, 4.875%, 2009 - 2013	12,584,000	12,425,905
Freddie Mac, 7%, 2010	8,626,000	9,192,668
Overseas Private Investment Corp., 0%, 2007	3,537,331	3,608,078
Small Business Administration, 8.4%, 2007	3,246	3,285
Small Business Administration, 9.65%, 2007	6,205	6,297
Small Business Administration, 10.05%, 2009	14,685	15,262
Small Business Administration, 9.05%, 2009	11,851	12,319
Small Business Administration, 8.7%, 2009	136,864	141,613
Small Business Administration, 6.35%, 2021	2,741,834	2,835,686
Small Business Administration, 6.34%, 2021	2,605,420	2,694,193
Small Business Administration, 6.44%, 2021	3,142,586	3,257,909
Small Business Administration, 6.625%, 2021	3,354,825	3,507,196
Small Business Administration, 6.07%, 2022	2,733,365	2,802,268
Small Business Administration, 4.98%, 2023	1,785,449	1,734,190
Small Business Administration, 4.89%, 2023	4,546,312	4,389,129
Small Business Administration, 4.72%, 2024	4,511,603	4,303,712
Small Business Administration, 4.34%, 2024	2,434,204	2,261,523
Small Business Administration, 4.77%, 2024	3,419,063	3,273,087
Small Business Administration, 5.52%, 2024	2,553,962	2,555,618
Small Business Administration, 5.19%, 2024	2,635,700	2,585,988
Small Business Administration, 4.99%, 2024	2,869,687	2,778,164
Small Business Administration, 4.86%, 2024	2,226,673	2,139,140
Small Business Administration, 4.88%, 2024	2,068,817	1,988,853
Small Business Administration, 4.87%, 2024	2,658,706	2,552,759
Small Business Administration, 5.11%, 2025	2,421,420	2,359,098
Small Business Administration, 4.76%, 2025	3,888,796	3,690,744
Tennessee Valley Authority STRIPS, 0%, 2042	12,608,000	9,358,162
U.S. Department of Housing & Urban Development, 6.36%, 2016	6,000,000	6,235,896
U.S. Department of Housing & Urban Development, 6.59%, 2016	5,744,000	5,850,666

		$157,103,689

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Government Securities Series

Issuer	Shares/Par	Value ($)

BONDS - continued

U.S. Treasury Obligations - 20.3%
U.S. Treasury Bonds, 6.875%, 2025	$504,000	$615,234
U.S. Treasury Bonds, 6.25%, 2030	579,000	676,661
U.S. Treasury Bonds, 6%, 2026	14,839,000	16,557,074
U.S. Treasury Bonds, 4.5%, 2036	11,548,000	10,835,269
U.S. Treasury Notes, 5.5%, 2008	27,634,000	27,967,542
U.S. Treasury Notes, 6.5%, 2010	68,315,000	72,272,488
U.S. Treasury Notes, TIPS, 3.875%, 2009	4,670,996	4,890,314

		$133,814,582

Total Bonds		$652,250,942

Issue/Expiration/Strike Price	Number of Contracts

CALL OPTIONS PURCHASED - 0%
U.S. Treasury Notes 10yr Futures - May 2006 @ 109	131	$8,187

PUT OPTIONS PURCHASED - 0.1%
U.S. Treasury Notes 10yr Futures - May 2006 @ 109	131	$350,016

Issuer	Shares/Par

REPURCHASE AGREEMENT - 0.4%
Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $2,724,091 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)	$2,723,000	$2,723,000

Total Investments		$655,332,145

OTHER ASSETS, LESS LIABILITIES - 0.8%		5,261,753

NET ASSETS - 100.0%		$660,593,898

The following abbreviations are used in the Portfolio of Investments and are defined:
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Government Securities Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$671,162,074
Gross unrealized appreciation	$5,029,491
Gross unrealized depreciation	(20,859,420)
Net unrealized appreciation (depreciation)	$(15,829,929)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Futures Contracts

	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

U.S. Treasury Bond (Short)	106	$11,570,562	Jun-06	$397,067
U.S. Treasury Note 5 yr (Short)	94	9,817,125	Jun-06	56,952
U.S. Treasury Note 10 yr (Long)	13	1,383,078	Jun-06	(3,296)

				$450,723

At March 31, 2006, the series had sufficient cash and/or securities to cover any margin requirements under these derivative contracts.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

High Yield Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - High Yield Series

Issuer	Shares/Par	Value ($)

BONDS - 93.3%

Advertising & Broadcasting - 3.7%
Allbritton Communications Co., 7.75%, 2012	$1,828,000	$1,837,105
EchoStar DBS Corp., 6.375%, 2011	1,795,000	1,754,613
Granite Broadcasting Corp., 9.75%, 2010	1,260,000	1,171,800
Intelsat Ltd., 0% to 2010, 9.25% to 2015, (a)	1,590,000	1,101,075
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015	1,110,000	1,146,075
Lamar Media Corp., 7.25%, 2013	760,000	779,000
Lamar Media Corp., 6.625%, 2015	275,000	273,625
Panamsat Holding Corp., 0% to 2009, 10.375 to 2014	2,730,000	1,965,600
Paxson Communications Corp., FRN, 10.7769%, 2013 (a)	2,045,000	2,024,550
Sirius Satellite Radio, Inc., 9.625%, 2013	1,245,000	1,213,875

		$13,267,318

Aerospace - 1.3%
Argo-Tech Corp., 9.25%, 2011	$1,350,000	$1,424,250
DRS Technologies, Inc., 7.625%, 2018	2,150,000	2,214,500
Transdigm, Inc., 8.375%, 2011	1,025,000	1,071,125

		$4,709,875

Airlines - 0.6%
Continental Airlines, Inc., 6.9%, 2017	$357,382	$335,757
Continental Airlines, Inc., 6.748%, 2017	336,217	311,011
Continental Airlines, Inc., 6.795%, 2018	611,937	580,898
Continental Airlines, Inc., 7.566%, 2020	1,142,662	1,081,787

		$2,309,453

Apparel Manufacturers - 0.4%
Levi Strauss & Co., 12.25%, 2012	$830,000	$943,088
Levi Strauss & Co., 9.75%, 2015	625,000	657,813

		$1,600,901

Asset Backed & Securitized - 2.1%
Anthracite CDO Ltd., 6%, 2037 (a)	$1,300,000	$1,132,980
Arbor Realty Mortgage Securities, 6.8751%, 2041 (a)	750,000	749,775
Asset Securitization Corp., FRN, 7.4386%, 2029	754,009	785,870
CW Capital Ltd., 6.23%, 2045 (a)	950,000	929,290
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031	1,100,000	1,209,959
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032	855,000	843,107
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6611%, 2034 (a)	882,000	954,842
Mortgage Capital Funding, Inc., 7.214%, 2007	1,000,000	1,023,022

		$7,628,845

Automotive - 7.5%
Cooper Standard Automotive, Inc., 8.375%, 2014	$1,310,000	$1,021,800
Ford Motor Credit Co., 7%, 2013	1,192,000	1,066,132
Ford Motor Credit Co., 5.625%, 2008	1,450,000	1,326,018
Ford Motor Credit Co., 6.625%, 2008	2,518,000	2,383,259
Ford Motor Credit Co., 5.8%, 2009	2,053,000	1,874,917
Ford Motor Credit Co., 4.95%, 2008	980,000	913,241
Ford Motor Credit Co., 8.625%, 2010	1,065,000	1,020,330
General Motors Acceptance Corp., 6.125%, 2008	2,315,000	2,201,394
General Motors Acceptance Corp., 5.85%, 2009	352,000	329,197
General Motors Acceptance Corp., 6.75%, 2014	5,228,000	4,706,272
General Motors Acceptance Corp., 8%, 2031	4,586,000	4,334,238
Goodyear Tire & Rubber Co., 9%, 2015	3,115,000	3,161,725
Lear Corp., 8.11%, 2009	3,080,000	2,864,400

		$27,202,923

Broadcast & Cable TV - 3.7%
Cablevision Systems Corp., 8%, 2012	$870,000	$848,250
CCH I Holdings LLC, 9.92%, 2014	1,156,000	583,780
CCH I Holdings LLC, 11%, 2015	4,079,000	3,390,669
CCO Holdings LLC, 8.75%, 2013	665,000	646,713
Charter Communications, Inc., 8.375%, 2014 (a)	590,000	588,525
CSC Holdings, Inc., 8.125%, 2009	1,645,000	1,698,463
CSC Holdings, Inc., 6.75%, 2012 (a)	1,085,000	1,060,588
FrontierVision Operating Partners LP, 11%, 2006 (d)	1,060,000	1,505,200
Mediacom LLC, 9.5%, 2013	1,080,000	1,069,200
NTL Holdings, 10.46%, 2007	200,000	201,000
Time Warner Entertainment Co. LP, 8.375%, 2033	1,546,000	1,779,465

		$13,371,853

Building - 1.6%
Goodman Global Holdings, Inc., 7.875%, 2012	$2,245,000	$2,216,938
Interface, Inc., 10.375%, 2010	943,000	1,032,585
Interface, Inc., 9.5%, 2014	170,000	174,250
Nortek Holdings, Inc., 8.5%, 2014	1,050,000	1,068,375
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014	1,807,000	1,319,110

		$5,811,258

Business Services - 2.0%
Iron Mountain, Inc., 8.625%, 2013	$680,000	$707,200
Iron Mountain, Inc., 7.75%, 2015	720,000	725,400
Lucent Technologies, Inc., 5.5%, 2008	190,000	188,100
Lucent Technologies, Inc., 6.45%, 2029	395,000	356,488

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - High Yield Series

Issuer		Shares/Par	Value ($)

BONDS - continued

Business Services - continued
Northern Telecom Corp., 7.875%, 2026		$425,000	$410,125
Northern Telecom Corp., 6.875%, 2023		685,000	626,775
SunGard Data Systems, Inc., 10.25%, 2015 (a)		1,445,000	1,520,863
Xerox Corp., 7.625%, 2013		2,710,000	2,852,275

			$7,387,226

Chemicals - 5.1%
ARCO Chemical Co., 9.8%, 2020		$270,000	$294,300
Basell AF SCA, 8.375%, 2015 (a)		2,656,000	2,636,080
BCP Crystal Holdings Corp., 9.625%, 2014		693,000	767,498
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014		348,000	271,440
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014		2,947,000	2,283,925
Equistar Chemicals, 10.625%, 2011		680,000	736,100
Equistar Chemicals, 10.125%, 2008		695,000	738,438
Hercules, Inc., 6.75%, 2029		1,150,000	1,127,000
Huntsman International LLC, 10.125%, 2009		1,161,000	1,190,025
Huntsman International LLC, 7.375%, 2015 (a)		1,440,000	1,454,400
KI Holdings, Inc., 0% to 2009, 9.875% to 2014		1,960,000	1,421,000
Kronos International, Inc., 8.875%, 2009	EUR	70,000	88,680
Lyondell Chemical Co., 9.5%, 2008		$430,000	447,200
Lyondell Chemical Co., 11.125%, 2012		750,000	823,125
Nalco Co., 7.75%, 2011		1,145,000	1,159,313
Nalco Co., 8.875%, 2013		2,325,000	2,418,000
Resolution Performance Products LLC, 13.5%, 2010		760,000	812,250

			$18,668,774

Construction - 1.2%
Beazer Homes USA, Inc., 6.875%, 2015		$1,260,000	$1,197,000
Technical Olympic USA, Inc., 9%, 2010		435,000	445,875
Technical Olympic USA, Inc., 7.5%, 2011		310,000	282,100
Technical Olympic USA, Inc., 7.5%, 2015		840,000	724,500
WCI Communities, Inc., 7.875%, 2013		1,145,000	1,096,338
WCI Communities, Inc., 6.625%, 2015		625,000	553,125

			$4,298,938

Consumer Goods & Services - 2.6%
Bombardier Recreational Products, Inc., 8.375%, 2013		$885,000	$933,675
GEO Group, Inc., 8.25%, 2013		1,595,000	1,618,925
Jarden Corp., 9.75%, 2012		835,000	862,138
Playtex Products, Inc., 9.375%, 2011		1,025,000	1,071,125
Revlon Consumer Products Corp., 9.5%, 2011		1,895,000	1,809,725
Safilo Capital International S.A., 9.625%, 2013 (a)	EUR	650,000	886,495
Samsonite Corp., 8.875%, 2011		$1,145,000	1,210,838
Service Corp. International, 7%, 2017 (a)		1,205,000	1,226,088

			$9,619,009

Containers - 2.2%
Crown Americas, 7.75%, 2015 (a)		$1,840,000	$1,909,000
Graham Packaging Co. LP, 9.875%, 2014		1,185,000	1,199,813
Greif, Inc., 8.875%, 2012		1,160,000	1,235,400
Owens-Brockway Glass Container, Inc., 8.25%, 2013		3,365,000	3,516,425

			$7,860,638

Defense Electronics - 0.5%
L-3 Communications Corp., 5.875%, 2015		$725,000	$690,563
L-3 Communications Holdings, Inc, 6.125%, 2014		1,295,000	1,259,388

			$1,949,951

Electronics - 0.5%
Flextronics International Ltd., 6.5%, 2013		$1,125,000	$1,116,563
Flextronics International Ltd., 6.25%, 2014		665,000	651,700
Magnachip Semiconductor S.A., 8%, 2014		155,000	144,925

			$1,913,188

Emerging Market Quasi-Sovereign - 0.3%
Gazprom OAO, 9.625%, 2013 (a)		$610,000	$722,850
Gazprom OAO, 8.625%, 2034 (a)		224,000	274,960

			$997,810

Emerging Market Sovereign - 0.2%
Federative Republic of Brazil, 8.875%, 2019		$296,000	$342,324
Russian Ministry of Finance, 12.75%, 2028		243,000	433,463

			$775,787

Energy - Independent - 3.6%
Belden & Blake Corp., 8.75%, 2012		$1,065,000	$1,096,950
Chesapeake Energy Corp., 6.875%, 2016		2,210,000	2,226,575
Chesapeake Energy Corp., 7%, 2014		1,868,000	1,910,030
Chesapeake Energy Corp., 6.375%, 2015		2,200,000	2,164,250
Clayton Williams Energy, Inc., 7.75%, 2013		185,000	173,900
Newfield Exploration Co., 6.625%, 2014		1,410,000	1,413,525

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - High Yield Series

Issuer		Shares/Par	Value ($)

BONDS - continued

Energy - Independent - continued
Plains Exploration & Production Co., 7.125%, 2014		$1,160,000	$1,191,900
Quicksilver Resources, Inc., 7.125%, 2016		1,650,000	1,629,375
Whiting Petroleum Corp., 7%, 2014		1,120,000	1,108,800

			$12,915,305

Energy - Integrated - 0.3%
Amerada Hess Corp., 7.3%, 2031		$940,000	$1,046,600

Entertainment - 1.3%
AMC Entertainment, Inc., 9.5%, 2011		$1,281,000	$1,245,773
AMC Entertainment, Inc., 8.625%, 2012		630,000	658,350
AMC Entertainment, Inc., 11%, 2016 (a)		850,000	877,625
Six Flags, Inc., 9.75%, 2013		2,020,000	2,035,150

			$4,816,898

Food & Non-Alcoholic Beverages - 0.6%
B&G Foods Holding Corp., 8%, 2011		$820,000	$850,750
Michael Foods, Inc., 8%, 2013		1,405,000	1,431,344

			$2,282,094

Forest & Paper Products - 4.4%
Buckeye Technologies, Inc., 8.5%, 2013		$2,165,000	$2,181,238
Graphic Packaging International Corp., 9.5%, 2013		3,905,000	3,651,175
Jefferson Smurfit Corp., 8.25%, 2012		3,680,000	3,611,000
JSG Funding LLC, 11.5%, 2015 (a)(p)	EUR	1,836,061	2,270,375
MDP Acquisitions PLC, 9.625%, 2012		$1,145,000	1,210,838
Millar Western Forest Products Ltd., 7.75%, 2013		740,000	569,800
Norske Skog Canada Ltd., 8.625%, 2011		1,055,000	1,060,275
Norske Skog Canada Ltd., 7.375%, 2014		770,000	727,650
Stone Container Corp., 7.375%, 2014		855,000	795,150

			$16,077,501

Gaming & Lodging - 7.1%
Boyd Gaming Corp., 6.75%, 2014		$1,585,000	$1,581,038
Caesars Entertainment, Inc., 8.125%, 2011		1,760,000	1,914,000
Caesars Entertainment, Inc., 8.875%, 2008		425,000	454,750
Greektown Holdings, 10.75%, 2013 (a)		1,260,000	1,297,800
Host Marriott LP, 7.125%, 2013		1,410,000	1,434,675
Host Marriott LP, 6.375%, 2015		695,000	683,706
Majestic Star Casino LLC, 9.75%, 2011 (a)		1,055,000	1,065,550
Mandalay Resort Group, 9.375%, 2010		1,085,000	1,177,225
MGM Mirage, Inc., 6.875%, 2016 (a)		1,010,000	1,001,163
MGM Mirage, Inc., 6.75%, 2013 (a)		1,125,000	1,119,375
MGM Mirage, Inc., 8.5%, 2010		1,165,000	1,246,550
MGM Mirage, Inc., 8.375%, 2011		2,225,000	2,347,375
MGM Mirage, Inc., 5.875%, 2014		485,000	457,113
Pinnacle Entertainment, Inc., 8.75%, 2013		300,000	323,250
Pinnacle Entertainment, Inc., 8.25%, 2012		1,055,000	1,105,113
Royal Caribbean Cruises Ltd., 6.875%, 2013		840,000	863,654
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		2,560,000	2,784,000
Station Casinos, Inc., 6.5%, 2014		1,070,000	1,057,963
Station Casinos, Inc., 6.875%, 2016		80,000	80,400
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		2,575,000	2,504,188
Wynn Las Vegas LLC, 6.625%, 2014		1,460,000	1,418,025

			$25,916,913

Industrial - 2.5%
Amsted Industries, Inc., 10.25%, 2011 (a)		$1,255,000	$1,383,638
Da-Lite Screen Co., Inc., 9.5%, 2011		785,000	839,950
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012		2,075,000	2,129,469
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013		1,744,000	1,508,560
Knowledge Learning Corp., 7.75%, 2015 (a)		725,000	690,563
Milacron Escrow Corp., 11.5%, 2011		1,580,000	1,445,700
Wesco Distribution, Inc., 7.5%, 2017 (a)		965,000	979,475

			$8,977,355

Insurance - 0.6%
UnumProvident Corp., 6.85%, 2015 (a)		$1,048,000	$1,065,435
UnumProvident Corp., 7.625%, 2011		1,024,000	1,086,333

			$2,151,768

Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 5.75%, 2015		$631,000	$617,062

Machinery & Tools - 1.9%
Case Corp., 7.25%, 2016		$1,440,000	$1,411,200
Case New Holland, Inc., 7.125%, 2014 (a)		1,860,000	1,836,750
Case New Holland, Inc., 9.25%, 2011		1,400,000	1,494,500
Terex Corp., 10.375%, 2011		760,000	801,800
Terex Corp., 9.25%, 2011		400,000	425,500

3

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - High Yield Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Machinery & Tools - continued
Terex Corp., 7.375%, 2014	$1,010,000	$1,035,250

		$7,005,000

Medical & Health Technology & Services - 5.9%
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015	$2,465,000	$1,676,200
DaVita, Inc., 6.625%, 2013	740,000	738,150
DaVita, Inc., 7.25%, 2015	1,215,000	1,221,075
Extendicare Health Services, Inc., 6.875%, 2014	1,215,000	1,251,450
Fisher Scientific International, Inc., 6.125%, 2015	785,000	766,356
HCA, Inc., 7.875%, 2011	2,785,000	2,930,873
HCA, Inc., 6.375%, 2015	3,335,000	3,245,872
Omnicare, Inc., 6.875%, 2015	2,130,000	2,124,675
Psychiatric Solutions, Inc., 7.75%, 2015	985,000	1,002,238
Select Medical Corp., 7.625%, 2015	1,655,000	1,493,638
Tenet Healthcare Corp., 9.875%, 2014	1,540,000	1,559,250
Tenet Healthcare Corp., 9.25%, 2015 (a)	680,000	681,700
Triad Hospitals, Inc., 7%, 2013	1,815,000	1,787,775
U.S. Oncology, Inc., 10.75%, 2014	995,000	1,087,038

		$21,566,290

Metals & Mining - 1.2%
Century Aluminum Co., 7.5%, 2014	$1,045,000	$1,086,800
Massey Energy Co., 6.875%, 2013 (a)	1,800,000	1,764,000
Peabody Energy Corp., 5.875%, 2016	1,565,000	1,490,663

		$4,341,463

Natural Gas - Distribution - 0.5%
AmeriGas Partners LP, 7.25%, 2015	$845,000	$845,000
AmeriGas Partners LP, 7.125%, 2016	990,000	985,050

		$1,830,050

Natural Gas - Pipeline - 3.0%
ANR Pipeline Co., 9.625%, 2021	$875,000	$1,071,473
Atlas Pipeline Partners LP, 8.125%, 2015 (a)	1,070,000	1,115,475
Colorado Interstate Gas Co., 5.95%, 2015	790,000	758,154
El Paso Energy Corp., 7%, 2011	2,730,000	2,740,238
El Paso Energy Corp., 7.625%, 2010	1,060,000	1,105,050
El Paso Energy Corp., 7.75%, 2013	2,190,000	2,269,388
Transcontinental Gas Pipe Line Corp., 7%, 2011	750,000	776,250
Williams Cos., Inc., 7.125%, 2011	733,000	754,074
Williams Cos., Inc., 7.75%, 2031	380,000	402,800

		$10,992,902

Network & Telecom - 4.4%
Cincinnati Bell, Inc., 8.375%, 2014	$1,835,000	$1,864,819
Citizens Communications Co., 9%, 2031	1,975,000	2,110,781
Citizens Communications Co., 9.25%, 2011	1,601,000	1,757,098
GCI, Inc., 7.25%, 2014	770,000	756,525
Hawaiian Telecom Communications, Inc., 9.75%, 2013 (a)	935,000	939,675
Hawaiian Telecom Communications, Inc., 12.5%, 2015 (a)	290,000	287,100
Qwest Capital Funding, Inc., 7.25%, 2011	1,390,000	1,409,113
Qwest Corp., 8.875%, 2012	1,625,000	1,815,938
Qwest Corp., 7.875%, 2011	1,675,000	1,788,063
Time Warner Telecom Holdings, Inc., 9.25%, 2014	1,375,000	1,474,688
Verizon New York, Inc., 7.375%, 2032	1,599,000	1,621,839

		$15,825,639

Oil Services - 0.6%
GulfMark Offshore, Inc., 7.75%, 2014	$1,190,000	$1,213,800
Hanover Compressor Co., 9%, 2014	1,055,000	1,134,125

		$2,347,925

Pharmaceuticals - 0.4%
Warner Chilcott Corp., 8.75%, 2015 (a)	$1,425,000	$1,414,313

Precious Metals & Minerals - 0.1%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014	$232,000	$232,000

Printing & Publishing - 3.5%
American Media Operations, Inc., 8.875%, 2011	$1,345,000	$1,149,975
Dex Media, Inc., 0% to 2008, 9% to 2013	3,710,000	3,134,950
Dex Media, Inc., 0% to 2008, 9% to 2013	1,710,000	1,444,950
MediaNews Group, Inc., 6.875%, 2013	1,895,000	1,762,350
PRIMEDIA, Inc., 8.875%, 2011	765,000	745,875
PRIMEDIA, Inc., 8%, 2013	780,000	713,700
R.H. Donnelley Corp., 8.875%, 2016 (a)	1,730,000	1,799,200
WDAC Subsidiary Corp., 8.375%, 2014 (a)	1,835,000	1,812,063

		$12,563,063

Railroad & Shipping - 0.6%
Kansas City Southern Railway Co., 7.5%, 2009	$1,720,000	$1,745,800
TFM S.A. de C.V., 12.5%, 2012	132,000	147,840
TFM S.A. de C.V., 9.375%, 2012	181,000	199,100

		$2,092,740

4

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - High Yield Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Restaurants - 0.2%
Denny's Corp. Holdings, Inc., 10%, 2012	$850,000	$877,625

Retailers - 3.3%
Buhrmann U.S., Inc., 7.875%, 2015	$1,550,000	$1,569,375
Couche-Tard, Inc., 7.5%, 2013	1,820,000	1,865,500
Dollar General Corp., 8.625%, 2010	1,305,000	1,402,875
GSC Holdings Corp., 8%, 2012 (a)	1,660,000	1,647,550
Jean Coutu Group (PJC), Inc., 7.625%, 2012	915,000	889,838
Neiman Marcus Group, Inc., 10.375%, 2015 (a)	650,000	690,625
Neiman Marcus Group, Inc., 9%, 2015 (a)	1,065,000	1,126,238
Rite Aid Corp., 8.125%, 2010	1,125,000	1,148,906
Steinway Musical Instruments, Inc., 7%, 2014 (a)	1,510,000	1,510,000

		$11,850,907

Specialty Stores - 0.3%
Payless ShoeSource, Inc., 8.25%, 2013	$1,085,000	$1,139,250

Steel - 0.3%
Chaparral Steel Co., 10%, 2013	$1,005,000	$1,120,575

Supermarkets - 0.1%
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)	250,000	$0
Pathmark Stores, Inc., 8.75%, 2012	495,000	477,675

		$477,675

Telecommunications - Wireless - 3.2%
Alamosa Holdings, Inc., 12%, 2009	$1,167,000	$1,257,443
American Tower Corp., 7.125%, 2012	470,000	488,800
American Towers, Inc., 7.25%, 2011	735,000	766,238
Centennial Communications Corp., 10.125%, 2013	655,000	715,588
Centennial Communications Corp., 10%, 2013	300,000	311,625
Nextel Communications, Inc., 5.95%, 2014	3,380,000	3,346,285
Rogers Wireless, Inc., 6.375%, 2014	1,380,000	1,376,550
Rogers Wireless, Inc., 7.5%, 2015	990,000	1,061,775
Rural Cellular Corp., 9.875%, 2010	1,200,000	1,281,000
Wind Acquisition Finance S.A., 10.75%, 2015 (a)	960,000	1,036,800

		$11,642,104

Tobacco - 0.5%
R.J. Reynolds Tobacco Holdings, Inc, 7.3%, 2015	$865,000	$888,788
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	1,040,000	1,073,800

		$1,962,588

Transportation - Services - 1.0%
Hertz Corp., 8.875%, 2014 (a)	$760,000	$788,500
Stena AB, 9.625%, 2012	435,000	474,150
Stena AB, 7%, 2016	1,311,000	1,232,340
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	1,015,000	1,027,688

		$3,522,678

Utilities - Electric Power - 6.2%
AES Corp., 8.75%, 2013 (a)	$1,985,000	$2,143,800
AES Corp., 9%, 2015 (a)	280,000	303,800
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)	1,615,000	1,770,444
Dynegy Holdings, Inc., 8.375%, 2016 (a)	720,000	720,000
Empresa Nacional de Electricidad S.A., 8.35%, 2013	317,000	350,849
Enersis S.A., 7.375%, 2014	529,000	553,487
FirstEnergy Corp., 6.45%, 2011	655,000	677,751
Midwest Generation LLC, 8.75%, 2034	1,970,000	2,132,525
Mirant North America LLC, 7.375%, 2013 (a)	1,820,000	1,856,400
Mission Energy Holding Co., 13.5%, 2008	1,015,000	1,164,713
Nevada Power Co., 6.5%, 2012	270,000	275,196
Nevada Power Co., 5.875%, 2015	690,000	677,109
NRG Energy, Inc., 7.375%, 2016	3,730,000	3,809,263
Reliant Energy, Inc., 6.75%, 2014	210,000	185,325
Reliant Resources, Inc., 9.25%, 2010	435,000	435,544
Reliant Resources, Inc., 9.5%, 2013	635,000	635,794
Sierra Pacific Power Co., 6.25%, 2012	585,000	589,561
TXU Corp., 5.55%, 2014	4,595,000	4,298,145

		$22,579,706

Total Bonds		$339,559,736

FLOATING RATE LOANS- 0.5%(g) (r)

Forest & Paper Products - 0.3%
Georgia Pacific, Second Lien Term Loan, 7.83%, 2013	$403,333	$411,904
Georgia Pacific, Term Loan, 6.88%, 2013	804,650	810,039

		$1,221,943

Medical & Health Technology & Services - 0.2%
HealthSouth Corp., Bridge Loan, 9.58%, 2007	$590,000	$584,838

Total Floating Rate Loans		$1,806,781

5

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - High Yield Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 0.6%

Automotive - 0.3%
Magna International, Inc., "A"	16,400	$1,241,316

Metals & Mining - 0%
Oxford Automotive, Inc. (n)	21	$0

Printing & Publishing - 0%
Golden Books Family Entertainment, Inc. (n)	17,708	$0

Specialty Chemicals - 0%
Sterling Chemicals, Inc. (n)	11	$113

Telecommunications - Wireless - 0.1%
Vodafone Group PLC, ADR	14,484	$302,716

Telephone Services - 0.2%
NTL, Inc.	21,118	$614,745
XO Holdings, Inc. (n)	221	873

		$615,618

Total Common Stocks		$2,159,763

PREFERRED STOCKS - 0.1%

Broadcast & Cable TV - 0.1%
Paxson Communications Corp., 14.25%	42	$366,450

Consumer Goods & Services - 0%
Renaissance Cosmetics, Inc., 14% (n)	852	$0

Real Estate - 0%
HRPT Properties Trust, "B", 8.75%	1,225	$32,181

Telephone Services - 0%
PTV, Inc., "A", 10%	37	$71

Total Preferred Stocks		$398,702

CONVERTIBLE PREFERRED STOCKS -0.8%

Automotive - 0.5%
General Motors Corp., 5.25%	106,822	$1,734,789

Real Estate - 0.3%
Mills Corp., 6.75%, 6.75% (a)	900	$665,663
Mills Corp., 6.75%	500	369,813

		$1,035,476

Total Convertible Preferred Stocks		$2,770,265

Issuer	Strike Price	First Exercise	Shares	Value

WARRANTS - 0%

Broadcast & Cable TV - 0%
XM Satellite Radio, Inc. (n)	45.24	9/16/00	881	$20,263

Business Services - 0%
Loral Space & Communications Ltd.(n)	0.14	1/28/97	1,000	$0
Loral Space & Communications Ltd.(n)	0.14	1/28/97	1,100	0

				$0

Computer Software - 0%
Cybernet Internet Services (n)	22.28	10/29/99	800	$0

Network & Telecom - 0%
Knology, Inc. (a)(n)	0.10	11/22/97	525	$824

Specialty Chemicals - 0%
Sterling Chemicals, Inc. (n)	52.00	12/31/02	19	$2

Telephone Services - 0%
GT Group Telecom, Inc. (n)	0.00	8/01/00	2,900	$0
XO Holdings, Inc., "A" (n)	6.25	5/27/03	1,744	785
XO Holdings, Inc., "B" (n)	7.50	5/27/03	1,307	523
XO Holdings, Inc., "C" (n)	10.00	5/27/03	1,307	327

				$1,635

Total Warrants				$22,724

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS - 3.8%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$13,718,000	$13,714,311

Total Investments (k)		$360,432,282

OTHER ASSETS, LESS LIABILITIES - 0.9%		3,451,650

NET ASSETS - 100.0%		$363,883,932

(a)	SEC Rule 144A restriction.
(d)	Non-income producing security – in default.
(g)	The rate shown represents a weighted average coupon rate at period end.
(k)	As of March 31, 2006, the fund had eight securities that were fair valued, aggregating $0 and 0.0% of net assets, in accordance with the policies adopted by the Board of Trustees.
(n)	Non-income producing security.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans, while exempt from registration with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, may contain certain restrictions on resale and cannot be sold publicly. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS/Sun Life Series Trust - High Yield Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series as computed on a federal income tax basis, are as follows:

Aggregate Cost	$366,747,630
Gross unrealized appreciation	$5,660,492
Gross unrealized depreciation	(11,975,840)
Net unrealized appreciation (depreciation)	$(6,315,348)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
EUR	3,496,762	4/18/2006	$4,169,784	$4,243,711	$(73,927)

Purchases
EUR	1,637,040	4/18/2006-5/17/2006	$1,978,490	$1,987,962	$9,473

At March 31, 2006 the series had sufficient cash and/or securities to cover any commitments under these derivative contracts

7

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

International Value Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - International Value Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 95.8%

Airlines - 0.4%
Thai Airways International Public Co. Ltd.	451,300	$539,817

Alcoholic Beverages - 1.2%
Diageo PLC	99,658	$1,568,800

Apparel Manufacturers - 0.7%
Impact 21 Co. Ltd.	23,400	$600,433
Sanyo Shokai Ltd. (l)	37,400	326,350

		$926,783

Automotive - 6.0%
Autoliv, Inc.	19,000	$1,078,658
Bayerische Motoren Werke AG	31,470	1,733,967
Compagnie Generale des Etablissements Michelin (l)	15,900	999,439
Hyundai Mobis	7,400	654,935
Kongsberg Automotive A.S.A.	51,500	479,249
Nissan Motor Co. Ltd. (l)	90,400	1,073,786
PSA Peugeot Citroen S.A. (l)	17,100	1,077,978
Renault S.A. (l)	9,100	968,052

		$8,066,064

Banks & Credit Companies - 16.8%
Aiful Corp.	16,700	$1,105,340
BNP Paribas (l)	17,000	1,579,688
BNP Paribas (n)	1,700	152,610
Close Brothers Group PLC	18,880	349,664
Credit Agricole S.A. (l)	58,663	2,283,573
Dah Sing Financial Holdings Ltd.	72,800	573,251
DEPFA Bank PLC	41,300	736,000
DNB Holding A.S.A. (l)	88,760	1,194,967
ING Groep N.V.	50,700	2,003,714
Irish Life & Permanent PLC	39,460	947,180
Joyo Bank	68,000	479,545
Kookmin Bank	9,650	833,215
Krungthai Card PLC	491,000	308,177
LIC Housing Finance Ltd.	60,900	259,749
Nordea Bank AB (l)	74,200	917,302
Royal Bank of Scotland Group PLC	68,271	2,220,556
Shinhan Financial Group Co. Ltd.	21,090	944,134
Shinsei Bank Ltd.	189,000	1,323,217
Siam City Bank Public Co. Ltd.	777,000	485,687
SinoPac Holdings	815,000	413,075
Svenska Handelsbanken AB, "A"	34,300	953,806
Takefuji Corp. (l)	38,120	2,400,010

		$22,464,460

Broadcast & Cable TV - 2.9%
Nippon Television Network Corp.	5,240	$769,338
PagesJaunes Groupe S.A. (l)	45,100	1,267,361
Premiere AG (n)	21,610	383,798
Vivendi Universal S.A. (l)	21,000	721,489
WPP Group PLC	58,700	703,865

		$3,845,851

Chemicals - 2.0%
Hanwha Chemical Corp.	37,940	$484,158
Syngenta AG	15,337	2,155,947

		$2,640,105

Construction - 3.4%
Buzzi Unicem S.p.A.	16,800	$400,612
Fletcher Building Ltd. (l)	146,900	804,972
Geberit AG	1,300	1,241,895
Italcementi S.p.A.	59,800	993,189
Nexity International	7,200	494,473
Sekisui Chemical Co. Ltd. (l)	72,000	609,915

		$4,545,056

Consumer Goods & Services - 2.4%
Kao Corp.	52,000	$1,369,642
Uni-Charm Corp. (l)	36,200	1,777,782

		$3,147,424

Electrical Equipment - 0.5%
Saft Groupe S.A. (n)	10,500	$307,155
Samsung SDI Co. Ltd.	3,950	321,138

		$628,293

Electronics - 5.5%
Barco N.V. (l)	4,400	$375,789
Brother Industries Ltd. (l)	35,000	383,321
Canon, Inc.	16,300	1,078,865
Konica Minolta Holdings, Inc. (n)	72,000	918,850
OMRON Corp.	34,200	982,166
Ricoh Co. Ltd.	63,000	1,231,148
Royal Philips Electronics N.V. (l)	16,300	551,120
Samsung Electronics Co. Ltd.	2,250	1,458,784
Seiko Epson Corp. (l)	15,100	416,968

		$7,397,011

Energy - Independent - 3.6%
Apache Corp.	10,000	$655,100
Cairn Energy PLC (n)	10,700	394,848
CNOOC Ltd.	1,052,500	813,852
Neste Oil OYJ (l)	9,459	325,323
Norsk Hydro A.S.A.	15,100	2,091,639
PTT Public Co.	76,900	462,884

		$4,743,646

Energy - Integrated - 4.6%
BP PLC, ADR	31,436	$2,167,198
LUKOIL, ADR	9,800	817,320
TOTAL S.A., ADR	24,220	3,190,501

		$6,175,019

Food & Drug Stores - 3.1%
Carrefour S.A. (l)	37,400	$1,990,428
Lawson, Inc.	22,400	843,128
William Morrison Supermarkets PLC	379,000	1,250,491

		$4,084,047

Food & Non-Alcoholic Beverages - 4.9%
CoolBrands International, Inc. (n)	53,900	$119,947
CSM N.V.	22,400	699,526
Greencore Group PLC	91,771	428,328
Kirin Beverage Corp.	37,400	910,413
Nestle S.A. (l)	13,234	3,929,835
Nong Shim Co. Ltd.	1,722	482,025

		$6,570,074

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - International Value Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Forest & Paper Products - 0.3%
Abitibi-Consolidated, Inc.	109,500	$452,677

Furniture & Appliances - 0.3%
Indesit Co. S.p.A. (l)	32,400	$416,352

Gaming & Lodging - 0.4%
William Hill Organization Ltd.	45,600	$474,725

Insurance - 4.3%
AMB Generali Holding AG	5,800	$702,080
Aviva PLC	89,890	1,248,008
Benfield Group PLC	127,820	836,812
Catlin Group Ltd.	65,080	533,430
Hiscox PLC	160,848	664,085
Jardine Lloyd Thompson Group PLC	127,500	801,505
Swiss Reinsurance Co. (l)	13,100	915,718

		$5,701,638

Leisure & Toys - 0.9%
Heiwa Corp. (l)	47,900	$737,455
Tamron Co. Ltd. (l)	26,000	424,147

		$1,161,602

Machinery & Tools - 1.0%
Alfa Laval AB (l)	14,800	$398,248
ASSA ABLOY AB, "B" (l)	50,900	944,699

		$1,342,947

Metals & Mining - 1.3%
Anglo American PLC	45,300	$1,744,807

Natural Gas - Distribution - 1.9%
Tokyo Gas Co. Ltd. (l)	576,000	$2,520,413

Network & Telecom - 0.3%
ZTE Corp.	83,000	$338,016

Oil Services - 2.0%
Compagnie Generale de Geophysique S.A. (n)	3,863	$561,974
Fugro N.V.	14,612	562,424
Petrofac Ltd. (n)	88,400	494,690
Petroleum Geo-Services A.S.A. (n)	7,400	344,879
Vallourec S.A. (l)	700	676,342

		$2,640,309

Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	38,200	$1,450,818
AstraZeneca PLC	23,330	1,174,899
GlaxoSmithKline PLC	60,200	1,573,333
Sanofi-Aventis (l)	16,825	1,601,161
Schering AG	13,740	1,429,005
Tanabe Seiyaku Co. Ltd.	83,000	920,302

		$8,149,518

Printing & Publishing - 0.6%
Reed Elsevier PLC	85,730	$821,787

Railroad & Shipping - 0.7%
Sincere Navigation Corp.	472,000	$479,184
SMRT Corp. Ltd.	590,300	408,992

		$888,176

Specialty Chemicals - 1.2%
L'Air Liquide S.A. (n)	6,320	$1,316,287
L'Air Liquide S.A., Bearer Shares	1,580	329,072

		$1,645,359

Specialty Stores - 1.9%
Grupo Elektra S.A. de C.V.	45,100	$459,613
Matalan PLC	159,300	529,060
NEXT PLC	20,800	595,984
Praktiker Bau-und Heimwerkermaerkte Holding AG (n)	31,330	915,351

		$2,500,008

Telecommunications - Wireless - 3.5%
AFK Sistema, GDR (a)	16,840	$410,896
KDDI Corp.	164	876,469
MobilCom AG (l)(n)	20,100	486,857
Vodafone Group PLC	1,394,953	2,919,001

		$4,693,223

Telephone Services - 3.6%
Deutsche Telekom AG (l)	68,500	$1,155,953
FastWeb S.p.A. (l)	9,000	459,450
France Telecom S.A.	47,300	1,064,264
Hanaro Telecom, Inc. (n)	92,100	249,751
Royal KPN N.V.	36,250	408,697
Telecom Corp. of New Zealand Ltd. (l)	198,688	677,720
Telenor A.S.A.	79,300	852,877

		$4,868,712

Tobacco - 2.3%
British American Tobacco PLC	88,900	$2,152,049
Swedish Match AB (l)	63,300	865,887

		$3,017,936

Trucking - 1.8%
TNT N.V.	70,800	$2,452,188

Utilities - Electric Power - 3.4%
E.ON AG	16,700	$1,838,486
Hera S.p.A.	130,200	393,815
Scottish Power PLC	50,100	506,347
Suez S.A. (l)	26,055	1,027,193
United Utilities PLC	61,100	731,582

		$4,497,423

Total Common Stocks		$127,670,266

PREFERRED STOCKS - 1.3%

Chemicals - 1.3%
Henkel KGaA (l)	15,300	$1,789,345

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - International Value Series

Issuer	Strike Price	First Exercise	Shares	Value

WARRANTS - 0%

Chemicals - 0%
Syngenta AG (n)	$234.00	5/23/06	15,337	$19,300

SHORT-TERM OBLIGATIONS - 0.8%
Abbey National North America LLC, 4.84%, due 4/03/06 (y)			$993,000	$992,733

COLLATERAL FOR SECURITIES LOANED- 19.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			26,155,673	$26,155,673

Total Investments(k)				$156,627,317

OTHER ASSETS, LESS LIABILITIES - (17.5)%				(23,297,735)

NET ASSETS - 100.0%				$133,329,582

(a)	SEC Rule 144A restriction.
(k)	As of March 31, 2006, the series had two securities that were fair valued, aggregating $1,727,183 and 1.3% of net assets, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS/Sun Life Series Trust - International Value Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$129,772,467
Gross unrealized appreciation	$29,583,019
Gross unrealized depreciation	(2,728,169)
Net unrealized appreciation (depreciation)	$26,854,850

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

Great Britain	19.9%
Japan	19.2%
France	16.2%
Germany	8.4%
Switzerland	6.2%
Netherlands	5.0%
South Korea	4.1%
Sweden	3.9%
Norway	3.7%
Others	13.4%

4

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Money Market Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Money Market Series

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT - 13.3%

Banks & Credit Companies - 13.3%
Caylon New York Branch, 4.73%, due 05/22/2006	$10,000,000	$10,000,000
Citibank N.A., 4.715%, due 05/17/2006	14,077,000	14,077,000
Credit Suisse First Boston, NY, 4.985%, due 09/13/2006	14,188,000	14,188,000
Royal Bank of Canada, New York Branch, 4.7125%, due 05/19/2006	9,221,000	9,220,871

Total Certificates of Deposit, at Amortized Cost and Value		$47,485,871

COMMERCIAL PAPER- 78.5%(y)

Banks & Credit Companies - 20.2%
Abbey National North America LLC, 4.84%, due 4/03/06	$14,219,000	$14,215,177
Depfa Bank PLC, 4.49%, due 4/11/06 (t)	4,734,000	4,728,096
Depfa Bank PLC, 4.595%, due 5/03/06 (t)	9,548,000	9,509,002
Dexia Delaware LLC, 4.64%, due 5/09/06	1,297,000	1,290,648
HBOS Treasury Services PLC, 4.655%, due 5/17/06	14,233,000	14,148,341
ING America Insurance Holdings, Inc., 4.64%, due 5/15/06	14,238,000	14,157,255
UBS Finance Delaware LLC, 4.54%, due 4/07/06 - 4/17/06	13,650,000	13,631,537
UBS Finance Delaware LLC, 4.625%, due 5/10/06	547,000	544,259

		$72,224,315

Financial Institutions - 53.7%
Alpine Securitization Corp., 4.77%, due 4/25/06 (t)	$14,297,000	$14,251,536
American General Finance Corp., 4.56%, due 5/01/06	117,000	116,555
American General Finance Corp., 4.625%, due 5/11/06	14,104,000	14,031,521
Barton Capital LLC, 4.745%, due 5/15/06 (t)	14,294,000	14,211,103
CAFCO LLC, 4.66%, due 4/27/06 (t)	94	94
CAFCO LLC, 4.64%, due 5/04/06 (t)	14,202,000	14,141,594
CRC Funding LLC, 4.58%, due 4/17/06 (t)	4,192,000	4,183,467
CRC Funding LLC, 4.67%, due 5/02/06 (t)	9,985,000	9,944,846
Edison Asset Securitization LLC, 4.6%, due 5/04/06 (t)	14,298,000	14,237,710
FCAR Owner Trust, 4.78%, due 4/25/06	11,444,000	11,407,532
Falcon Asset Securitization Corp., 4.66%, due 5/02/06 (t)	14,175,000	14,118,119
General Electric Capital Corp., 4.67%, due 5/05/06	14,277,000	14,214,031
Govco, Inc., 4.6%, due 5/04/06 (t)	14,290,000	14,229,744
Jupiter Securitization Corp., 4.55%, due 4/05/06 (t)	3,907,000	3,905,025
Kitty Hawk Funding Corp., 4.76%, due 5/18/06 (t)	7,000,000	6,956,499
New Center Asset Trust, 4.76%, due 4/20/06	10,326,000	10,300,059
New Center Asset Trust, 4.78%, due 4/28/06	3,965,000	3,950,785
Old Line Funding LLC, 4.57%, due 4/12/06 (t)	6,493,000	6,483,933
Old Line Funding LLC, 4.67%, due 5/01/06 (t)	7,759,000	7,728,805
Scaldis Capital LLC, 4.6%, due 4/27/06 (t)	5,000,000	4,983,389
Scaldis Capital LLC, 4.67%, due 5/18/06 (t)	6,718,000	6,677,041
Scaldis Capital LLC, 4.72%, due 5/31/06 (t)	2,400,000	2,381,120

		$192,454,508

Insurance - 0.6%
Metlife, Inc., 4.68%, due 5/11/06 (t)	$2,340,000	$2,327,832

Network & Telecom - 4.0%
BellSouth Corp., 4.74%, due 5/08/06 (t)	$14,286,000	$14,216,401

Total Commercial Paper, at Amortized Cost and Value		$281,223,056

REPURCHASE AGREEMENT-7.7%
Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $27,710,103 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost	$27,699,000	$27,699,000

Total Investments, at Amortized Cost and Value		$356,407,927

OTHER ASSETS, LESS LIABILITIES - 0.5%		1,751,359

NET ASSETS - 100.0%		$358,159,286

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rates shown represent annualized yields at time of purchase.

Cost of investments for federal income tax purposes is $356,407,927.

1

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Strategic Income Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Strategic Income Series

Issuer	Shares/Par	Value ($)

BONDS- 95.0%

Advertising & Broadcasting - 2.4%
Allbritton Communications Co., 7.75%, 2012	$300,000	$301,484
EchoStar DBS Corp., 6.375%, 2011	215,000	210,163
Granite Broadcasting Corp., 9.75%, 2010	205,000	190,650
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015	230,000	237,475
Lamar Media Corp., 7.25%, 2013	200,000	205,000
Liberty Media Corp., 5.7%, 2013	251,000	233,407
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014	290,000	208,800
Paxson Communications Corp., FRN, 10.7769%, 2013 (a)	190,000	188,100
Viacom, Inc., 7.7%, 2010	130,000	139,047

		$1,914,126

Aerospace - 0.4%
DRS Technologies, Inc., 7.625%, 2018	$165,000	$169,950
Transdigm, Inc., 8.375%, 2011	160,000	167,200

		$337,150

Airlines - 0.2%
Continental Airlines, Inc., 7.566%, 2020	$169,283	$160,265

Apparel Manufacturers - 0.2%
Levi Strauss & Co., 12.25%, 2012	$105,000	$119,306

Asset Backed & Securitized - 8.1%
Anthracite CDO Ltd., 6%, 2037 (a)	$200,000	$174,305
ARCap, REIT, Inc., "H", 6.1%, 2045 (a)	200,000	175,760
Asset Securitization Corp., FRN, 8.2932%, 2026	215,000	224,085
Asset Securitization Corp., FRN, 8.7832%, 2029 (a)	185,000	170,200
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.6206%, 2040 (a)	250,000	249,999
Chase Commercial Mortgage Securities Corp., 6.6%, 2012	360,000	370,641
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	38,000	37,449
Crest Ltd., 7%, 2040 (a)	270,000	245,457
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031	250,000	274,991
DLJ Commercial Mortgage Corp., 6.04%, 2031	265,000	267,508
DLJ Commercial Mortgage Corp., FRN, 7.8697%, 2032	565,000	603,894
Falcon Franchise Loan LLC, 6.5%, 2014 (a)	250,000	212,988
Falcon Franchise Loan LLC, FRN, 3.3672%, 2023 (a)(i)	793,725	90,199
Falcon Franchise Loan LLC, FRN, 3.3789%, 2023 (a)(i)	829,457	132,025
First Union-Lehman Brothers Bank of America, FRN, 0.6873%, 2028 (i)	8,458,830	155,710
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)	150,000	164,631
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033	350,000	351,148
Morgan Stanley Capital I, Inc., 6.86%, 2010	250,000	252,492
Morgan Stanley Capital I, Inc., 7.18%, 2009	180,000	183,649
Morgan Stanley Capital I, Inc., FRN, 1.4958%, 2014 (a)(i)	2,662,489	187,208
Mortgage Capital Funding, Inc., 7.214%, 2007	250,000	255,755
Preferred Term Securities IV Ltd. FRN, 7.18%, 2031 (a)	310,000	313,720
Prudential Securities Secured Financing Corp., FRN, 7.4415%, 2013 (a)	411,000	433,011
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2774%, 2012 (a)	530,129	575,902
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4909%, 2044	312,000	305,517

		$6,408,244

Automotive - 2.2%
Ford Motor Credit Co., 6.625%, 2008	$75,000	$70,987
Ford Motor Credit Co., 5.8%, 2009	571,000	521,470
Ford Motor Credit Co., 5.625%, 2008	35,000	32,007
General Motors Acceptance Corp., 8%, 2031	111,000	104,906
General Motors Acceptance Corp., 5.85%, 2009	325,000	303,947
General Motors Acceptance Corp., 6.75%, 2014	178,000	160,236
General Motors Acceptance Corp., 6.125%, 2008	120,000	114,111
Goodyear Tire & Rubber Co., 9%, 2015	210,000	213,150
Johnson Controls, Inc., 5.25%, 2011	60,000	59,002
Lear Corp., 8.11%, 2009	215,000	199,950

		$1,779,766

Banks & Credit Companies - 4.4%
Banco BMG S.A., 9.15%, 2016 (a)	$148,000	$151,515
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)	169,000	173,225
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)	248,000	248,000
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)	232,000	217,611
Bosphorus Financial Services Ltd., FRN, 6.5488%, 2012 (a)	200,000	201,482
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)	195,000	185,070

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Strategic Income Series

Issuer		Shares/Par	Value ($)

BONDS - continued

Banks & Credit Companies - continued
Credit Suisse First Boston (USA), Inc., 4.875%, 2010		$230,000	$224,564
DFS Funding Corp., FRN, 6.91%, 2010 (a)		261,000	264,915
Kazkommerts International B.V., 10.125%, 2007 (a)		100,000	104,000
Kazkommerts International B.V., 10.125%, 2007		221,000	229,840
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)		160,000	157,470
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)		100,000	97,033
Royal Bank of Scotland Group PLC, 9.118%, 2049		207,000	231,941
Turanalem Finance B.V., 8%, 2014 (a)		120,000	121,200
UFJ Finance Aruba AEC, 6.75%, 2013		159,000	168,495
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)		290,000	328,369
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049		360,000	353,692

			$3,458,422

Broadcast & Cable TV - 2.2%
CCH I Holdings LLC, 11%, 2015		$275,000	$228,594
Charter Communications, Inc., 8.375%, 2014 (a)		275,000	274,313
CSC Holdings, Inc., 8.125%, 2009		398,000	411,433
Mediacom Broadband LLC, 11%, 2013		105,000	111,825
Mediacom LLC, 9.5%, 2013		100,000	99,000
Rogers Cable, Inc., 5.5%, 2014		174,000	164,865
TCI Communications, Inc., 9.8%, 2012		245,000	288,712
Time Warner Entertainment Co. LP, 8.375%, 2033		128,000	147,330

			$1,726,072

Building - 0.8%
American Standard Cos., Inc., 7.625%, 2010		$225,000	$237,490
Goodman Global Holdings, Inc., 7.875%, 2012		80,000	79,000
Nortek Holdings, Inc., 8.5%, 2014		165,000	167,888
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014		195,000	142,350

			$626,728

Business Services - 1.3%
Iron Mountain, Inc., 8.625%, 2013		$330,000	$343,200
Iron Mountain, Inc., 7.75%, 2015		125,000	125,938
Lucent Technologies, Inc., 5.5%, 2008		70,000	69,300
SunGard Data Systems, Inc., 10.25%, 2015 (a)		115,000	121,038
Xerox Corp., 7.625%, 2013		375,000	394,688

			$1,054,164

Chemicals - 2.4%
Basell AF SCA, 8.375%, 2015 (a)		$100,000	$99,250
BCP Crystal Holdings Corp., 9.625%, 2014		140,000	155,050
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014		190,000	147,250
Equistar Chemicals, 10.625%, 2011		190,000	205,675
Huntsman International LLC, 10.125%, 2009		118,000	120,950
Huntsman International LLC, 7.375%, 2015 (a)		95,000	95,950
Kronos International, Inc., 8.875%, 2009	EUR	15,000	19,003
Lyondell Chemical Co., 9.625%, 2007		$200,000	206,500
Lyondell Chemical Co., 11.125%, 2012		140,000	153,650
Nalco Co., 7.75%, 2011		140,000	141,750
Nalco Co., 8.875%, 2013		105,000	109,200
Nalco Finance Holdings, Inc, 0% to 2009, 9% to 2014		150,000	113,250
Yara International A.S.A., 5.25%, 2014 (a)		310,000	293,955

			$1,861,433

Construction - 0.3%
Pulte Homes, Inc., 5.25%, 2014		$283,000	$264,429

Consumer Goods & Services - 0.4%
Fortune Brands, Inc., 5.125%, 2011		$84,000	$82,271
Jarden Corp., 9.75%, 2012		65,000	67,113
Revlon Consumer Products Corp., 9.5%, 2011		185,000	176,675

			$326,059

Containers - 0.9%
Crown Americas, 7.75%, 2015 (a)		$145,000	$150,438
Graham Packaging Co. LP, 9.875%, 2014		95,000	96,188
Owens-Brockway Glass Container, Inc., 8.875%, 2009		160,000	166,600
Owens-Brockway Glass Container, Inc., 8.25%, 2013		290,000	303,050

			$716,276

Defense Electronics - 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (a)		$312,000	$296,008
L-3 Communications Holdings, Inc, 6.125%, 2014		385,000	374,413

			$670,421

Electronics - 0.3%
Flextronics International Ltd., 6.5%, 2013		$235,000	$233,238

Emerging Market Quasi-Sovereign - 2.3%
Gazprom OAO, 9.625%, 2013		$350,000	$414,750
Gazprom OAO, 8.625%, 2034 (a)		221,000	271,278

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Strategic Income Series

Issuer		Shares/Par	Value ($)

BONDS - continued

Emerging Market Quasi-Sovereign - continued
Pemex Project Funding Master Trust, 8.625%, 2022		$328,000	$387,040
Pemex Project Funding Master Trust, 7.375%, 2014		191,000	203,893
Petronas Capital Ltd., 7.875%, 2022 (a)		236,000	279,885
Petronas Capital Ltd., 7.875%, 2022		190,000	225,331

			$1,782,177

Emerging Market Sovereign - 5.6%
Federative Republic of Brazil, 8.875%, 2019		$211,000	$244,022
Federative Republic of Brazil, 8%, 2018		32,000	34,672
Federative Republic of Brazil, FRN, 5.1875%, 2024		215,000	215,000
Federative Republic of Brazil, FRN, 5.25%, 2012		370,889	370,704
Republic of Argentina, FRN, 4.889%, 2012		366,625	340,165
Republic of Bulgaria, 8.25%, 2015		204,000	238,782
Republic of Colombia, FRN, 6.55%, 2015		261,000	272,093
Republic of Korea, 5.58%, 2025		259,000	251,307
Republic of Panama, 9.375%, 2029		262,000	332,085
Republic of South Africa, 9.125%, 2009		75,000	82,313
Russian Federation, 3%, 2008		1,422,000	1,347,061
United Mexican States, 8.125%, 2019		420,000	493,500
United Mexican States, 6.375%, 2013		14,000	14,350
United Mexican States, 5.625%, 2017		176,000	170,456

			$4,406,510

Energy - Independent - 1.6%
Chesapeake Energy Corp., 6.375%, 2015		$420,000	$413,175
Chesapeake Energy Corp., 6.875%, 2016		35,000	35,263
Chesapeake Energy Corp., 7%, 2014		35,000	35,788
Clayton Williams Energy, Inc., 7.75%, 2013		35,000	32,900
Newfield Exploration Co., 6.625%, 2014		165,000	165,413
Pioneer Natural Resource Co., 6.5%, 2008		157,000	158,700
Plains Exploration & Production Co., 7.125%, 2014		165,000	169,538
Quicksilver Resources, Inc., 7.125%, 2016		130,000	128,375
Whiting Peteroleum Corp., 7%, 2014		90,000	89,100

			$1,228,252

Entertainment - 0.9%
AMC Entertainment, Inc., 9.5%, 2011		$223,000	$216,868
AMC Entertainment, Inc., 11%, 2016 (a)		80,000	82,600
Six Flags, Inc., 9.75%, 2013		235,000	236,763
Turner Broadcasting System, Inc., 8.375%, 2013		185,000	206,875

			$743,106

Food & Non-Alcoholic Beverages - 0.3%
Michael Foods, Inc., 8%, 2013		$195,000	$198,656

Forest & Paper Products - 2.1%
Buckeye Technologies, Inc., 8.5%, 2013		$255,000	$256,913
Graphic Packaging International Corp., 8.5%, 2011		250,000	247,500
Graphic Packaging International Corp., 9.5%, 2013		310,000	289,850
Jefferson Smurfit Corp., 8.25%, 2012		150,000	147,188
JSG Funding PLC, 7.75%, 2015	EUR	220,000	264,039
MDP Acquisitions PLC, 9.625%, 2012		$195,000	206,213
Millar Western Forest Products Ltd., 7.75%, 2013		40,000	30,800
Stone Container Corp., 7.375%, 2014		220,000	204,600

			$1,647,103

Gaming & Lodging - 3.2%
Boyd Gaming Corp., 6.75%, 2014		$175,000	$174,563
Host Marriott LP, 7.125%, 2013		220,000	223,850
Host Marriott LP, 6.375%, 2015		125,000	122,969
Majestic Star Casino LLC, 9.75%, 2011 (a)		80,000	80,800
MGM Mirage, Inc., 8.375%, 2011		450,000	474,750
MGM Mirage, Inc., 6.75%, 2013 (a)		90,000	89,550
MGM Mirage, Inc., 6.875%, 2016 (a)		85,000	84,256
Pinnacle Entertainment, Inc., 8.75%, 2013		275,000	296,313
Royal Caribbean Cruises Ltd., 8%, 2010		230,000	245,949
Scientific Games Corp., 6.25%, 2012		185,000	181,069
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		250,000	271,875
Station Casinos, Inc., 6.5%, 2014		125,000	123,594
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015		170,000	165,325

			$2,534,863

Industrial - 0.9%
Amsted Industries, Inc., 10.25%, 2011 (a)		$280,000	$308,700
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012		210,000	215,513
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013		125,000	108,125

3

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Strategic Income Series

Issuer		Shares/Par	Value ($)

BONDS - continued

Industrial - continued
Milacron Escrow Corp., 11.5%, 2011		$105,000	$96,075

			$728,413

Insurance - 1.4%
American International Group, Inc., 4.25%, 2013		$421,000	$389,298
ING Groep N.V., 5.775% to 2015, FRN to 2049		520,000	505,821
UnumProvident Corp., 6.85%, 2015 (a)		85,000	86,414
UnumProvident Corp., 7.625%, 2011		85,000	90,174

			$1,071,707

Insurance - Property & Casualty - 1.0%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$315,617
AXIS Capital Holdings Ltd., 5.75%, 2014		$185,000	180,049
St. Paul Travelers Cos., Inc., 5.5%, 2015		289,000	282,697

			$778,363

International Market Quasi-Sovereign - 1.5%
KfW Bankengruppe, FRN, 2.563%, 2007	EUR	342,000	$414,201
Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007	EUR	112,000	135,762
Landesbank Baden-Wurttemberg, FRN, 2.594%, 2007	EUR	105,000	127,274
Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007	EUR	200,000	242,445
Network Rail MTN Finance PLC, FRN, 2.628%, 2007	EUR	231,000	279,986

			$1,199,668

International Market Sovereign - 13.7%
Federal Republic of Germany, 3.5%, 2008	EUR	404,000	$491,113
Federal Republic of Germany, 6.25%, 2030	EUR	98,000	159,110
Federal Republic of Germany, 3.75%, 2015	EUR	421,000	509,917
Government of Canada, 4.5%, 2015	CAD	145,000	126,378
Government of New Zealand, 6.5%, 2013	NZD	1,297,000	834,459
Government of New Zealand, 6%, 2015	NZD	82,000	51,491
Government of New Zealand, 6%, 2017	NZD	195,000	122,632
Kingdom of Netherlands, 3.75%, 2009	EUR	536,000	656,129
Kingdom of Netherlands, 5.75%, 2007	EUR	454,000	562,766
Kingdom of Spain, 6%, 2008	EUR	501,000	635,228
Kingdom of Spain, 5.35%, 2011	EUR	299,000	393,057
Republic of Austria, 5.5%, 2007	EUR	528,000	661,330
Republic of Finland, 5.375%, 2013	EUR	861,000	1,153,644
Republic of France, 4.75%, 2007	EUR	954,000	1,178,776
Republic of France, 4.75%, 2012	EUR	98,000	126,179
Republic of France, 6%, 2025	EUR	79,000	121,586
Republic of Ireland, 4.25%, 2007	EUR	917,000	1,128,260
Republic of Ireland, 4.6%, 2016	EUR	98,000	126,794
United Kingdom Treasury, 5.75%, 2009	GBP	302,000	546,780
United Kingdom Treasury, 8%, 2015	GBP	556,000	1,239,086
United Kingdom Treasury, 4.25%, 2036	GBP	27,000	48,170

			$10,872,885

Machinery & Tools - 1.2%
Case Corp., 7.25%, 2016		$35,000	$34,300
Case New Holland, Inc., 9.25%, 2011		230,000	245,525
Case New Holland, Inc., 7.125%, 2014 (a)		145,000	143,188
Manitowoc Co., Inc., 10.5%, 2012		120,000	132,900
Terex Corp., 10.375%, 2011		135,000	142,425
Terex Corp., 9.25%, 2011		100,000	106,375
Terex Corp., 7.375%, 2014		170,000	174,250

			$978,963

Medical & Health Technology & Services - 1.7%
Baxter International, Inc., 9.5%, 2008		$164,000	$176,617
Cardinal Health, Inc., 5.85%, 2017		289,000	285,364
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015		245,000	166,600
DaVita, Inc., 6.625%, 2013		65,000	64,838
HCA, Inc., 6.375%, 2015		360,000	350,379
Omnicare, Inc., 6.875%, 2015		140,000	139,650
Triad Hospitals, Inc., 7%, 2013		145,000	142,825

			$1,326,273

Metals & Mining - 1.0%
Century Aluminum Co., 7.5%, 2014		$85,000	$88,400
Codelco, Inc., 5.625%, 2035 (a)		235,000	221,270
Foundation PA Coal Co., 7.25%, 2014		30,000	30,450
Massey Energy Co., 6.875%, 2013 (a)		85,000	83,300
Peabody Energy Corp., "B", 6.875%, 2013		210,000	213,150
U.S. Steel Corp., 9.75%, 2010		130,000	140,400

			$776,970

Mortgage Backed - 5.8%
Fannie Mae, 5.5%, 2018 - 2035		$3,183,777	$3,135,435
Fannie Mae, 6.5%, 2032		338,962	346,558
Fannie Mae, 6%, 2034		1,072,784	1,073,358

			$4,555,351

Natural Gas - Distribution - 0.1%
AmeriGas Partners LP, 7.125%, 2016		$90,000	$89,550

Natural Gas - Pipeline - 2.8%
ANR Pipeline Co., 8.875%, 2010		$60,000	$63,825
Atlas Pipeline Partners LP, 8.125%, 2015 (a)		90,000	93,825

4

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Strategic Income Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Natural Gas - Pipeline - continued
CenterPoint Energy Resources Corp., 7.875%, 2013	$448,000	$499,104
El Paso Energy Corp., 7%, 2011	140,000	140,525
El Paso Energy Corp., 7.75%, 2013	265,000	274,606
Kinder Morgan Finance, 5.35%, 2011	362,000	356,227
Southern Natural Gas Co., Inc., 8.875%, 2010	310,000	329,763
Williams Cos., Inc., 7.125%, 2011	470,000	483,513

		$2,241,388

Network & Telecom - 1.9%
Cincinnati Bell, Inc., 8.375%, 2014	$140,000	$142,275
Citizens Communications Co., 9%, 2031	155,000	165,656
Citizens Communications Co., 9.25%, 2011	382,000	419,245
Deutsche Telekom International Finance B.V., 8%, 2010	137,000	149,198
Hawaiian Telecom Communications, Inc., 9.75%, 2013 (a)	40,000	40,200
Hawaiian Telecom Communications, Inc., 12.5%, 2015 (a)	15,000	14,850
Qwest Corp., 8.875%, 2012	105,000	117,338
Telecom Italia Capital, 4.875%, 2010	60,000	57,774
Telefonica Europe B.V., 7.75%, 2010	260,000	279,748
Time Warner Telecom Holdings, Inc., 9.25%, 2014	130,000	139,425

		$1,525,709

Oils - 0.4%
Premcor Refining Group, Inc., 7.5%, 2015	$310,000	$327,119

Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016	$87,000	$83,918

Printing & Publishing - 1.7%
American Media Operations, Inc., 8.875%, 2011	$175,000	$149,625
Cenveo, Inc., 9.625%, 2012	213,000	229,241
Dex Media East LLC, 9.875%, 2009	245,000	261,538
Dex Media West LLC, 9.875%, 2013	283,000	313,069
MediaNews Group, Inc., 6.875%, 2013	265,000	246,450
R.H. Donnelley Corp., 8.875%, 2016 (a)	140,000	145,600

		$1,345,523

Railroad & Shipping - 0.2%
TFM S.A. de C.V., 9.375%, 2012	$149,000	$163,900

Real Estate - 1.0%
EOP Operating LP, 4.65%, 2010	$260,000	$248,719
ProLogis, 5.75%, 2016	$531,000	521,900

		$770,619

Retailers - 1.4%
Couche-Tard, Inc., 7.5%, 2013	$230,000	$235,750
GSC Holdings Corp., 8%, 2012 (a)	135,000	133,988
Jean Coutu Group (PJC), Inc., 7.625%, 2012	70,000	68,075
Limited Brands, Inc., 5.25%, 2014	276,000	257,015
Rite Aid Corp., 8.125%, 2010	250,000	255,313
Steinway Musical Instruments, Inc., 7%, 2014 (a)	130,000	130,000

		$1,080,141

Supermarkets - 0.3%
Safeway, Inc., 4.95%, 2010	$112,000	$108,613
Safeway, Inc., 6.5%, 2011	160,000	164,797

		$273,410

Supranational - 0.4%
Central American Bank, 4.875%, 2012 (a)	$305,000	$288,625

Telecommunications - Wireless - 1.7%
Alamosa Holdings, Inc., 11%, 2010	$184,000	$204,700
American Tower Corp., 7.125%, 2012	165,000	171,600
Centennial Communications Corp., 10.125%, 2013	105,000	114,713
Centennial Communications Corp., 10%, 2013	30,000	31,163
Nextel Communications, Inc., 5.95%, 2014	380,000	376,210
Rogers Wireless, Inc., 7.5%, 2015	250,000	268,125
Rural Cellular Corp., 9.875%, 2010	160,000	170,800

		$1,337,311

Tobacco - 0.3%
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012	$266,000	$274,645

Transportation - Services - 0.3%
Hertz Corp., 8.875%, 2014 (a)	$70,000	$72,625
Stena AB, 7%, 2016	110,000	103,400
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	80,000	81,000

		$257,025

U.S. Government Agencies - 4.0%
Fannie Mae, 3.25%, 2006	$450,000	$447,469
Fannie Mae, 4.25%, 2007	750,000	740,369
Small Business Administration, 4.34%, 2024	359,963	334,427
Small Business Administration, 4.77%, 2024	311,746	298,436
Small Business Administration, 5.18%, 2024	581,915	571,085

5

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Strategic Income Series

Issuer	Shares/Par	Value ($)

BONDS - continued

U.S. Government Agencies - continued
Small Business Administration, 4.86%, 2025	$379,180	$363,618
Small Business Administration, 4.625%, 2025	212,682	200,596
Small Business Administration, 5.11%, 2025	191,270	185,997

		$3,141,997

U.S. Treasury Obligations - 2.2%
U.S. Treasury Notes, 4.125%, 2015	$121,000	$114,340
U.S. Treasury Notes, 4.25%, 2015 (f)	270,000	257,207
U.S. Treasury Notes, 4.5%, 2015	90,000	87,335
U.S. Treasury Notes, TIPS, 3%, 2012	216,114	225,205
U.S. Treasury Notes, TIPS, 2%, 2014	688,896	671,862
U.S. Treasury Notes, TIPS, 1.625%, 2015	228,417	215,560
U.S. Treasury Notes, TIPS, 0.875%, 2010	179,996	170,490

		$1,741,999

Utilities - Electric Power - 4.7%
AES Corp., 9%, 2015 (a)	$295,000	$320,075
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)	410,000	449,463
Beaver Valley Funding Corp., 9%, 2017	424,000	478,798
DPL, Inc., 6.875%, 2011	81,000	84,467
Duke Capital Corp., 8%, 2019	164,000	191,533
Dynegy Holdings, Inc., 8.375%, 2016 (a)	60,000	60,000
Empresa Nacional de Electricidad S.A., 8.35%, 2013	26,000	28,776
Enersis S.A., 7.375%, 2014	363,000	379,803
FirstEnergy Corp., 6.45%, 2011	207,000	214,190
HQI Transelec Chile S.A., 7.875%, 2011	290,000	310,237
Midland Funding II, 13.25%, 2006	55,374	56,375
Mirant North America LLC, 7.375%, 2013 (a)	140,000	142,800
MSW Energy Holdings LLC, 7.375%, 2010	165,000	169,950
NRG Energy, Inc., 7.375%, 2016	375,000	382,969
Progress Energy, Inc., 5.625%, 2016	86,000	84,365
TXU Corp., 5.55%, 2014	425,000	397,543

		$3,751,344

Total Bonds		$75,179,582

CONVERTIBLE PREFERRED STOCKS - 0.3%

Automotive - 0.3%
Ford Motor Co. Capital Trust II, 6.5%	3,353	$100,758
General Motors Corp., 5.25%	8,225	133,574

Total Convertible Preferred Stocks		$234,332

PREFERRED STOCKS - 0.0%

Real Estate - 0.0%
HRPT Properties Trust, "B", 8.75%	625	$16,419

CONVERTIBLE BONDS - 0.1%

Telecommunications - Wireless - 0.1%
Nextel Communications, Inc., 5.25%, 2010	$100,000	$100,000

SHORT-TERM OBLIGATIONS -3.2%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$2,494,000	$2,493,329

Total Investments		$78,023,662

OTHER ASSETS, LESS LIABILITIES - 1.4%		1,118,774

NET ASSETS - 100.0%		$79,142,436

(a)	SEC Rule 144A restriction.
(f)	All of a portion of the security has been segregated as collateral for an open futures contract.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
TIPS	Treasury Inflation Protected Security

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS/Sun Life Series Trust - Strategic Income Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$78,907,069
Gross unrealized appreciation	$935,348
Gross unrealized depreciation	(1,818,755)
Net unrealized appreciation (depreciation)	$(883,407)

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments
      Derivatives

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
AUD	87,323	04/07/06	$65,215	$62,591	$2,624
CAD	633	05/15/06	548	542	6
DKK	81,234	05/10/06	13,180	13,226	(46)
EUR	6,167,843	04/18/06 - 05/17/06	7,359,238	7,485,799	(126,561)
GBP	1,061,184	06/05/06	1,856,329	1,844,273	12,056
NOK	1,259,167	05/10/06	191,800	192,560	(760)
NZD	1,851,729	04/07/06	1,270,940	1,139,527	131,413
			$10,757,250	$10,738,518	$18,732

Purchases
AUD	87,322	04/07/06	$64,722	$62,588	$(2,134)
DKK	81,234	05/10/06	13,039	13,226	187
EUR	1,142,072	04/18/06 - 05/17/06	1,379,967	1,387,447	7,480
NOK	2,806,470	05/10/06	419,007	429,183	10,176
NZD	211,041	04/07/06	143,394	129,872	(13,522)
			$2,020,129	$2,022,316	$2,187

At March 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $18,698 with Merrill Lynch International.

7

Futures Contracts

	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)

U.S. Treasury Note 5 yr (Long)	1	$104,438	Jun-06	$(925)
U.S. Treasury Note 10 yr (Short)	11	1,170,297	Jun-06	11,977

				$11,052

Credit Default Swaps

Expiration	Notional Principal Amount of Contract	Description	Unrealized Appreciation (Depreciation)

12/20/12	$310,000	Agreement between the series and Merrill Lynch Capital Services to exchange the credit risk of Bear Stearns Co., Inc. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.30% of the notional amount of $310,000 until maturity on December 20, 2012. If Bear Stearns Co., Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $310,000 par of Bear Stearns bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $310,000 in cash to the series.	$ (554)

At March 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

United States	66.9%
Germany	3.5%
Great Britain	3.0%
Russia	2.6%
Netherlands	2.2%
Ireland	2.2%
Mexico	2.2%
France	2.1%
Spain	1.7%
Others	13.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Capital Appreciation Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Capital Appreciation Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.3%

Aerospace - 1.3%
United Technologies Corp.	144,000	$8,347,680

Apparel Manufacturers - 2.7%
Cintas Corp.	160,300	$6,831,986
NIKE, Inc., "B"	132,170	11,247,667

		$18,079,653

Automotive - 1.4%
Harman International Industries, Inc.	82,280	$9,143,776

Banks & Credit Companies - 2.2%
American Express Co.	101,600	$5,339,080
SLM Corp.	154,810	8,040,831
UBS AG	8,260	908,352

		$14,288,263

Biotechnology - 6.2%
Amgen, Inc. (n)	155,830	$11,336,632
Celgene Corp. (n)	152,400	6,739,128
Genzyme Corp. (n)	192,930	12,968,755
Gilead Sciences, Inc. (n)	157,670	9,810,227

		$40,854,742

Broadcast & Cable TV - 1.6%
Grupo Televisa S.A., ADR	175,280	$3,488,072
Viacom, Inc., "B" (n)	95,000	3,686,000
Walt Disney Co.	120,100	3,349,589

		$10,523,661

Brokerage & Asset Managers - 1.9%
Chicago Mercantile Exchange Holdings, Inc.	17,750	$7,943,125
Merrill Lynch & Co., Inc.	61,100	4,812,236

		$12,755,361

Business Services - 2.9%
Amdocs Ltd. (n)	297,080	$10,712,705
First Data Corp.	113,300	5,304,706
Getty Images, Inc. (n)	46,650	3,493,152

		$19,510,563

Chemicals - 0.6%
Ecolab, Inc.	96,800	$3,697,760

Computer Software - 5.9%
Adobe Systems, Inc. (n)	365,000	$12,745,800
Microsoft Corp.	554,640	15,091,754
Oracle Corp. (n)	810,680	11,098,209

		$38,935,763

Computer Software - Systems - 3.3%
Dell, Inc. (n)	430,300	$12,805,728
Hewlett-Packard Co.	101,600	3,342,640
LG. Philips LCD Co. Ltd., ADR (n)	266,800	6,056,360

		$22,204,728

Consumer Goods & Services - 1.1%
Procter & Gamble Co.	129,200	$7,444,504

Electrical Equipment - 3.7%
Cooper Industries Ltd., "A"	47,100	$4,092,990
General Electric Co.	588,200	$20,457,596

		$24,550,586

Electronics - 8.4%
Analog Devices, Inc.	88,100	$3,373,349
Intel Corp.	707,040	13,681,224
Marvell Technology Group Ltd. (n)	28,200	1,525,620
Samsung Electronics Co. Ltd., GDR	56,790	18,556,133
SanDisk Corp. (n)	147,960	8,510,659
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	316,840	3,187,410
Xilinx, Inc.	257,230	6,549,076

		$55,383,471

Food & Drug Stores - 1.1%
CVS Corp.	243,200	$7,264,384

Food & Non-Alcoholic Beverages - 1.4%
PepsiCo, Inc.	129,830	$7,502,876
SYSCO Corp.	66,900	2,144,145

		$9,647,021

Gaming & Lodging - 3.3%
Carnival Corp.	132,200	$6,262,314
International Game Technology	192,100	6,765,762
Las Vegas Sands Corp. (n)	50,500	2,861,330
Starwood Hotels & Resorts Worldwide, Inc.	88,500	5,994,105

		$21,883,511

General Merchandise - 5.3%
Kohl's Corp. (n)	189,330	$10,036,383
Target Corp.	147,260	7,658,993
Wal-Mart Stores, Inc.	374,130	17,673,901

		$35,369,277

Health Maintenance Organizations - 1.2%
UnitedHealth Group, Inc.	141,970	$7,930,444

Insurance - 0.8%
American International Group, Inc.	78,950	$5,217,805

Internet - 1.4%
Google, Inc., "A" (n)	17,470	$6,813,300
Yahoo!, Inc. (n)	70,160	2,263,362

		$9,076,662

Leisure & Toys - 1.6%
Electronic Arts, Inc. (n)	189,930	$10,392,970

Medical Equipment - 5.1%
Advanced Medical Optics, Inc. (n)	175,550	$8,187,652
C.R. Bard, Inc.	48,400	3,282,004
DENTSPLY International, Inc.	59,900	3,483,185
Medtronic, Inc.	221,110	11,221,333
St. Jude Medical, Inc. (n)	178,300	7,310,300

		$33,484,474

Network & Telecom - 9.8%
Cisco Systems, Inc. (n)	1,031,130	$22,344,587
Corning, Inc. (n)	684,480	18,419,356

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Capital Appreciation Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Network & Telecom - continued
Juniper Networks, Inc. (n)	86,700	$1,657,704
Nokia Corp., ADR	176,030	3,647,342
QUALCOMM, Inc.	365,980	18,522,248

		$64,591,237

Oil Services - 3.0%
Noble Corp.	85,220	$6,911,342
Transocean, Inc. (n)	80,200	6,440,060
Weatherford International Ltd. (n)	146,800	6,716,100

		$20,067,502

Personal Computers & Peripherals - 3.3%
EMC Corp. (n)	1,293,700	$17,633,131
Network Appliance, Inc. (n)	115,000	4,143,450

		$21,776,581

Pharmaceuticals - 9.0%
Eli Lilly & Co.	272,320	$15,059,296
Johnson & Johnson	195,010	11,548,492
Roche Holding AG	59,970	8,931,653
Teva Pharmaceutical Industries Ltd., ADR	191,820	7,899,148
Wyeth	338,030	16,401,216

		$59,839,805

Restaurants - 0.2%
Cheesecake Factory, Inc. (n)	31,100	$1,164,695

Specialty Stores - 6.5%
Chico's FAS, Inc. (n)	167,000	$6,786,880
Home Depot, Inc.	256,900	10,866,870
Lowe's Cos., Inc.	59,090	3,807,760
PETsMART, Inc.	200,420	5,639,819
Staples, Inc.	296,100	7,556,472
Williams-Sonoma, Inc.	197,800	8,386,720

		$43,044,521

Trucking - 2.1%
FedEx Corp.	76,270	$8,613,934
United Parcel Service, Inc., "B"	70,300	5,580,414

		$14,194,348

Total Common Stocks		$650,665,748

SHORT-TERM OBLIGATIONS - 1.0%
Citigroup Funding, Inc., 4.83%, due 4/03/06 (y)	$6,524,000	$6,522,249

Total Investments		$657,187,997

OTHER ASSETS, LESS LIABILITIES - 0.7%		4,473,724

NET ASSETS - 100.0%		$661,661,721

(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Capital Appreciation Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$632,063,127
Gross unrealized appreciation	$38,028,807
Gross unrealized depreciation	(12,903,937)
Net unrealized appreciation (depreciation)	$25,124,870

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Emerging Growth Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Emerging Growth Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 99.4%

Automotive - 1.7%
Harman International Industries, Inc.	55,410	$6,157,713

Banks & Credit Companies - 1.1%
Euronet Worldwide, Inc. (l)(n)	20,900	$790,647
SLM Corp.	62,050	3,222,877

		$4,013,524

Biotechnology - 6.4%
Celgene Corp. (n)	137,700	$6,089,094
Gen-Probe, Inc. (n)	52,370	2,886,632
Genzyme Corp. (n)	62,980	4,233,516
Gilead Sciences, Inc. (n)	89,500	5,568,690
Human Genome Sciences, Inc. (l)(n)	51,300	557,631
ImClone Systems, Inc. (l)(n)	21,800	741,636
Keryx Biopharmaceuticals, Inc. (l)(n)	11,600	221,676
MedImmune, Inc. (n)	46,610	1,704,994
Neurochem, Inc. (l)(n)	14,440	202,449
Neurocrine Biosciences, Inc. (n)	28,340	1,829,064

		$24,035,382

Broadcast & Cable TV - 1.8%
Grupo Televisa S.A., ADR	260,040	$5,174,796
XM Satellite Radio Holdings, Inc.,"A" (l)(n)	61,700	1,374,059

		$6,548,855

Brokerage & Asset Managers - 8.4%
Charles Schwab Corp.	192,300	$3,309,483
Chicago Mercantile Exchange Holdings, Inc.	12,030	5,383,425
Deutsche Boerse AG	18,500	2,668,880
Euronext N.V.	39,900	3,291,632
Franklin Resources, Inc.	9,800	923,552
Goldman Sachs Group, Inc.	23,100	3,625,776
Greenhill & Co., Inc. (l)	20,900	1,381,699
IntercontinentalExchange, Inc. (n)	45,920	3,170,776
Lazard Ltd. (l)	44,500	1,969,125
Legg Mason, Inc.	34,630	4,340,178
Singapore Exchange Ltd.	565,000	1,398,082

		$31,462,608

Business Services - 7.3%
Amdocs Ltd. (n)	150,900	$5,441,454
Cognizant Technology Solutions Corp., "A" (n)	52,800	3,141,072
Corporate Executive Board Co.	32,400	3,269,160
Equinix, Inc. (n)	56,400	3,622,008
First Data Corp.	156,600	7,332,012
Getty Images, Inc. (n)	57,060	4,272,653

		$27,078,359

Chemicals - 1.2%
Monsanto Co.	52,900	$4,483,275
Nalco Holding Co. (n)	9,440	167,088

		$4,650,363

Computer Software - 4.0%
Adobe Systems, Inc. (n)	232,200	$8,108,424
Akamai Technologies, Inc. (n)	59,600	1,960,244
MicroStrategy, Inc., "A" (n)	15,040	1,583,562
TIBCO Software, Inc. (n)	374,900	3,134,164

		$14,786,394

Computer Software - Systems - 1.2%
Apple Computer, Inc. (n)	14,900	$934,528
MICROS Systems, Inc. (n)	29,700	1,368,279
Rackable Systems, Inc. (n)	17,000	898,450
Satyam Computer Services Ltd., ADR	28,400	1,242,784

		$4,444,041

Construction - 0.3%
CEMEX S.A. de C.V., ADR	18,500	$1,207,680

Consumer Goods & Services - 3.3%
eBay, Inc. (n)	85,200	$3,327,912
ITT Educational Services, Inc. (n)	26,300	1,684,515
Monster Worldwide, Inc. (n)	82,600	4,118,436
Strayer Education, Inc.	32,370	3,310,156

		$12,441,019

Electrical Equipment - 0.7%
Rockwell Automation, Inc.	36,300	$2,610,333

Electronics - 4.7%
Marvell Technology Group Ltd. (n)	59,800	$3,235,180
Samsung Electronics Co. Ltd., GDR	22,030	7,198,303
SanDisk Corp. (n)	69,200	3,980,384
Tessera Technologies, Inc. (n)	12,500	401,000
Xilinx, Inc.	108,290	2,757,063

		$17,571,930

Energy - Independent - 1.5%
EOG Resources, Inc.	38,600	$2,779,200
Peabody Energy Corp.	52,800	2,661,648

		$5,440,848

Food & Drug Stores - 0.9%
Walgreen Co.	77,090	$3,324,892

Food & Non-Alcoholic Beverages - 0.4%
PepsiCo, Inc.	26,760	$1,546,460

Gaming & Lodging - 3.3%
Great Canadian Gaming Corp. (n)	66,400	$712,677
International Game Technology	128,200	4,515,204
Las Vegas Sands Corp. (n)	52,300	2,963,318
MGM Mirage (n)	26,400	1,137,576
Station Casinos, Inc.	5,000	396,850
Wynn Resorts Ltd. (n)	34,100	2,620,585

		$12,346,210

General Merchandise - 2.1%
Costco Wholesale Corp.	54,000	$2,924,640
Kohl's Corp. (n)	70,700	3,747,807
Wal-Mart de Mexico S.A. de C.V.	377,460	998,150

		$7,670,597

Health Maintenance Organizations - 1.0%
WellPoint, Inc. (n)	48,240	$3,735,223

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Emerging Growth Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Internet - 3.3%
Google, Inc., "A" (n)	20,710	$8,076,900
Yahoo!, Inc. (n)	130,130	4,197,994

		$12,274,894

Leisure & Toys - 2.7%
Activision, Inc. (n)	159,873	$2,204,649
Electronic Arts, Inc. (n)	111,920	6,124,262
THQ, Inc. (l)(n)	65,900	1,706,151

		$10,035,062

Medical Equipment - 5.9%
Advanced Medical Optics, Inc. (n)	103,400	$4,822,576
Cytyc Corp. (n)	247,860	6,984,695
Millipore Corp. (n)	82,760	6,046,446
ResMed, Inc. (n)	31,300	1,376,574
St. Jude Medical, Inc. (n)	69,090	2,832,690

		$22,062,981

Metals & Mining - 1.2%
BHP Billiton Ltd., ADR	61,300	$2,442,805
Companhia Vale do Rio Doce, ADR	39,260	1,905,288

		$4,348,093

Network & Telecom - 11.1%
Corning, Inc. (n)	247,400	$6,657,534
F5 Networks, Inc. (l)(n)	64,800	4,697,352
Harris Corp.	32,100	1,518,009
Juniper Networks, Inc. (n)	335,358	6,412,045
NICE Systems Ltd., ADR (n)	39,300	2,002,728
Nokia Corp., ADR	257,700	5,339,544
Nortel Networks Corp. (n)	446,100	1,360,605
QUALCOMM, Inc.	135,080	6,836,399
Research In Motion Ltd. (n)	30,700	2,605,816
Telefonaktiebolaget LM Ericsson, ADR	109,600	4,134,112

		$41,564,144

Oil Services - 6.2%
BJ Services Co.	71,260	$2,465,596
ENSCO International, Inc.	56,100	2,886,345
GlobalSantaFe Corp.	116,000	7,047,000
National Oilwell Varco, Inc. (n)	63,000	4,039,560
Noble Corp.	43,200	3,503,520
Schlumberger Ltd.	6,000	759,420
Smith International, Inc.	58,040	2,261,238

		$22,962,679

Personal Computers & Peripherals - 1.4%
EMC Corp. (n)	380,590	$5,187,442

Pharmaceuticals - 3.2%
Allergan, Inc.	55,090	$5,977,265
Endo Pharmaceuticals Holdings, Inc. (n)	48,100	1,578,161
Medicis Pharmaceutical Corp., "A"	17,600	573,760
Roche Holding AG	24,850	3,701,044

		$11,830,230

Pollution Control - 0.4%
Waste Management, Inc.	43,200	$1,524,960

Printing & Publishing - 0.2%
Playboy Enterprises, Inc.,"B" (n)	56,060	$796,052

Restaurants - 1.4%
Cheesecake Factory, Inc. (n)	31,680	$1,186,416
Starbucks Corp. (n)	111,600	4,200,624

		$5,387,040

Specialty Stores - 4.5%
Aeropostale, Inc. (l)(n)	63,700	$1,921,192
AutoZone, Inc. (n)	13,200	1,315,908
Best Buy Co., Inc. (l)	64,950	3,632,654
Chico's FAS, Inc. (n)	90,800	3,690,112
Circuit City Stores, Inc. (l)	37,100	908,208
Rent-A-Center, Inc. (n)	37,100	949,389
Submarino S.A.	99,280	2,566,874
Urban Outfitters, Inc. (n)	30,800	755,832
Williams-Sonoma, Inc. (n)	26,300	1,115,120

		$16,855,289

Telecommunications - Wireless - 1.3%
America Movil S.A. de C.V., "L", ADR	112,320	$3,848,083
NII Holdgs, inc (n)	16,100	949,417

		$4,797,500

Telephone Services - 3.9%
American Tower Corp., "A" (n)	291,045	$8,824,484
Level 3 Communications, Inc. (n)	166,100	860,398
Orascom Telecom Holding (S.A.E), GDR	15,800	864,260
Sprint Nextel Corp.	157,460	4,068,766

		$14,617,908

Trucking - 1.4%
FedEx Corp.	28,200	$3,184,908
UTi Worldwide, Inc.	59,700	1,886,520

		$5,071,428

Total Common Stocks		$370,388,133

SHORT-TERM OBLIGATIONS - 1.2%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$4,619,000	$4,617,758

COLLATERAL FOR SECURITIES LOANED - 4.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	16,447,311	$16,447,311

Total Investments		$391,453,202

OTHER ASSETS, LESS LIABILITIES - (5.0)%		(18,682,168)

NET ASSETS - 100.0%		$372,771,034

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Emerging Growth Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$330,161,216
Gross unrealized appreciation	$65,567,179
Gross unrealized depreciation	(4,275,193)
Net unrealized appreciation (depreciation)	$61,291,986

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Massachusetts Investors Trust Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Massachusetts Investors Trust Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.6%

Aerospace - 4.1%
Lockheed Martin Corp.	338,110	$25,402,204
United Technologies Corp.	368,870	21,383,394

		$46,785,598

Alcoholic Beverages - 1.0%
Diageo PLC	722,840	$11,378,830

Apparel Manufacturers - 1.0%
NIKE, Inc., "B"	136,070	$11,579,557

Banks & Credit Companies - 8.4%
American Express Co.	259,930	$13,659,322
Bank of America Corp.	442,370	20,145,530
Bank of New York Co., Inc.	165,300	5,957,412
J.P. Morgan Chase & Co.	526,300	21,915,132
SLM Corp.	302,330	15,703,020
Wells Fargo & Co.	274,540	17,534,870

		$94,915,286

Biotechnology - 3.6%
Amgen, Inc. (n)	290,020	$21,098,955
Genzyme Corp. (n)	119,120	8,007,246
Gilead Sciences, Inc. (n)	184,680	11,490,790

		$40,596,991

Broadcast & Cable TV - 2.0%
Viacom, Inc., "B" (n)	170,025	$6,596,970
Walt Disney Co.	568,920	15,867,179

		$22,464,149

Brokerage & Asset Managers - 4.6%
Charles Schwab Corp.	367,130	$6,318,307
Goldman Sachs Group, Inc.	130,870	20,541,355
Legg Mason, Inc.	99,040	12,412,683
Lehman Brothers Holdings, Inc.	85,120	12,302,394

		$51,574,739

Business Services - 2.3%
Accenture Ltd., "A"	224,980	$6,765,149
Amdocs Ltd. (n)	362,170	13,059,850
Getty Images, Inc. (n)	78,300	5,863,104

		$25,688,103

Chemicals - 2.8%
3M Co.	150,380	$11,382,262
Monsanto Co.	128,780	10,914,105
Rohm & Haas Co.	190,880	9,328,306

		$31,624,673

Computer Software - 2.6%
Adobe Systems, Inc. (n)	317,670	$11,093,036
Oracle Corp. (n)	1,372,420	18,788,430

		$29,881,466

Computer Software - Systems - 1.7%
Apple Computer, Inc. (n)	163,530	$10,256,602
Dell, Inc. (n)	311,290	9,263,990

		$19,520,592

Construction - 0.6%
Masco Corp.	190,660	$6,194,543

Consumer Goods & Services - 4.8%
Colgate-Palmolive Co.	224,830	$12,837,793
Procter & Gamble Co.	361,670	20,839,425
Reckitt Benckiser PLC	587,360	20,664,810

		$54,342,028

Electrical Equipment - 1.4%
Tyco International Ltd.	584,900	$15,722,112

Electronics - 3.7%
Intel Corp.	580,830	$11,239,061
Samsung Electronics Co. Ltd., GDR	46,970	15,347,448
SanDisk Corp. (n)	156,100	8,978,872
Xilinx, Inc.	245,900	6,260,614

		$41,825,995

Energy - Independent - 2.0%
EnCana Corp. (l)	129,390	$6,046,395
EOG Resources, Inc.	234,390	16,876,080

		$22,922,475

Energy - Integrated - 4.2%
Amerada Hess Corp.	108,120	$15,396,288
Exxon Mobil Corp.	526,450	32,039,747

		$47,436,035

Food & Non-Alcoholic Beverages - 3.1%
Coca-Cola Co.	202,110	$8,462,346
Nestle S.A.	39,598	11,758,623
PepsiCo, Inc.	257,470	14,879,191

		$35,100,160

Gaming & Lodging - 1.6%
Carnival Corp.	250,250	$11,854,343
Ladbrokes PLC	886,840	5,990,768

		$17,845,111

General Merchandise - 3.1%
Federated Department Stores, Inc.	81,730	$5,966,290
Kohl's Corp. (n)	264,910	14,042,879
Target Corp.	292,200	15,197,322

		$35,206,491

Insurance - 4.7%
Ace Ltd.	168,430	$8,760,044
American International Group, Inc.	493,527	32,617,199
Genworth Financial, Inc., "A"	351,360	11,745,965

		$53,123,208

Internet - 0.7%
Yahoo!, Inc. (n)	248,300	$8,010,158

Leisure & Toys - 1.1%
Electronic Arts, Inc. (n)	237,040	$12,970,829

Machinery & Tools - 1.0%
Caterpillar, Inc.	152,720	$10,966,823

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Massachusetts Investors Trust Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Medical Equipment - 2.9%
Boston Scientific Corp. (l)(n)	286,220	$6,597,371
Medtronic, Inc.	263,400	13,367,550
Zimmer Holdings, Inc. (n)	196,540	13,286,104

		$33,251,025

Network & Telecom - 3.1%
Cisco Systems, Inc. (n)	1,030,540	$22,331,802
QUALCOMM, Inc.	246,110	12,455,627

		$34,787,429

Oil Services - 4.4%
GlobalSantaFe Corp.	252,680	$15,350,310
Noble Corp.	225,270	18,269,397
Transocean, Inc. (n)	198,780	15,962,034

		$49,581,741

Personal Computers & Peripherals - 2.3%
EMC Corp. (n)	1,945,040	$26,510,895

Pharmaceuticals - 9.9%
Abbott Laboratories	460,950	$19,576,547
Eli Lilly & Co.	309,280	17,103,184
Johnson & Johnson	535,620	31,719,416
Roche Holding AG (l)	87,110	12,973,759
Teva Pharmaceutical Industries Ltd., ADR	245,930	10,127,397
Wyeth	431,800	20,950,936

		$112,451,239

Specialty Chemicals - 1.2%
Praxair, Inc.	242,360	$13,366,154

Specialty Stores - 2.6%
Chico's FAS, Inc. (n)	214,200	$8,705,088
Staples, Inc.	583,360	14,887,347
TJX Cos., Inc. (l)	241,840	6,002,469

		$29,594,904

Telephone Services - 2.0%
Sprint Nextel Corp.	628,650	$16,244,316
TELUS Corp.	150,000	5,882,655

		$22,126,971

Tobacco - 1.7%
Altria Group, Inc.	268,870	$19,052,128

Trucking - 1.1%
FedEx Corp.	106,920	$12,075,545

Utilities - Electric Power - 1.3%
Entergy Corp.	47,660	$3,285,680
Exelon Corp.	224,860	11,895,094

		$15,180,774

Total Common Stocks		$1,115,654,757

SHORT-TERM OBLIGATIONS - 1.1%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$12,898,000	$12,894,532

COLLATERAL FOR SECURITIES LOANED- 2.2%
Morgan Stanley, 4.9%, dated 3/31/06, due 4/3/06, total to be received $13,457,330 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)	13,455,500	$13,455,500
Navigator Securities Lending Prime Portfolio	11,599,767	11,599,767

Total Collateral for Securities Loaned		$25,055,267

Total Investments		$1,153,604,556

OTHER ASSETS, LESS LIABILITIES - (1.9)%		(21,540,123)

NET ASSETS - 100.0%		$1,132,064,433

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Massachusetts Investors Trust Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,000,892,551
Gross unrealized appreciation	$168,815,520
Gross unrealized depreciation	(16,103,515)
Net unrealized appreciation (depreciation)	$152,712,005

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Research Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Research Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.8%

Aerospace - 2.7%
Lockheed Martin Corp.	51,030	$3,833,884
United Technologies Corp.	111,980	6,491,481

		$10,325,365

Alcoholic Beverages - 1.0%
Diageo PLC	238,840	$3,759,780

Apparel Manufacturers - 1.1%
NIKE, Inc., "B"	48,390	$4,117,989

Banks & Credit Companies - 8.6%
American Express Co.	127,080	$6,678,054
Bank of America Corp.	98,040	4,464,742
Bank of New York Co., Inc.	222,450	8,017,098
J.P. Morgan Chase & Co.	119,750	4,986,390
PNC Financial Services Group, Inc.	65,950	4,439,095
SLM Corp.	87,210	4,529,687

		$33,115,066

Biotechnology - 4.4%
Amgen, Inc. (n)	89,360	$6,500,940
Celgene Corp. (n)	47,630	2,106,199
Genzyme Corp. (n)	54,830	3,685,673
ImClone Systems, Inc. (l)(n)	135,930	4,624,339

		$16,917,151

Broadcast & Cable TV - 0.8%
XM Satellite Radio Holdings, Inc., "A" (l)(n)	144,450	$3,216,902

Brokerage & Asset Managers - 7.1%
Affiliated Managers Group, Inc. (l)(n)	56,870	$6,062,911
Franklin Resources, Inc.	39,220	3,696,093
Goldman Sachs Group, Inc.	39,020	6,124,579
Legg Mason, Inc.	14,945	1,873,057
Lehman Brothers Holdings, Inc.	42,420	6,130,963
Mellon Financial Corp.	90,650	3,227,140

		$27,114,743

Business Services - 2.2%
Amdocs Ltd. (n)	67,120	$2,420,347
Corporate Executive Board Co.	30,950	3,122,855
Getty Images, Inc. (n)	40,730	3,049,862

		$8,593,064

Chemicals - 1.3%
Nalco Holding Co. (n)	274,870	$4,865,199

Computer Software - 3.7%
Adobe Systems, Inc. (n)	92,990	$3,247,211
McAfee, Inc. (n)	91,560	2,227,655
MicroStrategy, Inc., "A" (l)(n)	44,730	4,709,622
Oracle Corp. (n)	283,070	3,875,228

		$14,059,716

Computer Software - Systems - 0.9%
Dell, Inc. (n)	112,320	$3,342,643

Construction - 1.4%
Masco Corp.	170,500	$5,539,545

Consumer Goods & Services - 1.3%
Avon Products, Inc.	90,970	$2,835,535
Monster Worldwide, Inc. (n)	44,720	2,229,739

		$5,065,274

Containers - 1.2%
Owens-Illinois, Inc. (n)	270,930	$4,706,054

Electrical Equipment - 3.2%
Tyco International Ltd.	319,570	$8,590,042
W.W. Grainger, Inc.	47,060	3,545,971

		$12,136,013

Electronics - 5.7%
Intel Corp.	444,390	$8,598,946
Marvell Technology Group Ltd. (n)	49,610	2,683,901
SanDisk Corp. (n)	96,390	5,544,353
Tessera Technologies, Inc. (n)	72,320	2,320,026
Xilinx, Inc.	102,280	2,604,049

		$21,751,275

Energy - Independent - 1.8%
Apache Corp.	79,330	$5,196,908
EOG Resources, Inc.	22,930	1,650,960

		$6,847,868

Energy - Integrated - 3.4%
Amerada Hess Corp.	41,390	$5,893,936
Exxon Mobil Corp.	121,270	7,380,492

		$13,274,428

Food & Drug Stores - 0.6%
CVS Corp.	74,320	$2,219,938

Food & Non-Alcoholic Beverages - 2.5%
Coca-Cola Co.	36,920	$1,545,840
Nestle S.A.	6,489	1,926,908
PepsiCo, Inc.	105,500	6,096,845

		$9,569,593

Forest & Paper Products - 0.9%
Abitibi-Consolidated, Inc.	399,480	$1,657,842
Bowater, Inc. (l)	64,650	1,912,347

		$3,570,189

Gaming & Lodging - 0.9%
International Game Technology	48,770	$1,717,679
Station Casinos, Inc.	20,000	1,587,400

		$3,305,079

General Merchandise - 2.2%
Kohl's Corp. (n)	72,390	$3,837,394
Wal-Mart Stores, Inc.	100,710	4,757,540

		$8,594,934

Insurance - 5.5%
Ace Ltd.	64,820	$3,371,288
Chubb Corp.	41,000	3,913,040
Endurance Specialty Holdings Ltd.	79,300	2,581,215
Genworth Financial, Inc., "A"	146,010	4,881,114

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Research Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Insurance - continued
MetLife, Inc.	80,190	$3,878,790
PartnerRe Ltd.	38,150	2,368,734

		$20,994,181

Internet - 0.9%
Google, Inc., "A" (n)	8,950	$3,490,500

Leisure & Toys - 1.8%
Electronic Arts, Inc. (n)	88,570	$4,846,550
THQ, Inc. (l)(n)	75,760	1,961,426

		$6,807,976

Medical Equipment - 1.5%
Millipore Corp. (n)	81,150	$5,928,819

Metals & Mining - 2.1%
BHP Billiton PLC	288,210	$5,262,668
Companhia Vale do Rio Doce, ADR	61,800	2,999,154

		$8,261,822

Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	14,900	$318,711

Network & Telecom - 1.1%
Juniper Networks, Inc. (n)	215,360	$4,117,683

Oil Services - 4.7%
GlobalSantaFe Corp.	162,855	$9,893,441
Noble Corp.	76,280	6,186,308
Transocean, Inc. (n)	25,150	2,019,545

		$18,099,294

Personal Computers & Peripherals - 0.7%
EMC Corp. (n)	203,200	$2,769,616

Pharmaceuticals - 7.4%
Eli Lilly & Co.	131,820	$7,289,646
Endo Pharmaceuticals Holdings, Inc. (n)	181,870	5,967,155
Johnson & Johnson	150,170	8,893,067
Wyeth	126,150	6,120,798

		$28,270,666

Specialty Chemicals - 0.8%
Praxair, Inc.	59,330	$3,272,049

Specialty Stores - 3.6%
Chico's FAS, Inc. (n)	71,920	$2,922,829
PETsMART, Inc.	233,960	6,583,634
Williams-Sonoma, Inc. (n)	101,560	4,306,144

		$13,812,607

Telephone Services - 3.6%
American Tower Corp., "A" (n)	41,060	$1,244,939
CenturyTel, Inc.	34,460	1,348,075
Sprint Nextel Corp.	288,105	7,444,633
TELUS Corp. (non-voting shares)	94,940	3,670,510

		$13,708,157

Tobacco - 2.8%
Altria Group, Inc.	152,460	$10,803,316

Trucking - 0.5%
FedEx Corp.	18,490	$2,088,261

Utilities - Electric Power - 2.8%
FPL Group, Inc.	131,100	$5,262,354
NRG Energy, Inc. (n)	123,880	5,601,854

		$10,864,208

Total Common Stocks		$379,615,674

SHORT-TERM OBLIGATIONS - 0.4%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$1,490,000	$1,489,599

COLLATERAL FOR SECURITIES LOANED - 4.6%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	17,536,411	$17,536,411

Total Investments		$398,641,684

OTHER ASSETS, LESS LIABILITIES - (3.8)%		(14,412,064)

NET ASSETS - 100.0%		$384,229,620

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Research Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$375,086,149
Gross unrealized appreciation	$36,945,243
Gross unrealized depreciation	(13,389,708)
Net unrealized appreciation (depreciation)	$23,555,535

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Total Return Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Total Return Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 59.7%

Aerospace - 1.8%
Lockheed Martin Corp.	247,680	$18,608,198
Northrop Grumman Corp.	147,710	10,087,116
United Technologies Corp.	174,140	10,094,896

		$38,790,210

Alcoholic Beverages - 0.5%
Diageo PLC	545,092	$8,580,750
Molson Coors Brewing Co.	38,120	2,615,794

		$11,196,544

Apparel Manufacturers - 0.2%
NIKE, Inc., "B"	53,400	$4,544,340

Automotive - 0.2%
Johnson Controls, Inc.	57,110	$4,336,362

Banks & Credit Companies - 8.9%
American Express Co.	132,380	$6,956,569
Bank of America Corp.	1,132,770	51,586,346
Bank of New York Co., Inc.	161,900	5,834,876
Capital One Financial Corp.	71,220	5,734,634
Citigroup, Inc.	482,913	22,807,981
Countrywide Financial Corp.	137,260	5,037,442
Fannie Mae	116,430	5,984,502
Freddie Mac	32,280	1,969,080
J.P. Morgan Chase & Co.	765,752	31,885,913
PNC Financial Services Group, Inc.	401,720	27,039,773
SunTrust Banks, Inc.	188,460	13,712,350
UBS AG	39,320	4,320,448
Wells Fargo & Co.	106,820	6,822,593

		$189,692,507

Broadcast & Cable TV - 1.0%
CBS Corp., "B"	614,889	$14,745,038
Viacom, Inc., "B" (n)	77,460	3,005,448
Walt Disney Co.	95,740	2,670,189

		$20,420,675

Brokerage & Asset Managers - 3.6%
Ameriprise Financial, Inc.	9,300	$419,058
Franklin Resources, Inc.	62,840	5,922,042
Goldman Sachs Group, Inc.	84,790	13,308,638
Lehman Brothers Holdings, Inc.	62,870	9,086,601
Mellon Financial Corp.	751,950	26,769,420
Merrill Lynch & Co., Inc.	209,720	16,517,547
Morgan Stanley	80,350	5,047,587

		$77,070,893

Business Services - 0.3%
Accenture Ltd., "A"	224,910	$6,763,044

Chemicals - 1.7%
3M Co.	65,010	$4,920,607
Dow Chemical Co.	79,990	3,247,594
E.I. du Pont de Nemours & Co.	209,020	8,822,734
Nalco Holding Co. (n)	265,620	4,701,474
PPG Industries, Inc.	144,340	9,143,939
Syngenta AG	29,920	4,205,904

		$35,042,252

Computer Software - 2.5%
Compuware Corp. (l)(n)	1,149,060	$8,997,140
Oracle Corp. (n)	1,254,790	17,178,075
Symantec Corp. (n)	1,579,060	26,575,580

		$52,750,795

Computer Software - Systems - 1.2%
Dell, Inc. (n)	274,400	$8,166,144
International Business Machines Corp.	49,740	4,102,058
Sun Microsystems, Inc. (l)(n)	2,595,790	13,316,403

		$25,584,605

Construction - 1.5%
Masco Corp.	902,860	$29,333,921
Sherwin-Williams Co.	27,890	1,378,882

		$30,712,803

Consumer Goods & Services - 0.7%
Alberto-Culver Co.	53,300	$2,357,459
Colgate-Palmolive Co.	75,420	4,306,482
Estee Lauder Cos., Inc., "A" (l)	163,670	6,086,887
Kimberly-Clark Corp.	22,490	1,299,922

		$14,050,750

Containers - 0.8%
Owens-Illinois, Inc. (n)	937,050	$16,276,559
Smurfit-Stone Container Corp. (n)	80,600	1,093,742

		$17,370,301

Electrical Equipment - 2.0%
Cooper Industries Ltd., "A"	44,340	$3,853,146
General Electric Co.	391,550	13,618,109
Hubbell, Inc., "B"	19,310	989,831
Tyco International Ltd.	838,650	22,542,912
W.W. Grainger, Inc.	31,760	2,393,116

		$43,397,114

Electronics - 0.7%
Analog Devices, Inc.	78,990	$3,024,527
Diebold, Inc.	41,900	1,722,090
Intel Corp.	313,430	6,064,870
Samsung Electronics Co. Ltd., GDR	5,990	1,957,233
Xilinx, Inc.	83,050	2,114,453

		$14,883,173

Energy - Independent - 1.6%
Apache Corp.	197,630	$12,946,741
Devon Energy Corp.	298,050	18,231,718
EOG Resources, Inc. (l)	42,510	3,060,720

		$34,239,179

Energy - Integrated - 3.7%
Amerada Hess Corp.	63,240	$9,005,376
BP PLC, ADR	65,740	4,532,116
Chevron Corp.	115,947	6,721,448
ConocoPhillips	256,670	16,208,710
Exxon Mobil Corp.	451,156	27,457,354
TOTAL S.A., ADR	106,270	13,998,947

		$77,923,951

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Total Return Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Food & Non-Alcoholic Beverages - 1.3%
Archer Daniels Midland Co.	81,840	$2,753,916
Coca-Cola Co.	94,740	3,966,764
Kellogg Co.	193,310	8,513,372
Nestle S.A.	14,560	4,323,591
PepsiCo, Inc.	86,690	5,009,815
Sara Lee Corp.	133,700	2,390,556

		$26,958,014

Forest & Paper Products - 0.7%
Bowater, Inc.	305,830	$9,046,451
International Paper Co.	111,560	3,856,629
MeadWestvaco Corp.	85,540	2,336,097

		$15,239,177

Gaming & Lodging - 0.2%
International Game Technology	87,860	$3,094,429

General Merchandise - 0.9%
Family Dollar Stores, Inc.	166,080	$4,417,728
Federated Department Stores, Inc.	23,440	1,711,120
Wal-Mart Stores, Inc.	273,940	12,940,926

		$19,069,774

Health Maintenance Organizations - 0.1%
CIGNA Corp.	14,630	$1,910,971

Insurance - 3.5%
Ace Ltd.	63,680	$3,311,997
AFLAC, Inc.	60,600	2,734,878
Allstate Corp.	421,580	21,968,534
Chubb Corp.	26,870	2,564,473
Conseco, Inc. (n)	482,610	11,978,380
Genworth Financial, Inc., "A"	252,630	8,445,421
Hartford Financial Services Group, Inc.	118,470	9,542,758
Lincoln National Corp.	59,380	3,241,554
MetLife, Inc.	212,960	10,300,875

		$74,088,870

Leisure & Toys - 0.4%
Hasbro, Inc.	74,110	$1,563,721
Mattel, Inc.	422,990	7,668,809

		$9,232,530

Machinery & Tools - 0.9%
Deere & Co.	114,450	$9,047,272
Finning International, Inc. (a)	4,940	163,208
Illinois Tool Works, Inc.	72,610	6,993,069
Ingersoll-Rand Co. Ltd., "A"	58,600	2,448,894

		$18,652,443

Medical & Health Technology & Services - 0.4%
Tenet Healthcare Corp. (n)	1,253,680	$9,252,158

Medical Equipment - 0.2%
Baxter International, Inc.	19,960	$774,648
Pall Corp. (l)	82,200	2,563,818

		$3,338,466

Metals & Mining - 0.2%
BHP Billiton PLC	184,770	$3,373,870

Network & Telecom - 1.3%
Cisco Systems, Inc. (n)	393,090	$8,518,260
Nortel Networks Corp. (n)	6,556,490	19,997,294

		$28,515,554

Oil Services - 1.5%
GlobalSantaFe Corp.	240,670	$14,620,703
Noble Corp.	198,690	16,113,759

		$30,734,462

Pharmaceuticals - 4.7%
Abbott Laboratories	75,780	$3,218,377
Eli Lilly & Co.	136,500	7,548,450
Johnson & Johnson	363,170	21,506,927
Merck & Co., Inc.	956,400	33,693,972
Wyeth	708,470	34,374,964

		$100,342,690

Printing & Publishing - 0.7%
Knight-Ridder, Inc. (l)	60,770	$3,841,272
New York Times Co., "A" (l)	225,740	5,713,479
Reed Elsevier PLC	278,050	2,665,321
Tribune Co.	57,310	1,572,013

		$13,792,085

Railroad & Shipping - 0.5%
Burlington Northern Santa Fe Corp.	72,990	$6,082,257
Norfolk Southern Corp.	99,380	5,373,477

		$11,455,734

Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc.	80,690	$5,421,561
Praxair, Inc.	46,620	2,571,093

		$7,992,654

Specialty Stores - 1.5%
Gap, Inc.	1,107,830	$20,694,264
Home Depot, Inc.	78,470	3,319,281
OfficeMax, Inc. (l)	283,230	8,545,049

		$32,558,594

Telecommunications - Wireless - 0.2%
Vodafone Group PLC, ADR (l)	232,534	$4,859,961

Telephone Services - 3.5%
AT&T, Inc.	224,936	$6,082,269
Sprint Nextel Corp.	1,472,820	38,057,669
TELUS Corp.	70,100	2,749,161
Verizon Communications, Inc.	799,410	27,227,905

		$74,117,004

Tobacco - 1.1%
Altria Group, Inc.	331,810	$23,512,057

Trucking - 0%
CNF, Inc.	17,190	$858,469

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Total Return Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Utilities - Electric Power - 2.6%
Constellation Energy Group, Inc.	41,200	$2,254,052
Dominion Resources, Inc.	208,200	14,372,046
Entergy Corp.	63,330	4,365,970
Exelon Corp.	112,770	5,965,533
FirstEnergy Corp.	57,100	2,792,190
FPL Group, Inc.	370,190	14,859,427
NRG Energy, Inc. (n)	45,700	2,066,554
PPL Corp.	190,530	5,601,582
Public Service Enterprise Group, Inc.	27,340	1,750,854
TXU Corp.	42,110	1,884,844

		$55,913,052

Total Common Stocks		$1,267,632,516

BONDS- 38.8%

Advertising & Broadcasting - 0.1%
News America Holdings, 8.5%, 2025	$994,000	$1,148,035
News America, Inc., 6.2%, 2034	1,106,000	1,035,784

		$2,183,819

Aerospace - 0.3%
Boeing Capital Corp., 6.5%, 2012	$2,734,000	$2,877,344
Northrop Grumman Corp., 7.75%, 2031	2,738,000	3,319,587

		$6,196,931

Agency - Other - 0%
Financing Corp., 9.65%, 2018	$490,000	$679,459

Airlines - 0.1%
Continental Airlines, Inc., 6.648%, 2017	$1,844,764	$1,858,555

Alcoholic Beverages - 0.1%
Miller Brewing Co., 5.5%, 2013 (a)	$2,985,000	$2,942,906

Asset Backed & Securitized - 2.7%
AmeriCredit Automobile Receivables Trust, 2.18%, 2008	$909,659	$903,901
Banc of America Commercial Mortgage, Inc., FRN, 5.35%, 2047	776,389	755,014
Banc of America Commercial Mortgage, Inc., FRN, 5.35%, 2047	1,000,000	975,477
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043	2,050,000	1,946,097
Bayview Financial Revolving Mortgage Loan Trust, FRN, 5.6206%, 2040 (a)	1,850,000	1,849,992
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041	1,220,816	1,180,901
Blackrock Capital Finance LP, 7.75%, 2026 (a)	248,981	244,002
Capital One Auto Finance Trust, 4.79%, 2009	708,276	706,450
Chase Commercial Mortgage Securities Corp., 7.543%, 2032	467,265	484,536
Citibank Credit Card Issuance Trust, 6.65%, 2008	4,743,000	4,749,840
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2257%, 2020	570,000	561,939
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	81,000	79,825
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	1,298,000	1,279,978
CPS Auto Receivables Trust, 2.89%, 2009 (a)	75,971	74,190
CRIIMI MAE CMBS Corp., 6.701%, 2008 (a)	1,272,000	1,278,327
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)	1,205,690	1,218,689
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031	1,324,466	1,345,028
Falcon Franchise Loan LLC, 7.382%, 2010 (a)	466,175	479,190
GE Commercial Mortgage Corp., FRN, 5.5186%, 2044	1,330,000	1,315,348
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	1,644,482	1,585,834
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036	625,465	614,551
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	1,532,847	1,492,597
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,620,000	1,521,832
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2131%, 2041	1,985,000	1,944,876
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	2,097,327	2,017,220
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.2947%, 2043	2,290,000	2,249,975
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.671%, 2039	1,140,000	1,132,829
Morgan Stanley Capital I, Inc., 5.168%, 2042	859,244	834,683
Morgan Stanley Capital I, Inc., FRN, 0.2219%, 2030 (a)(i)	65,504,664	1,093,902
Multi-Family Capital Access One, Inc., 6.65%, 2024	429,664	438,629
Residential Asset Mortgage Products, Inc., 3.8%, 2030	404,552	402,447
Residential Asset Mortgage Products, Inc., 4.109%, 2035	978,423	956,240
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034	931,000	900,677
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,405,000	1,390,474
Spirit Master Funding LLC, 5.05%, 2023 (a)	1,748,951	1,660,416
Structured Asset Securities Corp., FRN, 4.67%, 2035	3,279,080	3,230,833

3

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Total Return Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Asset Backed & Securitized - continued
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042	$2,050,000	$1,956,226
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044	2,500,000	2,341,511
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042	2,033,724	1,961,335
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	2,000,000	1,898,494
Wachovia Bank Commercial Mortgage Trust, FRN, 5.1951%, 2044	1,432,000	1,393,166
Wachovia Bank Commercial Mortgage Trust, FRN, 5.311%, 2044	1,744,000	1,707,761

		$56,155,232

Automotive - 0.1%
Johnson Controls, Inc., 6%, 2036	$1,654,000	$1,566,280

Banks & Credit Companies - 2.1%
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049	$1,958,000	$2,541,576
Bank of America Corp., 7.4%, 2011	2,792,000	3,017,663
Bank of America Corp., 5.375%, 2014	2,830,000	2,792,242
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)	1,550,000	1,639,618
Citigroup, Inc., 5%, 2014	5,072,000	4,854,411
Credit Suisse First Boston (USA), Inc., 4.125%, 2010	1,530,000	1,460,304
Credit Suisse First Boston (USA), Inc., 4.875%, 2010	1,292,000	1,261,466
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)	1,476,000	1,594,812
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)	977,000	976,828
J.P. Morgan Chase & Co., 5.125%, 2014	2,110,000	2,028,130
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)	2,140,000	2,106,167
Mizuho Financial Group, Inc., 5.79%, 2014 (a)	1,078,000	1,080,719
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	1,638,000	1,611,854
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)	135,000	142,979
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)	1,019,000	972,844
Popular North America, Inc., 4.25%, 2008	1,839,000	1,793,531
RBS Capital Trust II, 6.425% to 2034, FRN to 2049	1,490,000	1,498,098
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)	3,128,000	3,217,042
UFJ Finance Aruba AEC, 6.75%, 2013	1,624,000	1,720,977
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)	1,509,000	1,708,653
Wachovia Corp., 5.25%, 2014	3,339,000	3,240,242
Wells Fargo Bank NA, 6.45%, 2011	340,000	354,237
Wells Fargo National Bank, 4.75%, 2015	3,338,000	3,150,177

		$44,764,570

Broadcast & Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$1,624,000	$1,478,875
TCI Communications Financing III, 9.65%, 2027	4,805,000	5,165,202
Time Warner Entertainment Co. LP, 10.15%, 2012	335,000	399,740
Time Warner Entertainment Co. LP, 8.375%, 2033	1,050,000	1,208,563

		$8,252,380

Brokerage & Asset Managers - 0.4%
Goldman Sachs Group, Inc., 5.7%, 2012	$2,668,000	$2,681,049
Lehman Brothers Holdings, Inc., 8.25%, 2007	1,405,000	1,449,406
Lehman Brothers Holdings, Inc., 5.5%, 2016	342,000	335,280
Merrill Lynch & Co., Inc., 5.45%, 2014	2,012,000	1,984,192
Morgan Stanley Group, Inc., 6.75%, 2011	1,530,000	1,610,555
Morgan Stanley Group, Inc., 4.75%, 2014	1,168,000	1,089,736

		$9,150,218

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$1,847,000	$1,956,272

Business Services - 0.1%
Cisco Systems, Inc., 5.5%, 2016	$2,720,000	$2,679,143

Chemicals - 0.1%
Dow Chemical Co., 5.75%, 2008	$1,416,000	$1,433,449
Dow Chemical Co., 6%, 2012	620,000	634,853

		$2,068,302

Conglomerates - 0.1%
Kennametal, Inc., 7.2%, 2012	$1,780,000	$1,891,572

Consumer Goods & Services - 0.1%
Cendant Corp., 6.875%, 2006	$1,280,000	$1,286,131
Fortune Brands, Inc., 5.125%, 2011	1,671,000	1,636,602

		$2,922,733

4

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Total Return Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (a)	$977,000	$926,923
Raytheon Co., 6.15%, 2008	1,077,000	1,097,583

		$2,024,506

Emerging Market Quasi-Sovereign - 0%
Pemex Project Funding Master Trust, 8.625%, 2022	$316,000	$372,880

Emerging Market Sovereign - 0.2%
State of Israel, 4.625%, 2013	981,000	917,630
United Mexican States, 6.625%, 2015 (l)	97,000	101,220
United Mexican States, 7.5%, 2033	885,000	986,775
United Mexican States, 6.375%, 2013	1,147,000	1,175,675
United Mexican States, 5.625%, 2017	1,014,000	982,059

		$4,163,359

Energy - Independent - 0.2%
Devon Financing Corp. U.L.C., 6.875%, 2011	$514,000	$544,957
Nexen, Inc., 5.875%, 2035	1,200,000	1,118,597
Ocean Energy, Inc., 7.25%, 2011	1,431,000	1,537,339
XTO Energy, Inc., 5.65%, 2016	1,280,000	1,263,770

		$4,464,663

Energy - Integrated - 0%
Amerada Hess Corp., 7.3%, 2031	$578,000	$643,548

Entertainment - 0.1%
Walt Disney Co., 6.375%, 2012	$1,957,000	$2,034,317

Financial Institutions - 0.2%
General Electric Capital Corp., 8.75%, 2007	$904,000	$937,802
General Electric Capital Corp., 5.45%, 2013	179,000	178,865
HSBC Finance Corp., 5.25%, 2011	1,510,000	1,491,561
HSBC Finance Corp., 5.5%, 2016	2,074,000	2,026,279

		$4,634,507

Food & Non-Alcoholic Beverages - 0.3%
Cadbury Schweppes PLC, 5.125%, 2013 (a)	$2,689,000	$2,585,506
Diageo Finance B.V., 5.5%, 2013	2,100,000	2,081,976
Kraft Foods, Inc., 6.25%, 2012	1,489,000	1,533,858

		$6,201,340

Forest & Paper Products - 0.1%
MeadWestvaco Corp., 6.8%, 2032 $	724,000	$686,041
Weyerhaeuser Co., 6.75%, 2012	2,123,000	2,210,079

		$2,896,120

Health Maintenance Organizations - 0.1%
WellPoint, Inc., 5.25%, 2016	$1,430,000	$1,379,010

Insurance - 0.5%
AIG SunAmerica Institutional Funding II, 5.75%, 2009	$2,804,000	$2,834,045
American International Group, Inc., 4.25%, 2013	853,000	788,767
American International Group, Inc., 5.05%, 2015 (a)	1,650,000	1,573,313
Genworth Financial, Inc., 5.75%, 2014	775,000	779,408
ING Groep N.V., 5.775% to 2015, FRN to 2049	3,405,000	3,312,156
MetLife, Inc., 6.5%, 2032	578,000	609,687

		$9,897,376

Insurance - Property & Casualty - 0.2%
Allstate Corp., 6.125%, 2032	$1,617,000	$1,634,029
Fund American Cos., Inc., 5.875%, 2013	1,110,000	1,090,596
St. Paul Travelers Cos., Inc., 5.5%, 2015	1,126,000	1,101,444
Travelers Property Casualty Corp., 6.375%, 2033	736,000	745,954

		$4,572,023

International Market Quasi-Sovereign - 0.1%
Hydro-Quebec, 6.3%, 2011	$2,256,000	$2,351,844

Medical & Health Technology & Services - 0.1%
Cardinal Health, Inc., 5.85%, 2017	$842,000	$831,408
HCA, Inc., 8.75%, 2010	355,000	385,055
HCA, Inc., 6.95%, 2012	1,390,000	1,403,427

		$2,619,890

Metals & Mining - 0.1%
Alcan, Inc., 5%, 2015	$1,169,000	$1,102,406

Mortgage Backed - 14.3%
Fannie Mae, 5.722%, 2009	$4,455,000	$4,465,236
Fannie Mae, 4.01%, 2013	194,744	179,135
Fannie Mae, 4.518%, 2014	1,738,049	1,641,884
Fannie Mae, 4.63%, 2014	485,182	460,678
Fannie Mae, 4.847%, 2014	971,307	935,385
Fannie Mae, 4.76%, 2015	359,914	343,380
Fannie Mae, 4.925%, 2015	2,851,300	2,752,383
Fannie Mae, 5.5%, 2016 - 2036	99,473,991	97,471,249
Fannie Mae, 6%, 2016 - 2036	38,671,713	38,827,321
Fannie Mae, 4.5%, 2018 - 2035	11,748,709	11,123,589
Fannie Mae, 5%, 2018 - 2035	27,828,792	26,877,807
Fannie Mae, 6.5%, 2028 - 2034	11,355,236	11,612,413
Fannie Mae, 7.5%, 2030 - 2031	443,303	463,309
Freddie Mac, 6%, 2016 - 2036	15,899,547	15,955,329
Freddie Mac, 5%, 2017 - 2035	26,925,375	25,812,168
Freddie Mac, 4.5%, 2018 - 2035	12,050,549	11,463,350
Freddie Mac, 5.5%, 2019 - 2036	28,476,296	27,923,773
Freddie Mac, 6.5%, 2034	3,327,904	3,392,665
Ginnie Mae, 4.5%, 2033 - 2034	1,945,727	1,816,263
Ginnie Mae, 5%, 2033 - 2034	2,162,429	2,095,917
Ginnie Mae, 5.5%, 2033 - 2035	10,099,303	10,004,865
Ginnie Mae, 6%, 2033 - 2035	6,376,242	6,452,317
Ginnie Mae, 6.5%, 2035 - 2036	1,249,353	1,281,788

		$303,352,204

5

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Total Return Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Natural Gas - Pipeline - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013	$815,000	$907,969
Kinder Morgan Energy Partners LP, 6.75%, 2011	740,000	773,686
Kinder Morgan Energy Partners LP, 7.4%, 2031	1,373,000	1,504,610
Kinder Morgan Energy Partners LP, 7.75%, 2032	980,000	1,115,010

		$4,301,275

Network & Telecom - 0.8%
AT&T, Inc., 5.1%, 2014	$2,223,000	$2,109,934
AT&T, Inc., 6.15%, 2034	700,000	664,743
BellSouth Corp., 6.55%, 2034	1,472,000	1,469,559
Deutsche Telekom International Finance B.V., 8.25%, 2030	2,018,000	2,413,994
France Telecom S.A., 7.75%, 2011	564,000	615,951
PCCW-HKTC Capital II Ltd., 6%, 2013 (a)	1,321,000	1,309,213
Telecom Italia Capital, 5.25%, 2013	752,000	712,525
Telecom Italia Capital, 6%, 2034	1,020,000	917,612
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006	1,716,000	1,717,653
Telefonica Europe B.V., 7.75%, 2010	750,000	806,966
Verizon New York, Inc., 6.875%, 2012	4,213,000	4,327,623

		$17,065,773

Oil Services - 0.1%
Halliburton Co., 5.5%, 2010	$1,071,000	$1,073,528

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$1,193,000	$1,263,998

Pharmaceuticals - 0.1%
Wyeth, 5.5%, 2013	$1,683,000	$1,663,895

Pollution Control - 0.1%
USA Waste Services, Inc., 7%, 2028	$972,000	$1,040,599
Waste Management, Inc., 7.375%, 2010	1,341,000	1,430,579

		$2,471,178

Railroad & Shipping - 0.1%
CSX Corp., 6.75%, 2011	$450,000	$472,656
Union Pacific Corp., 6.125%, 2012	507,000	520,643
Union Pacific Corp., 5.375%, 2014	1,208,000	1,186,791

		$2,180,090

Real Estate - 0.5%
Boston Properties, Inc., 5%, 2015	$369,000	$345,855
EOP Operating LP, 6.8%, 2009	1,238,000	1,275,222
HRPT Properties Trust, 6.25%, 2016	1,492,000	1,503,582
ProLogis, 5.75%, 2016	2,482,000	2,439,463
Simon Property Group LP, 6.375%, 2007	1,069,000	1,084,477
Simon Property Group LP, 5.1%, 2015	1,070,000	1,012,100
Vornado Realty Trust, 5.625%, 2007	3,304,000	3,308,037
Vornado Realty Trust, 4.75%, 2010	189,000	180,867

		$11,149,603

Retailers - 0.3%
Home Depot, Inc., 5.4%, 2016	$3,021,000	$2,984,621
May Department Stores Co., 5.75%, 2014	1,750,000	1,740,732
Wal-Mart Stores, Inc., 5.25%, 2035	2,241,000	2,032,860

		$6,758,213

Telecommunications - Wireless - 0.1%
Cingular Wireless LLC, 6.5%, 2011	$693,000	$724,491
Sprint Capital Corp., 6.875%, 2028	1,471,000	1,517,681

		$2,242,172

U.S. Government Agencies - 4.0%
Aid-Egypt, 4.45%, 2015	1,662,000	$1,571,962
Fannie Mae, 3.25%, 2006	4,950,000	4,922,161
Fannie Mae, 3%, 2007	3,350,000	3,286,698
Fannie Mae, 5.25%, 2007	12,269,000	12,282,459
Fannie Mae, 6.625%, 2009 - 2010	13,027,000	13,733,948
Fannie Mae, 6%, 2011	1,539,000	1,595,514
Federal Home Loan Bank, 3.25%, 2006	3,270,000	3,252,868
Federal Home Loan Bank, 3.75%, 2006	10,025,000	9,959,166
Federal Home Loan Bank, 3.9%, 2008	1,240,000	1,213,891
Federal Home Loan Bank, 5.25%, 2014	2,435,000	2,439,627
Freddie Mac, 3.75%, 2006	2,198,000	2,179,592
Freddie Mac, 4.125%, 2009	4,750,000	4,592,148
Freddie Mac, 4.875%, 2013	10,686,000	10,467,578
Small Business Administration, 4.35%, 2023	381,162	356,004
Small Business Administration, 4.77%, 2024	1,083,733	1,037,464
Small Business Administration, 4.99%, 2024	1,440,380	1,394,442
Small Business Administration, 5.18%, 2024	1,773,455	1,740,450
Small Business Administration, 5.52%, 2024	2,553,043	2,554,698
Small Business Administration, 4.95%, 2025	1,175,436	1,144,097
Small Business Administration, 5.09%, 2025	1,479,000	1,436,260
Small Business Administration, 5.11%, 2025	3,077,978	2,993,124
Small Business Administration, 5.39%, 2025	1,106,000	1,094,129

		$85,248,280

6

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Total Return Series

Issuer	Shares/Par	Value ($)

BONDS - continued

U.S. Treasury Obligations - 7.8%
U.S. Treasury Bonds, 10.375%, 2012	$1,482,000	$1,607,448
U.S. Treasury Bonds, 8%, 2021	320,000	420,350
U.S. Treasury Bonds, 6.25%, 2023	16,268,000	18,450,206
U.S. Treasury Bonds, 5.375%, 2031	9,731,000	10,243,396
U.S. Treasury Bonds, 6%, 2026	8,080,000	9,015,510
U.S. Treasury Notes, 6.875%, 2006	6,270,000	6,285,186
U.S. Treasury Notes, 4.75%, 2008	29,887,000	29,823,968
U.S. Treasury Notes, 5.5%, 2008	7,085,000	7,170,516
U.S. Treasury Notes, 5.625%, 2008	22,095,000	22,441,096
U.S. Treasury Notes, 6.5%, 2010	26,974,000	28,536,604
U.S. Treasury Notes, 4%, 2012	1,910,000	1,817,932
U.S. Treasury Notes, 4.375%, 2012	1,778,000	1,731,813
U.S. Treasury Notes, 3.875%, 2013	2,121,000	1,999,872
U.S. Treasury Notes, 4.75%, 2014	1,596,000	1,582,035
U.S. Treasury Notes, 4.25%, 2015	417,000	397,241
U.S. Treasury Notes, 9.875%, 2015	1,920,000	2,644,351
U.S. Treasury Notes, 4.5%, 2016	1,360,000	1,322,706
U.S. Treasury Notes, TIPS, 4.25%, 2010	7,453,064	8,007,676
U.S. Treasury Notes, TIPS, 3%, 2012	10,698,722	11,148,817

		$164,646,723

Utilities - Electric Power - 1.2%
Dominion Resources, Inc., 5.15%, 2015	$1,515,000	$1,423,017
Duke Capital Corp., 8%, 2019	1,686,000	1,969,056
Exelon Generation Co. LLC, 6.95%, 2011	1,500,000	1,583,387
FirstEnergy Corp., 6.45%, 2011	2,246,000	2,324,015
MidAmerican Energy Holdings Co., 5.875%, 2012	535,000	539,957
MidAmerican Energy Holdings Co., 3.5%, 2008	1,030,000	989,500
MidAmerican Funding LLC, 6.927%, 2029	2,762,000	3,023,595
Niagara Mohawk Power Corp., 7.75%, 2006	942,000	944,837
Northeast Utilities, 8.58%, 2006	349,680	352,558
Oncor Electric Delivery Co., 7%, 2022	2,032,000	2,171,257
Pacific Gas & Electric Co., 4.8%, 2014	1,145,000	1,082,734
Progress Energy, Inc., 7.1%, 2011	2,309,000	2,448,921
PSEG Power LLC, 8.625%, 2031	918,000	1,166,777
PSEG Power LLC, 6.95%, 2012	697,000	738,591
System Energy Resources, Inc., 5.129%, 2014 (a)	913,073	883,772
TXU Energy Co., 7%, 2013	1,575,000	1,640,468
Waterford 3 Funding Corp., 8.09%, 2017	2,049,738	2,112,152

		$25,394,594

Total Bonds		$823,437,687

SHORT-TERM OBLIGATIONS - 0.9%
Edison Asset Securitization LLC, 4.84%, due 4/03/06 (t)(y)	$19,403,000	$19,397,783

COLLATERAL FOR SECURITIES LOANED - 1.1%
Morgan Stanley Repurchase Agreement, 4.895%, dated 3/31/06, due
4/03/06, total to be received $108,655 (secured by various U.S. Treasury
and Federal Agency obligations in a individually traded account)	$108,640	$108,640
Navigator Securities Lending Prime Portfolio, at Net Asset Value	24,213,445	24,213,445

Total Collateral for Securities Loaned		24,322,085

Total Investments(k)		$2,134,790,071

OTHER ASSETS, LESS LIABILITIES - (0.5)%		(11,521,324)

NET ASSETS - 100.0%		$2,123,268,747

(a)	SEC Rule 144A restriction.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of March 31, 2006, the series had one security that was fair valued, aggregating $163,208 and less than 0.1% of net assets, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR	Global Depository Receipt
TIPS	Treasury Inflation Protected Security

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS/Sun Life Series Trust - Total Return Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,006,289,788
Gross unrealized appreciation	$187,460,405
Gross unrealized depreciation	(58,960,122)
Net unrealized appreciation (depreciation)	$128,500,283

The aggregate cost above includes prior fiscal year end tax adjustments.

8

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Utilities Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Utilities Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 90.2%

Broadcast & Cable TV - 5.5%
Citadel Broadcasting Corp.	139,700	$1,549,273
Comcast Corp., "Special A" (l)(n)	236,300	6,172,156
Grupo Televisa S.A., ADR	318,000	6,328,200
News Corp., "A"	160,100	2,659,261
TV Azteca S.A. de C.V.	2,010,000	1,267,900
Viacom, Inc., "B" (n)	92,250	3,579,300

		$21,556,090

Energy - Independent - 1.1%
Anadarko Petroleum Corp.	3,800	$383,838
Occidental Petroleum Corp.	21,100	1,954,915
Rosetta Resources, Inc. (a)(n)	99,450	1,786,122
XTO Energy, Inc.	4,600	200,422

		$4,325,297

Energy - Integrated - 2.7%
Amerada Hess Corp.	21,400	$3,047,360
Chevron Corp.	32,600	1,889,822
Exxon Mobil Corp.	49,000	2,982,140
TOTAL S.A.	9,600	2,533,611

		$10,452,933

Natural Gas - Distribution - 4.7%
AGL Resources, Inc.	125,860	$4,537,253
Energen Corp.	123,500	4,322,500
Equitable Resources, Inc.	128,700	4,698,837
Questar Corp.	67,100	4,700,355

		$18,258,945

Natural Gas - Pipeline - 6.3%
El Paso Corp.	307,000	$3,699,350
Enagas S.A.	350,974	6,956,695
Kinder Morgan, Inc.	26,700	2,456,133
Williams Cos., Inc.	549,017	11,743,473

		$24,855,651

Oil Services - 3.9%
ENSCO International, Inc.	40,800	$2,099,160
GlobalSantaFe Corp.	111,600	6,779,700
National Oilwell Varco, Inc. (n)	22,600	1,449,112
Noble Corp.	23,000	1,865,300
Smith International, Inc.	51,900	2,022,024
Transocean, Inc. (n)	12,000	963,600

		$15,178,896

Telecommunications - Wireless - 2.2%
America Movil S.A. de C.V., "L", ADR	57,000	$1,952,820
Hutchison Telecommunications International Ltd. (n)	1,126,000	1,922,765
PT Indosat Tbk.	361,000	204,594
Rogers Communications, Inc., "B"	28,400	1,082,912
Vimpel-Communications, ADR (l)(n)	13,400	576,334
Vodafone Group PLC	1,324,960	2,772,537

		$8,511,962

Telephone Services - 13.5%
Alltel Corp.	47,200	$3,056,200
AT&T, Inc.	82,500	2,230,800
CenturyTel, Inc.	5,100	199,512
Citizens Communications Co.	341,000	4,525,070
FastWeb S.p.A. (l)	54,629	2,788,809
France Telecom S.A. (l)	232,820	5,238,519
KT Freetel Co. Ltd.	87,640	2,331,475
NTL, Inc. (l)	74,500	2,168,695
Philippine Long Distance Telephone Co.	11,200	421,918
Singapore Telecommunications Ltd.	1,223,000	2,004,918
Sprint Nextel Corp.	434,850	11,236,524
Telecom Argentina S.A., ADR (l)(n)	27,300	369,642
Telecom Corp. of New Zealand Ltd.	559,021	1,906,808
Telefonica S.A.	47,000	737,867
Telekomunikacja Polska S.A., GDR	112,430	753,281
Telenor A.S.A.	459,000	4,936,576
TELUS Corp. (non-voting shares)	211,580	8,179,971

		$53,086,585

Utilities - Electric Power - 50.3%
AES Corp. (n)	540,500	$9,220,930
AES Tiete S.A., IPS	133,628,500	3,705,042
Ameren Corp. (l)	33,700	1,678,934
CMS Energy Corp. (n)	621,500	8,048,425
Constellation Energy Group, Inc.	274,100	14,996,011
CPFL Energia S.A., ADR	101,650	4,269,300
Dominion Resources, Inc.	58,200	4,017,546
Duke Energy Corp. (l)(n)	130,700	3,809,905
E.ON AG	70,700	7,783,293
Edison International	165,500	6,815,290
Endesa S.A. (l)	114,400	3,694,626
Enel S.p.A.	503,530	4,260,799
Enersis S.A., ADR (l)	145,100	1,720,886
Entergy Corp.	27,500	1,895,850
Entergy Corp.	173,860	8,828,610
Equatorial Energia S.A. (n)	35,500	237,870
Exelon Corp.	287,200	15,192,880
FirstEnergy Corp.	230,100	11,251,890
Fortum Corp. (l)	29,790	751,902
FPL Group, Inc.	258,300	10,368,162
Iberdrola S.A.	11,400	368,171
International Power PLC	1,579,400	7,761,867
Mirant Corp. (n)	215,300	5,382,500
NRG Energy, Inc. (n)	405,500	18,336,710
PPL Corp.	216,300	6,359,220
Reliant Energy, Inc. (n)	215,300	2,277,874
RWE AG	77,200	6,721,605
SCANA Corp.	37,900	1,487,196
Scottish & Southern Energy PLC	66,100	1,299,378
Suez S.A. (l)	86,888	3,425,474
Tractebel Energia S.A.	90,370	768,396
TXU Corp.	332,400	14,878,224
Veolia Environment	22,760	1,264,539
Xcel Energy, Inc. (l)	226,600	4,112,790

		$196,992,095

Total Common Stocks		$353,218,454

BONDS- 5.1%

Asset Backed & Securitized - 0%
Falcon Franchise Loan LLC, FRN, 3.0639%, 2023 (a)(i)	$969,848	$110,214

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Utilities Series

Issuer	Shares/Par	Value ($)

BONDS - continued

Network & Telecom - 1.0%
Citizens Communications Co., 9%, 2031	$1,831,000	$1,956,881
Qwest Corp., 8.875%, 2012	1,620,000	1,810,350

		$3,767,231

Telecommunications - Wireless - 0.5%
Rogers Wireless, Inc., 8%, 2012	$1,945,000	$2,064,131

Utilities - Electric Power - 3.6%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)	$1,460,000	$1,600,525
Beaver Valley Funding Corp., 9%, 2017	771,000	870,644
CMS Energy Corp., 8.5%, 2011	1,415,000	1,528,200
Empresa Nacional de Electricidad S.A., 8.35%, 2013	927,000	1,025,983
Enersis S.A., 7.375%, 2014	2,204,000	2,306,023
NRG Energy, Inc., 7.25%, 2014	2,145,000	2,179,856
PSEG Energy Holdings LLC, 8.625%, 2008	1,147,000	1,195,748
TXU Eastern Funding Co., 6.75%, 2009 (d)	191,000	12,415
TXU Energy Co., 7%, 2013	3,350,000	3,489,250

		$14,208,644

Total Bonds		$20,150,220

CONVERTIBLE PREFERRED STOCKS - 1.5%
Natural Gas - Pipeline - 1.1%
El Paso Corp., 4.99% (a)	3,820	$4,130,852

Utilities - Electric Power - 0.4%
NRG Energy, Inc., 5.75%	7,000	$1,671,250

Total Convertible Preferred Stocks		$5,802,102

SHORT-TERM OBLIGATIONS - 2.4%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$9,364,000	$9,361,482

COLLATERAL FOR SECURITIES LOANED- 5.9%
Morgan Stanley Repurchase Agreement, 4.895%, dated 3/31/06,
due 4/03/06, total to be received $10,155,082 (secured by various U.S.
Treasury and Federal Agency obligations in an individually traded account)	$10,153,701	$10,153,701
Navigator Securities Lending Prime Portfolio, at Net Asset Value	12,855,572	12,855,572

Total Collateral for Securities Loaned		$23,009,273

Total Investments(k)		$411,541,531

OTHER ASSETS, LESS LIABILITIES - (5.1)%		(19,970,132)

NET ASSETS - 100.0%		$391,571,399

(a)	SEC Rule 144A restriction.
(d)	Non-income producing security - in default.
(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of March 31, 2006, the series had one security that was fair valued, aggregating $1,786,122 and 0.5% of net assets, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR	Global Depository Receipt
IPS	International Preference Stock

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Utilities Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$379,404,899
Gross unrealized appreciation	$39,893,285
Gross unrealized depreciation	(7,756,653)
Net unrealized appreciation (depreciation)	$32,136,632

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

Contracts to Deliver/Receive		Settlement Date	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Sales
EUR	27,573,695	04/07/06 - 05/17/06	$33,015,925	$33,464,088	$(448,163)
GBP	4,194,393	04/28/06 - 06/05/06	7,360,715	7,289,033	71,682
			$40,376,640	$40,753,121	$(376,481)

Purchases
EUR	5,835,188	04/10/06 - 05/17/06	$6,993,332	$7,081,340	$88,008
GBP	341,808	05/17/06 - 05/30/06	597,199	593,967	(3,232)
			$7,590,531	$7,675,307	$84,776

At March 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

3

(3) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

United States	69.1%
Germany	3.7%
France	3.2%
Great Britain	3.0%
Spain	3.0%
Canada	2.9%
Mexico	2.4%
Brazil	2.3%
Italy	1.8%
Others	8.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

4

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Global Growth Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Global Growth Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 99.9%

Alcoholic Beverages - 0.7%
Pernod Ricard S.A. (l)	5,700	$1,092,488

Apparel Manufacturers - 1.5%
Burberry Group PLC	95,420	$768,027
LVMH Moet Hennessy Louis Vuitton S.A.	17,410	1,707,488

		$2,475,515

Automotive - 3.8%
Autoliv, Inc. (l)	17,210	$977,037
Bayerische Motoren Werke AG	25,800	1,421,556
Hyundai Motor Co. Ltd.	19,450	1,635,345
Kongsberg Automotive A.S.A.	67,670	629,724
Toyota Industries Corp. (l)	43,700	1,785,947

		$6,449,609

Banks & Credit Companies - 12.1%
AEON Credit Service Co. Ltd.	66,500	$2,011,470
Aiful Corp. (l)	25,450	1,684,485
American Express Co.	34,000	1,786,700
Anglo Irish Bank Corp. PLC	53,660	884,708
Bank of Cyprus Public Co. Ltd.	107,880	905,018
Erste Bank der Oesterreichischen Sparkassen AG (l)	24,080	1,420,492
Euronet Worldwide, Inc. (n)	22,070	834,908
Nedbank Group Ltd.	100,450	2,093,336
ORIX Corp. (l)	4,800	1,494,711
Standard Chartered PLC	65,750	1,635,032
Sumitomo Mitsui Financial Group, Inc. (l)	149	1,645,779
UBS AG	19,427	2,134,622
UniCredito Italiano S.p.A. (l)	243,230	1,758,887

		$20,290,148

Biotechnology - 1.3%
Amgen, Inc. (n)	21,720	$1,580,130
Genzyme Corp. (n)	8,640	580,781

		$2,160,911

Broadcast & Cable TV - 3.6%
Grupo Televisa S.A., ADR	85,680	$1,705,032
PagesJaunes Groupe S.A. (l)	40,770	1,145,683
Viacom, Inc., "B" (n)	10,695	414,966
Walt Disney Co.	34,490	961,926
WPP Group PLC	149,730	1,795,395

		$6,023,002

Brokerage & Asset Managers - 4.4%
Affiliated Managers Group, Inc. (n)	7,900	$842,219
Franklin Resources, Inc.	15,830	1,491,819
Goldman Sachs Group, Inc.	10,870	1,706,155
Julius Baer Holding Ltd. (l)	17,150	1,551,494
Morgan Stanley	25,950	1,630,179
Partners Group Holdings (n)	2,180	138,838

		$7,360,704

Business Services - 3.5%
Amdocs Ltd. (n)	33,040	$1,191,422
Getty Images, Inc. (n)	15,310	1,146,413
Infosys Technologies Ltd.	25,630	1,713,466
Li & Fung Ltd.	790,000	1,781,710

		$5,833,011

Chemicals - 0.3%
Nalco Holding Co. (n)	32,860	$581,622

Computer Software - 1.1%
Oracle Corp. (n)	129,210	$1,768,885

Computer Software - Systems - 0.5%
MICROS Systems, Inc. (n)	17,470	$804,843

Construction - 1.4%
CEMEX S.A. de C.V., ADR	27,530	$1,797,158
Siam Cement Public Co. Ltd.	72,200	475,452

		$2,272,610

Consumer Goods & Services - 5.8%
Avon Products, Inc.	27,180	$847,201
Colgate-Palmolive Co.	13,630	778,273
eBay, Inc. (n)	27,610	1,078,447
Estee Lauder Cos., Inc., "A"	32,220	1,198,262
Kao Corp. (l)	59,000	1,554,017
L'Oreal S.A. (l)	14,950	1,317,607
Monster Worldwide, Inc. (n)	20,530	1,023,626
Reckitt Benckiser PLC	55,620	1,956,852

		$9,754,285

Electrical Equipment - 3.0%
Advantest Corp. (l)	7,200	$858,286
Keyence Corp.	2,970	772,182
MSC Industrial Direct Co., Inc., "A"	16,670	900,513
Nitto Denko Corp.	17,400	1,476,919
Schneider Electric S.A. (l)	9,163	989,750

		$4,997,650

Electronics - 8.5%
Canon, Inc.	24,900	$1,648,082
Intel Corp.	81,490	1,576,832
KLA-Tencor Corp.	16,750	810,030
Kronos, Inc. (l)(n)	15,000	560,850
Marvell Technology Group Ltd. (n)	15,950	862,895
Nippon Electric Glass Co. Ltd. (l)	39,000	970,899
Ricoh Co. Ltd.	63,000	1,231,148
Royal Philips Electronics N.V. (l)	59,010	1,995,191
Samsung Electronics Co. Ltd.	4,560	2,956,468
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (l)	167,060	1,680,624

		$14,293,019

Energy - Independent - 4.5%
Anadarko Petroleum Corp.	7,470	$754,545
Apache Corp.	10,600	694,406
Canadian Natural Resources Ltd.	14,030	779,344
CNOOC Ltd.	2,167,000	1,675,645
Norsk Hydro A.S.A. (l)	6,590	912,841
Reliance Industries Ltd.	93,600	1,674,493
Talisman Energy, Inc.	20,500	1,088,210

		$7,579,484

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Global Growth Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Energy - Integrated - 2.4%
Petroleo Brasileiro S.A., ADR	19,600	$1,698,732
TOTAL S.A. (l)	9,070	2,393,735

		$4,092,467

Food & Drug Stores - 1.0%
Tesco PLC	280,330	$1,606,464

Food & Non-Alcoholic Beverages - 3.7%
Fomento Economico Mexicano S.A. de C.V., ADR	19,560	$1,792,870
Groupe Danone (l)	12,010	1,471,989
Nestle S.A.	5,496	1,632,037
PepsiCo, Inc.	21,410	1,237,284

		$6,134,180

Forest & Paper Products - 1.1%
Aracruz Celulose S.A., ADR (l)	35,870	$1,898,958

Furniture & Appliances - 0.9%
LG Electronics, Inc.	18,690	$1,515,665

Gaming & Lodging - 1.4%
International Game Technology	23,700	$834,714
Ladbrokes PLC	124,980	844,263
William Hill Organization Ltd.	66,240	689,600

		$2,368,577

Insurance - 2.2%
AFLAC, Inc.	26,250	$1,184,663
Assicurazioni Generali S.p.A.	41,620	1,568,171
Corporacion Mapfre S.A.	42,460	865,283

		$3,618,117

Internet - 1.0%
Google, Inc., "A" (n)	1,940	$756,600
Yahoo!, Inc. (n)	28,950	933,927

		$1,690,527

Leisure & Toys - 0.6%
Electronic Arts, Inc. (n)	19,200	$1,050,624

Machinery & Tools - 0.5%
Sandvik AB	15,380	$909,691

Medical Equipment - 4.7%
Advanced Medical Optics, Inc. (n)	19,680	$917,875
Cyberonics, Inc. (l)(n)	33,530	864,068
Cytyc Corp. (n)	27,540	776,077
Discovery Partners International, Inc. (n)	60	146
Medtronic, Inc.	22,240	1,128,680
Millipore Corp. (n)	11,400	832,884
ResMed, Inc. (n)	20,260	891,035
Straumann Holding AG (l)	3,220	733,812
Synthes, Inc.	7,380	809,776
Zimmer Holdings, Inc. (n)	14,320	968,032

		$7,922,385

Metals & Mining - 1.2%
BHP Billiton Ltd. (l)	100,720	$2,021,632

Network & Telecom - 1.4%
Juniper Networks, Inc. (n)	71,780	$1,372,434
QUALCOMM, Inc.	20,340	1,029,407

		$2,401,841

Personal Computers & Peripherals - 1.1%
EMC Corp. (n)	55,730	$759,600
Network Appliance, Inc. (n)	29,780	1,072,973

		$1,832,573

Pharmaceuticals - 7.2%
AstraZeneca PLC	29,180	$1,469,504
Eli Lilly & Co.	25,850	1,429,505
GlaxoSmithKline PLC	81,940	2,141,510
Johnson & Johnson	34,870	2,065,001
Roche Holding AG	14,740	2,195,307
Sanofi-Aventis (l)	13,080	1,244,766
Teva Pharmaceutical Industries Ltd., ADR	35,370	1,456,537

		$12,002,130

Printing & Publishing - 0.8%
Yell Group PLC	140,920	$1,332,472

Specialty Chemicals - 2.8%
Formosa Plastics Corp.	345,000	$537,867
Kaneka Corp. (l)	55,000	659,374
L'Air Liquide S.A., Bearer Shares	9,145	1,904,659
Praxair, Inc.	30,130	1,661,670

		$4,763,570

Specialty Stores - 5.1%
Aeropostale, Inc. (n)	26,200	$790,192
Esprit Holdings Ltd.	158,500	1,233,781
Home Depot, Inc.	39,050	1,651,815
Industria de Diseno Textil S.A.	25,160	971,472
Nishimatsuya Chain Co. Ltd.	40,800	866,647
PETsMART, Inc.	49,080	1,381,111
Photo-Me International PLC	380,690	647,866
Williams-Sonoma, Inc.	22,800	966,720

		$8,509,604

Telecommunications - Wireless - 1.0%
China Mobile Ltd.	320,000	$1,680,542

Telephone Services - 3.3%
FastWeb S.p.A.	13,514	$689,889
Philippine Long Distance Telephone Co.	11,800	444,521
Singapore Telecommunications Ltd.	991,000	1,624,590
Telenor A.S.A.	124,990	1,344,276
TELUS Corp.	35,120	1,377,326

		$5,480,602

Trucking - 0.5%
FedEx Corp.	7,060	$797,356

Total Common Stocks		$167,367,763

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Global Growth Series

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS - 0.6%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$1,042,000	$1,041,720

COLLATERAL FOR SECURITIES LOANED - 18.8%
Navigator Securities Lending Prime Portfolio	31,481,136	$31,481,136

Total Investments		$199,890,619

OTHER ASSETS, LESS LIABILITIES - (19.3)%		(32,405,117)

NET ASSETS - 100.0%		$167,485,502

(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.
(n)	Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS/Sun Life Series Trust - Global Growth Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series as computed on a federal income tax basis, are as follows:

Aggregate Cost	$178,219,551
Gross unrealized appreciation	$24,103,528
Gross unrealized depreciation	(2,432,460)
Net unrealized appreciation (depreciation)	$21,671,068

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

United States	33.3%
Japan	11.1%
Great Britain	8.9%
France	7.9%
Switzerland	5.5%
South Korea	3.6%
Mexico	3.2%
Italy	2.4%
Brazil	2.1%
Others	22.0%

4

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Mid Cap Growth Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Mid Cap Growth Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 98.7%

Aerospace - 1.7%
FLIR Systems, Inc. (l)(n)	21,430	$608,826
ITT Industries, Inc.	23,360	1,313,299

		$1,922,125

Automotive - 1.6%
Gentex Corp.	33,200	$579,672
Harman International Industries, Inc.	10,970	1,219,096

		$1,798,768

Banks & Credit Companies - 3.3%
Commerce Bancorp, Inc. (l)	50,600	$1,854,490
Investors Financial Services Corp. (l)	32,830	1,538,742
Nelnet, Inc., "A" (n)	8,100	337,365

		$3,730,597

Biotechnology - 6.1%
Celgene Corp. (n)	38,200	$1,689,204
Gen-Probe, Inc. (n)	20,940	1,154,213
Genzyme Corp. (n)	26,680	1,793,430
Gilead Sciences, Inc. (n)	9,320	579,890
Human Genome Sciences, Inc. (l)(n)	51,350	558,175
ImClone Systems, Inc. (l)(n)	22,460	764,089
Theravance, Inc. (n)	10,100	283,204

		$6,822,205

Broadcast & Cable TV - 2.2%
Citadel Broadcasting Corp.	30,200	$334,918
Grupo Televisa S.A., ADR	73,960	1,471,804
XM Satellite Radio Holdings, Inc., "A" (l)(n)	28,000	623,560

		$2,430,282

Brokerage & Asset Managers - 3.7%
Calamos Asset Management, Inc.	10,700	$400,180
Chicago Mercantile Exchange Holdings, Inc.	4,400	1,969,000
Legg Mason, Inc.	14,034	1,758,881

		$4,128,061

Business Services - 9.4%
Alliance Data Systems Corp. (l)(n)	21,530	$1,006,958
Amdocs Ltd. (n)	61,700	2,224,902
Bright Horizons Family Solutions, Inc.(n)	15,200	588,696
CheckFree Corp. (n)	13,800	696,900
Corporate Executive Board Co.	25,010	2,523,509
Getty Images, Inc. (n)	19,700	1,475,136
Paychex, Inc.	32,450	1,351,867
TALX Corp.	25,000	712,000

		$10,579,968

Computer Software - 2.4%
Adobe Systems, Inc. (n)	52,330	$1,827,364
Symantec Corp. (n)	35,563	598,525
TIBCO Software, Inc. (n)	29,500	246,620

		$2,672,509

Computer Software - Systems - 1.9%
MICROS Systems, Inc. (l)(n)	36,100	$1,663,127
Satyam Computer Services Ltd., ADR	10,100	441,976

		$2,105,103

Consumer Goods & Services - 4.2%
Brink's Co.	13,500	$685,260
Estee Lauder Cos., Inc., "A"	21,100	784,709
ITT Educational Services, Inc. (n)	26,300	1,684,515
Monster Worldwide, Inc. (n)	31,080	1,549,649

		$4,704,133

Electrical Equipment - 3.7%
AMETEK, Inc.	8,000	$359,680
MSC Industrial Direct Co., Inc., "A"	30,700	1,658,414
Rockwell Automation, Inc.	16,000	1,150,560
W.W. Grainger, Inc.	13,180	993,113

		$4,161,767

Electronics - 7.2%
Analog Devices, Inc.	50,980	$1,952,024
KLA-Tencor Corp. (l)	22,330	1,079,879
Marvell Technology Group Ltd. (n)	13,740	743,334
PMC-Sierra, Inc. (n)	78,940	970,173
SanDisk Corp. (n)	19,390	1,115,313
Tessera Technologies, Inc. (n)	20,400	654,432
Xilinx, Inc.	62,110	1,581,321

		$8,096,476

Energy - Integrated - 1.1%
Amerada Hess Corp.	8,570	$1,220,368

Forest & Paper Products - 0.3%
Aracruz Celulose S.A., ADR (l)	7,400	$391,756

Gaming & Lodging - 2.1%
International Game Technology	46,920	$1,652,522
Station Casinos, Inc.	8,400	666,708

		$2,319,230

Health Maintenance Organizations - 1.3%
Health Net, Inc. (n)	29,100	$1,478,862

Insurance - 1.7%
Ace Ltd.	15,030	$781,710
PartnerRe Ltd.	17,600	1,092,784

		$1,874,494

Leisure & Toys - 2.2%
Activision, Inc. (n)	81,300	$1,121,127
Electronic Arts, Inc. (n)	25,100	1,373,472

		$2,494,599

Machinery & Tools - 1.2%
Precision Castparts Corp.	13,960	$829,224
Roper Industries, Inc.	12,020	584,533

		$1,413,757

Medical & Health Technology & Services - 1.5%
Laboratory Corp. of America Holdings (n)	9,680	$566,086

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Mid Cap Growth Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Medical & Health Technology & Services - continued

United Surgical Partners International, Inc. (n)	23,900	$846,299
VCA Antech, Inc. (n)	9,800	279,104

		$1,691,489

Medical Equipment - 9.7%
Advanced Medical Optics, Inc. (n)	45,500	$2,122,120
C.R. Bard, Inc.	13,000	881,530
Cytyc Corp. (n)	61,790	1,741,242
DENTSPLY International, Inc.	32,530	1,891,620
Millipore Corp. (n)	30,130	2,201,298
St. Jude Medical, Inc. (n)	25,780	1,056,980
Thoratec Corp. (l)(n)	33,580	647,087
Ventana Medical Systems, Inc. (n)	7,800	325,806

		$10,867,683

Metals & Mining - 0.2%
Aber Diamond Corp.	200	$8,047
Inmet Mining Corp.	9,200	273,870

		$281,917

Network & Telecom - 3.1%
Harris Corp.	23,900	$1,130,231
Juniper Networks, Inc. (n)	122,200	2,336,464

		$3,466,695

Oil Services - 7.0%
Cooper Cameron Corp. (n)	19,100	$841,928
GlobalSantaFe Corp.	26,370	1,601,978
Grant Prideco, Inc. (n)	13,300	569,772
National Oilwell Varco, Inc. (n)	20,020	1,283,682
Noble Corp.	25,100	2,035,610
Smith International, Inc.	39,520	1,539,699

		$7,872,669

Pharmaceuticals - 3.7%
Allergan, Inc.	14,080	$1,527,680
Endo Pharmaceuticals Holdings, Inc. (n)	42,150	1,382,941
Medicis Pharmaceutical Corp., "A" (l)	37,810	1,232,606

		$4,143,227

Restaurants - 2.4%
Cheesecake Factory, Inc. (n)	47,435	$1,776,441
Rare Hospitality International, Inc. (n)	27,860	970,364

		$2,746,805

Specialty Chemicals - 1.0%
Praxair, Inc.	21,000	$1,158,150

Specialty Stores - 7.1%
Advance Auto Parts, Inc.	13,500	$562,140
Aeropostale, Inc. (n)	22,940	691,870
Bed Bath & Beyond, Inc. (n)	16,680	640,512
Chico's FAS, Inc. (n)	55,630	2,260,803
PETsMART, Inc.	52,150	1,467,501
Urban Outfitters, Inc. (n)	46,570	1,142,828
Williams-Sonoma, Inc. (n)	27,900	1,182,960

		$7,948,614

Telephone Services - 3.4%
American Tower Corp., "A" (n)	109,534	$3,321,071
TELUS Corp.	13,400	518,062

		$3,839,133

Trucking - 1.2%
Expeditors International of Washington, Inc.	10,150	$876,858
UTi Worldwide, Inc. (l)	16,900	534,040

		$1,410,898

Utilities - Electric Power - 1.1%
NRG Energy, Inc. (n)	27,100	$1,225,462

Total Common Stocks		$110,997,802

SHORT-TERM OBLIGATIONS - 2.3%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$2,579,000	$2,578,307

COLLATERAL FOR SECURITIES LOANED - 8.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	9,335,425	$9,335,425

Total Investments (k)		$122,911,534

OTHER ASSETS, LESS LIABILITIES - (9.3)%		(10,446,559)

NET ASSETS - 100.0%		$112,464,975

(k)	As of March 31, 2006, the fund had one security that was fair valued, aggregating $8,047 and 0.0% of net assets, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Mid Cap Growth Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$106,335,284
Gross unrealized appreciation	$18,904,578
Gross unrealized depreciation	(2,328,328)
Net unrealized appreciation (depreciation)	$16,576,250

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Capital Opportunities Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Capital Opportunities Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 97.7%

Aerospace - 2.3%
Lockheed Martin Corp.	30,690	$2,305,740
United Technologies Corp.	43,490	2,521,115

		$4,826,855

Apparel Manufacturers - 1.9%
NIKE, Inc., "B"	46,750	$3,978,425

Banks & Credit Companies - 9.7%
American Express Co.	45,430	$2,387,346
Bank of America Corp.	77,238	3,517,418
Commerce Bancorp, Inc. (l)	103,260	3,784,479
Investors Financial Services Corp. (l)	56,480	2,647,218
J.P. Morgan Chase & Co.	82,010	3,414,896
PNC Financial Services Group, Inc.	34,170	2,299,983
SLM Corp.	37,830	1,964,890

		$20,016,230

Biotechnology - 4.5%
Amgen, Inc. (n)	49,560	$3,605,490
Gen-Probe, Inc. (n)	31,680	1,746,202
Genzyme Corp. (n)	32,271	2,169,257
MedImmune, Inc. (n)	49,220	1,800,468

		$9,321,417

Broadcast & Cable TV - 2.2%
Viacom, Inc., "B" (n)	62,885	$2,439,938
Walt Disney Co.	73,680	2,054,935

		$4,494,873

Brokerage & Asset Managers - 2.0%
Affiliated Managers Group, Inc. (l)(n)	20,010	$2,133,266
Franklin Resources, Inc.	20,900	1,969,616

		$4,102,882

Business Services - 1.5%
Amdocs Ltd. (n)	29,690	$1,070,621
Getty Images, Inc. (n)	28,430	2,128,838

		$3,199,459

Chemicals - 1.0%
3M Co.	26,930	$2,038,332

Computer Software - 3.3%
Oracle Corp. (n)	295,526	$4,045,751
Symantec Corp. (n)	161,521	2,718,398

		$6,764,149

Computer Software - Systems - 2.9%
CDW Corp.	35,540	$2,091,529
Dell, Inc. (n)	90,510	2,693,578
MICROS Systems, Inc. (n)	24,330	1,120,883

		$5,905,990

Consumer Goods & Services - 3.2%
Estee Lauder Cos., Inc., "A"	68,490	$2,547,143
ITT Educational Services, Inc. (n)	31,530	2,019,497
Strayer Education, Inc.	19,350	1,978,731

		$6,545,371

Containers - 1.7%
Owens-Illinois, Inc. (n)	197,170	$3,424,843

Electrical Equipment - 2.2%
Tyco International Ltd.	166,755	$4,482,374

Electronics - 3.1%
Intel Corp.	211,990	$4,102,007
Samsung Electronics Co. Ltd., GDR	6,730	2,199,028

		$6,301,035

Energy - Independent - 0.5%
Arch Coal, Inc. (l)	14,940	$1,134,544

Energy - Integrated - 4.3%
Amerada Hess Corp.	24,600	$3,503,040
Exxon Mobil Corp.	86,870	5,286,908

		$8,789,948

Food & Drug Stores - 0.6%
CVS Corp.	39,410	$1,177,177

Food & Non-Alcoholic Beverages - 2.6%
Nestle S.A. (l)	13,113	$3,893,904
PepsiCo, Inc.	25,310	1,462,665

		$5,356,569

General Merchandise - 3.1%
Kohl's Corp. (n)	75,610	$4,008,086
Wal-Mart Stores, Inc.	48,820	2,306,257

		$6,314,343

Insurance - 2.9%
Berkshire Hathaway, Inc., "B" (n)	970	$2,921,640
St. Paul Travelers Cos., Inc.	75,380	3,150,130

		$6,071,770

Internet - 1.1%
Yahoo!, Inc. (n)	69,140	$2,230,456

Leisure & Toys - 1.1%
Electronic Arts, Inc. (n)	41,060	$2,246,803

Medical Equipment - 5.2%
Advanced Medical Optics, Inc. (n)	50,260	$2,344,126
Medtronic, Inc.	49,970	2,535,978
Millipore Corp. (n)	31,940	2,333,536
St. Jude Medical, Inc. (n)	38,670	1,585,470
Ventana Medical Systems, Inc. (l)(n)	17,800	743,506
Zimmer Holdings, Inc. (n)	18,380	1,242,488

		$10,785,104

Metals & Mining - 1.9%
BHP Billiton Ltd., ADR (l)	100,890	$4,020,467

Network & Telecom - 6.2%
Cisco Systems, Inc. (n)	238,760	$5,173,929
Juniper Networks, Inc. (n)	155,230	2,967,998
NICE Systems Ltd., ADR (n)	43,560	2,219,818
Nortel Networks Corp. (n)	414,650	1,264,683

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Capital Opportunities Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Network & Telecom - continued
TomTom N.V. (n)	32,920	$1,164,543

		$12,790,971

Oil Services - 4.1%
GlobalSantaFe Corp.	54,328	$3,300,426
National Oilwell Varco, Inc. (n)	31,210	2,001,185
Noble Corp.	37,860	3,070,446

		$8,372,057

Personal Computers & Peripherals - 1.1%
EMC Corp. (n)	160,130	$2,182,572

Pharmaceuticals - 11.2%
Eli Lilly & Co.	54,740	$3,027,122
Endo Pharmaceuticals Holdings, Inc. (n)	46,700	1,532,227
Johnson & Johnson	125,360	7,423,819
Roche Holding AG	13,900	2,070,201
Wyeth	187,441	9,094,637

		$23,148,006

Specialty Chemicals - 0.6%
Praxair, Inc.	23,710	$1,307,607

Specialty Stores - 4.5%
Advance Auto Parts, Inc.	49,610	$2,065,760
CarMax, Inc. (l)(n)	73,310	2,395,771
PETsMART, Inc.	97,480	2,743,087
Urban Outfitters, Inc. (n)	80,280	1,970,071

		$9,174,689

Tobacco - 1.5%
Altria Group, Inc.	44,420	$3,147,601

Trucking - 1.6%
FedEx Corp.	29,550	$3,337,377

Utilities - Electric Power - 2.1%
Constellation Energy Group, Inc.	33,760	$1,847,010
NRG Energy, Inc. (n)	53,060	2,399,373

		$4,246,383

Total Common Stocks		$201,236,679

SHORT-TERM OBLIGATIONS - 2.4%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$4,909,000	$4,907,680

COLLATERAL FOR SECURITIES LOANED - 6.5%
Navigator Securities Lending Prime Portfolio	13,444,190	$13,444,190

Total Investments		$219,588,549

OTHER ASSETS, LESS LIABILITIES - (6.6)%		(13,556,471)

NET ASSETS - 100.0%		$206,032,078

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Capital Opportunities Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$211,047,638
Gross unrealized appreciation	$12,719,419
Gross unrealized depreciation	(4,178,508)
Net unrealized appreciation (depreciation)	$8,540,911

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Value Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Value Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS- 99.2%

Aerospace - 7.0%
Lockheed Martin Corp.	185,650	$13,947,885
Northrop Grumman Corp.	158,960	10,855,378
United Technologies Corp.	110,290	6,393,511

		$31,196,774

Alcoholic Beverages - 0.9%
Diageo PLC	267,649	$4,213,287

Apparel Manufacturers - 0.5%
NIKE, Inc., "B"	25,300	$2,153,030

Automotive - 0.3%
Johnson Controls, Inc.	19,000	$1,442,670

Banks & Credit Companies - 15.7%
American Express Co.	79,940	$4,200,847
Bank of America Corp.	429,464	19,557,791
Bank of New York Co., Inc.	39,220	1,413,489
Citigroup, Inc.	300,820	14,207,729
Fannie Mae	125,770	6,464,578
Freddie Mac	35,170	2,145,370
PNC Financial Services Group, Inc.	90,870	6,116,460
SunTrust Banks, Inc.	124,060	9,026,606
UBS AG (l)	41,899	4,603,826
Wells Fargo & Co.	38,360	2,450,053

		$70,186,749

Broadcast & Cable TV - 1.8%
CBS Corp., "B"	83,364	$1,999,069
Viacom, Inc., "B" (n)	83,364	3,234,523
Walt Disney Co.	103,730	2,893,030

		$8,126,622

Brokerage & Asset Managers - 6.2%
Ameriprise Financial, Inc.	10,146	$457,179
Franklin Resources, Inc.	22,840	2,152,442
Goldman Sachs Group, Inc.	91,490	14,360,270
Lehman Brothers Holdings, Inc.	24,270	3,507,743
Mellon Financial Corp.	120,350	4,284,460
Merrill Lynch & Co., Inc.	36,220	2,852,687

		$27,614,781

Business Services - 1.2%
Accenture Ltd., "A"	177,090	$5,325,096

Chemicals - 4.3%
Dow Chemical Co.	85,470	$3,470,082
E.I. du Pont de Nemours & Co.	94,880	4,004,885
Nalco Holding Co. (n)	55,980	990,846
PPG Industries, Inc.	98,650	6,249,478
Syngenta AG	32,320	4,543,276

		$19,258,567

Computer Software - 0.9%
Oracle Corp. (n)	203,120	$2,780,713
Symantec Corp. (n)	70,710	1,190,049

		$3,970,762

Computer Software - Systems - 0.3%
Dell, Inc. (n)	37,750	$1,123,440

Construction - 2.5%
Masco Corp.	304,320	$9,887,357
Sherwin-Williams Co.	30,290	1,497,538

		$11,384,895

Consumer Goods & Services - 0.3%
Kimberly-Clark Corp.	24,290	$1,403,962

Containers - 0.3%
Smurfit-Stone Container Corp. (n)	87,200	$1,183,304

Electrical Equipment - 1.7%
Cooper Industries Ltd., "A"	47,250	$4,106,025
Tyco International Ltd.	37,920	1,019,290
W.W. Grainger, Inc.	33,740	2,542,309

		$7,667,624

Electronics - 0.7%
Analog Devices, Inc.	32,840	$1,257,444
Intel Corp.	107,450	2,079,158

		$3,336,602

Energy - Independent - 1.9%
Apache Corp.	31,070	$2,035,396
Devon Energy Corp.	53,200	3,254,244
EOG Resources, Inc.	45,940	3,307,680

		$8,597,320

Energy - Integrated - 9.5%
Amerada Hess Corp.	28,310	$4,031,344
BP PLC, ADR	70,950	4,891,293
Chevron Corp.	55,855	3,237,914
ConocoPhillips	164,190	10,368,599
Exxon Mobil Corp.	152,812	9,300,138
TOTAL S.A., ADR	80,970	10,666,178

		$42,495,466

Food & Non-Alcoholic Beverages - 3.6%
Archer Daniels Midland Co.	86,685	$2,916,950
Kellogg Co.	137,570	6,058,583
Nestle S.A. (l)	8,525	2,531,498
PepsiCo, Inc.	35,798	2,068,766
Sara Lee Corp.	143,940	2,573,647

		$16,149,444

Forest & Paper Products - 1.1%
Bowater, Inc. (l)	32,830	$971,111
International Paper Co.	120,730	4,173,636

		$5,144,747

General Merchandise - 0.2%
Federated Department Stores, Inc.	12,410	$905,930

Health Maintenance Organizations - 0.5%
CIGNA Corp.	15,670	$2,046,815

Insurance - 7.4%
Allstate Corp.	235,010	$12,246,371
Chubb Corp.	29,210	2,787,802
Genworth Financial, Inc., "A"	48,620	1,625,367
Hartford Financial Services Group, Inc.	50,950	4,104,023

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Value Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Insurance - continued
Lincoln National Corp.	25,720	$1,404,055
MetLife, Inc.	226,860	10,973,218

		$33,140,836

Leisure & Toys - 0.4%
Hasbro, Inc.	79,970	$1,687,367

Machinery & Tools - 2.9%
Deere & Co.	121,700	$9,620,385
Finning International, Inc.	15,360	507,464
Illinois Tool Works, Inc.	31,450	3,028,950

		$13,156,799

Medical Equipment - 0.2%
Baxter International, Inc.	21,290	$826,265

Network & Telecom - 0.5%
Cisco Systems, Inc. (n)	105,390	$2,283,801

Oil Services - 0.5%
Noble Corp.	30,350	$2,461,385

Pharmaceuticals - 6.6%
Abbott Laboratories	81,120	$3,445,166
Eli Lilly & Co.	31,370	1,734,761
Johnson & Johnson	200,560	11,877,163
Merck & Co., Inc.	197,400	6,954,402
Wyeth	115,390	5,598,723

		$29,610,215

Printing & Publishing - 1.0%
Reed Elsevier PLC	299,940	$2,875,154
Tribune Co.	60,787	1,667,387

		$4,542,541

Railroad & Shipping - 1.8%
Burlington Northern Santa Fe Corp.	77,320	$6,443,076
Norfolk Southern Corp.	28,670	1,550,187

		$7,993,263

Specialty Chemicals - 1.4%
Air Products & Chemicals, Inc.	52,907	$3,554,821
Praxair, Inc.	49,980	2,756,397

		$6,311,218

Specialty Stores - 1.3%
Gap, Inc.	245,600	$4,587,808
Home Depot, Inc.	32,380	1,369,674

		$5,957,482

Telecommunications - Wireless - 1.2%
Vodafone Group PLC	2,492,570	$5,215,813

Telephone Services - 3.5%
Sprint Nextel Corp.	461,430	$11,923,351
Verizon Communications, Inc.	110,550	3,765,333

		$15,688,684

Tobacco - 3.3%
Altria Group, Inc.	206,930	$14,663,060

Trucking - 0.2%
CNF, Inc.	18,540	$925,888

Utilities - Electric Power - 5.6%
Dominion Resources, Inc.	164,350	$11,345,081
Entergy Corp.	23,520	1,621,469
Exelon Corp.	27,720	1,466,388
FPL Group, Inc.	111,170	4,462,364
PPL Corp.	72,730	2,138,262
Public Service Enterprise Group, Inc.	30,100	1,927,604
TXU Corp.	44,460	1,990,027

		$24,951,195

Total Common Stocks		$444,343,699

SHORT-TERM OBLIGATIONS - 0.1%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$478,000	$477,871

COLLATERAL FOR SECURITIES LOANED - 1.9%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	8,257,365	$8,257,365

Total Investments		$453,078,935

OTHER ASSETS, LESS LIABILITIES - (1.2)%		(5,181,853)

NET ASSETS - 100.0%		$447,897,082

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Value Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$368,348,243
Gross unrealized appreciation	$95,503,322
Gross unrealized depreciation	(10,772,630)
Net unrealized appreciation (depreciation)	$84,730,692

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

International Growth Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - International Growth Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 97.6%

Alcoholic Beverages - 1.7%
Grupo Modelo S.A. de C.V.,"C"	265,700	$975,852
Pernod Ricard S.A. (l)	8,190	1,569,734

		$2,545,586

Apparel Manufacturers - 1.9%
Burberry Group PLC	112,040	$901,800
LVMH Moet Hennessy Louis Vuitton S.A.	20,190	1,980,136

		$2,881,936

Automotive - 4.2%
Autoliv, Inc. (l)	20,220	$1,147,919
Bayerische Motoren Werke AG	24,310	1,339,458
Hyundai Motor Co. Ltd.	16,430	1,381,425
Kongsberg Automotive A.S.A.	88,810	826,448
Toyota Industries Corp.	41,300	1,687,863

		$6,383,113

Banks & Credit Companies - 18.8%
AEON Credit Service Co. Ltd.	62,300	$1,884,430
Aiful Corp.	24,600	1,628,226
Akbank T.A.S.	99,300	834,578
Anglo Irish Bank Corp. PLC	70,310	1,159,221
Bancolombia S.A., ADR	15,150	528,735
Bank of Cyprus Public Co. Ltd.	125,390	1,051,912
Bank Rakyat Indonesia	3,392,000	1,455,794
Close Brothers Group PLC	57,140	1,058,251
Erste Bank der Oesterreichischen Sparkassen AG (l)	26,260	1,549,092
Euronet Worldwide, Inc. (n)	19,620	742,225
Housing Development Finance Corp. Ltd.	99,830	3,006,453
ORIX Corp. (l)	5,630	1,753,171
Powszechna Kasa Oszczednosci Bank Polski S.A.	121,550	1,303,515
Raiffeisen International Bank Holding AG (n)	10,870	927,711
St. George Bank Ltd.	36,030	796,539
Standard Chartered PLC	63,370	1,575,848
Sumitomo Mitsui Financial Group, Inc.(l)	142	1,568,461
UBS AG (l)	27,175	2,985,966
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	11,070	818,184
UniCredito Italiano S.p.A. (l)	238,590	1,725,333

		$28,353,645

Biotechnology - 0.8%
Actelion Ltd. (n)	12,300	$1,222,214

Broadcast & Cable TV - 3.8%
Grupo Televisa S.A., ADR	123,400	$2,455,660
PagesJaunes Groupe S.A. (l)	54,710	1,537,413
WPP Group PLC	145,690	1,746,952

		$5,740,025

Brokerage & Asset Managers - 2.3%
Julius Baer Holding Ltd. (l)	16,330	$1,477,312
Partners Group Holdings (n)	2,850	181,508
Schroders PLC	41,950	866,167
Van Lanschot N.V.	10,370	999,439

		$3,524,426

Business Services - 2.0%
Infosys Technologies Ltd.	21,190	$1,416,635
Li & Fung Ltd.	700,000	1,578,730

		$2,995,365

Construction - 3.4%
CEMEX S.A. de C.V., ADR	25,432	$1,660,201
Geberit AG	1,180	1,127,259
Kaufman & Broad S.A.	8,770	1,027,039
Nexity International	7,140	490,353
Wienerberger AG	16,100	809,999

		$5,114,851

Consumer Goods & Services - 4.5%
AmorePacific Corp.	3,170	$1,239,683
Kao Corp. (l)	53,000	1,395,981
L'Oreal S.A. (l)	15,320	1,350,217
Natura Cosmeticos S.A.	38,700	460,680
Reckitt Benckiser PLC	67,080	2,360,044

		$6,806,605

Electrical Equipment - 3.2%
Advantest Corp. (l)	9,300	$1,108,620
Keyence Corp.	4,180	1,086,775
Nitto Denko Corp. (l)	16,700	1,417,503
Schneider Electric S.A. (l)	10,900	1,177,374

		$4,790,272

Electronics - 8.3%
Canon, Inc.	25,500	$1,687,795
Nippon Electric Glass Co. Ltd.	38,000	946,005
Ricoh Co. Ltd.	77,000	1,504,737
Royal Philips Electronics N.V. (l)	57,960	1,959,689
Samsung Electronics Co. Ltd.	7,550	4,895,029
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	147,850	1,487,371

		$12,480,626

Energy - Independent - 4.0%
Canadian Natural Resources Ltd.	14,040	$779,900
CNOOC Ltd.	1,730,000	1,337,732
Norsk Hydro A.S.A.	6,210	860,204
Reliance Industries Ltd.	83,460	1,493,090
Talisman Energy, Inc.	28,970	1,537,826

		$6,008,752

Energy - Integrated - 2.9%
Petroleo Brasileiro S.A., ADR	17,500	$1,516,725
TOTAL S.A. (l)	10,920	2,881,983

		$4,398,708

Engineering - Construction - 0.7%
Aker Kvaerner A.S.A.	11,430	$1,011,342

Food & Drug Stores - 1.5%
Tesco PLC	379,720	$2,176,031

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - International Growth Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Food & Non-Alcoholic Beverages - 2.7%
Groupe Danone (l)	13,360	$1,637,449
Nestle S.A. (l)	8,358	2,481,908

		$4,119,357

Forest & Paper Products - 0.4%
Aracruz Celulose S.A., ADR	10,880	$575,987

Gaming & Lodging - 1.5%
Ladbrokes PLC	183,380	$1,238,766
William Hill Organization Ltd.	98,490	1,025,342

		$2,264,108

Insurance - 2.4%
AFLAC, Inc.	23,290	$1,051,078
Assicurazioni Generali S.p.A.	37,030	1,395,227
Corporacion Mapfre S.A.	57,030	1,162,201

		$3,608,506

Machinery & Tools - 0.9%
Sandvik AB	22,450	$1,327,865

Medical Equipment - 2.1%
Smith & Nephew PLC	131,350	$1,165,571
Straumann Holding AG (l)	3,810	868,268
Synthes, Inc.	9,610	1,054,464

		$3,088,303

Metals & Mining - 2.5%
BHP Billiton Ltd.	131,600	$2,641,449
Companhia Vale do Rio Doce, ADR	23,980	1,163,749

		$3,805,198

Network & Telecom - 2.1%
CSR PLC (n)	83,030	$1,730,230
Ericsson, Inc., "B" (l)	390,100	1,483,118

		$3,213,348

Pharmaceuticals - 7.8%
AstraZeneca PLC	28,130	$1,416,626
GlaxoSmithKline PLC	137,870	3,603,246
Roche Holding AG	19,640	2,925,090
Sanofi-Aventis	25,350	2,412,448
Teva Pharmaceutical Industries Ltd., ADR	32,850	1,352,763

		$11,710,173

Printing & Publishing - 1.0%
Yell Group PLC	158,910	$1,502,577

Specialty Chemicals - 1.9%
Kaneka Corp. (l)	80,000	$959,089
L'Air Liquide S.A., Bearer Shares	8,933	1,860,505

		$2,819,594

Specialty Stores - 3.1%
Esprit Holdings Ltd.	142,500	$1,109,235
Industria de Diseno Textil S.A. (l)	29,390	1,134,800
Nishimatsuya Chain Co. Ltd.	40,000	849,654
Photo-Me International PLC	363,820	619,156
Submarino S.A.	34,560	893,545

		$4,606,390

Telecommunications - Wireless - 1.0%
China Mobile Ltd.	285,000	$1,496,733

Telephone Services - 4.1%
FastWeb S.p.A.	21,350	$1,089,917
Philippine Long Distance Telephone Co.	10,500	395,548
Reliance Communication Ventures Ltd. (n)	98,990	687,369
Singapore Telecommunications Ltd.	884,000	1,449,180
Telenor A.S.A.	119,640	1,286,736
TELUS Corp.	31,020	1,216,533

		$6,125,283

Utilities - Electric Power - 0.1%
Equatorial Energia S.A. (n)	24,800	$166,171

Total Common Stocks		$146,863,090

SHORT-TERM OBLIGATIONS - 0%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$20,000	$19,995

COLLATERAL FOR SECURITIES LOANED- 18.2%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	27,370,488	$27,370,488

Total Investments		$174,253,573

OTHER ASSETS, LESS LIABILITIES - (15.8)%		(23,737,503)

NET ASSETS - 100.0%		$150,516,070

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - International Growth Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$142,443,274
Gross unrealized appreciation	$32,333,948
Gross unrealized depreciation	(523,649)
Net unrealized appreciation (depreciation)	$31,810,299

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

Great Britain	15.3%
Japan	12.9%
France	11.9%
Switzerland	9.5%
South Korea	5.0%
India	4.4%
Brazil	3.7%
Mexico	3.4%
Italy	2.8%
Others	31.1%

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Massachusetts Investors Growth Stock Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Massachusetts Investors Growth Stock Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 95.2%

Aerospace - 1.5%
United Technologies Corp.	125,970	$7,302,481

Apparel Manufacturers - 2.0%
Cintas Corp. (l)	54,320	$2,315,118
NIKE, Inc., "B"	85,860	7,306,686

		$9,621,804

Automotive - 1.1%
Harman International Industries, Inc.	48,000	$5,334,240

Banks & Credit Companies - 3.4%
American Express Co.	136,810	$7,189,366
SLM Corp.	89,720	4,660,057
UBS AG (l)	38,656	4,247,488

		$16,096,911

Biotechnology - 5.9%
Amgen, Inc. (n)	113,530	$8,259,308
Celgene Corp. (n)	119,600	5,288,712
Genzyme Corp. (n)	126,090	8,475,770
Gilead Sciences, Inc. (n)	100,270	6,238,799

		$28,262,589

Broadcast & Cable TV - 0.9%
Grupo Televisa S.A., ADR	150,880	$3,002,512
Walt Disney Co.	52,000	1,450,280

		$4,452,792

Brokerage & Asset Managers - 2.1%
Chicago Mercantile Exchange Holdings, Inc.	10,760	$4,815,100
Merrill Lynch & Co., Inc.	20,730	1,632,695
Morgan Stanley	54,600	3,429,972

		$9,877,767

Business Services - 3.3%
Accenture Ltd., "A"	53,850	$1,619,270
Amdocs Ltd. (n)	214,290	7,727,297
First Data Corp.	107,500	5,033,150
Getty Images, Inc. (n)	16,290	1,219,795

		$15,599,512

Chemicals - 1.8%
3M Co.	29,090	$2,201,822
Ecolab, Inc.	67,100	2,563,220
Monsanto Co.	45,300	3,839,175

		$8,604,217

Computer Software - 5.3%
Adobe Systems, Inc. (n)	189,726	$6,625,232
Microsoft Corp.	407,424	11,086,007
Oracle Corp. (n)	563,950	7,720,476

		$25,431,715

Computer Software - Systems - 2.6%
Apple Computer, Inc. (n)	11,940	$748,877
Dell, Inc. (n)	244,714	7,282,689
Hewlett-Packard Co.	73,600	2,421,440
LG.Philips LCD Co., Ltd., ADR (l)(n)	93,540	2,123,358

		$12,576,364

Conglomerates - 0.4%
Textron, Inc.	20,400	$1,905,156

Consumer Goods & Services - 2.6%
Colgate-Palmolive Co.	33,100	$1,890,010
eBay, Inc. (n)	19,800	773,388
Procter & Gamble Co.	170,781	9,840,401

		$12,503,799

Electrical Equipment - 4.6%
Cooper Industries Ltd., "A"	16,470	$1,431,243
Danaher Corp.	40,100	2,548,355
General Electric Co.	459,096	15,967,359
Rockwell Automation, Inc.	29,400	2,114,154

		$22,061,111

Electronics - 6.1%
Analog Devices, Inc.	83,910	$3,212,914
Intel Corp.	478,200	9,253,170
Marvell Technology Group Ltd. (n)	30,400	1,644,640
Samsung Electronics Co. Ltd., GDR	19,930	6,512,128
SanDisk Corp. (n)	74,850	4,305,372
Xilinx, Inc.	178,970	4,556,576

		$29,484,800

Food & Drug Stores - 1.2%
CVS Corp.	192,670	$5,755,053

Food & Non-Alcoholic Beverages - 1.5%
PepsiCo, Inc.	90,760	$5,245,020
SYSCO Corp.	58,500	1,874,925

		$7,119,945

Gaming & Lodging - 3.9%
Carnival Corp.	71,460	$3,385,060
Harrah's Entertainment, Inc.	49,000	3,820,040
International Game Technology	141,500	4,983,630
Las Vegas Sands Corp. (n)	36,590	2,073,189
Starwood Hotels & Resorts Worldwide, Inc.	63,300	4,287,309

		$18,549,228

General Merchandise - 4.5%
Kohl's Corp. (n)	121,780	$6,455,558
Target Corp.	89,780	4,669,458
Wal-Mart Stores, Inc.	219,800	10,383,352

		$21,508,368

Health Maintenance Organizations - 1.5%
UnitedHealth Group, Inc.	81,090	$4,529,687
WellPoint, Inc. (n)	37,300	2,888,139

		$7,417,826

Insurance - 0.8%
American International Group, Inc.	57,260	$3,784,313

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Massachusetts Investors Growth Stock Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Internet - 1.4%
Google, Inc., "A" (n)	12,220	$4,765,800
Yahoo!, Inc. (n)	60,730	1,959,150

		$6,724,950

Leisure & Toys - 1.6%
Electronic Arts, Inc. (n)	137,710	$7,535,491

Machinery & Tools - 0.2%
Caterpillar, Inc.	16,000	$1,148,960

Medical & Health Technology & Services - 0.2%
Caremark Rx, Inc. (n)	17,500	$860,650

Medical Equipment - 4.9%
Advanced Medical Optics, Inc. (n)	129,070	$6,019,825
C.R. Bard, Inc.	36,900	2,502,189
DENTSPLY International, Inc.	64,700	3,762,305
Medtronic, Inc.	135,120	6,857,340
St. Jude Medical, Inc. (n)	107,830	4,421,030

		$23,562,689

Network & Telecom - 8.4%
Cisco Systems, Inc. (n)	654,607	$14,185,334
Corning, Inc. (n)	441,100	11,870,001
Juniper Networks, Inc. (n)	62,800	1,200,736
Nokia Corp., ADR	127,670	2,645,322
QUALCOMM, Inc.	206,110	10,431,227

		$40,332,620

Oil Services - 3.3%
GlobalSantaFe Corp.	103,330	$6,277,298
Noble Corp.	46,350	3,758,985
Transocean, Inc. (n)	14,500	1,164,350
Weatherford International Ltd. (n)	106,400	4,867,800

		$16,068,433

Personal Computers & Peripherals - 2.2%
EMC Corp. (n)	780,990	$10,644,894

Pharmaceuticals - 8.2%
Allergan, Inc.	17,030	$1,847,755
Eli Lilly & Co.	122,360	6,766,508
Johnson & Johnson	126,990	7,520,348
Roche Holding AG (l)	48,990	7,296,343
Sanofi-Aventis (l)	14,900	1,417,967
Teva Pharmaceutical Industries Ltd., ADR	119,930	4,938,717
Wyeth	194,870	9,455,092

		$39,242,730

Railroad & Shipping - 0.2%
Norfolk Southern Corp.	19,800	$1,070,586

Specialty Chemicals - 0.5%
Praxair, Inc.	47,570	$2,623,486

Specialty Stores - 4.5%
Chico's FAS, Inc. (n)	90,800	$3,690,112
Home Depot, Inc.	175,620	7,428,726
Lowe's Cos., Inc.	33,900	2,184,516
PETsMART, Inc.	59,540	1,675,456
Staples, Inc.	105,380	2,689,298
Williams-Sonoma, Inc. (n)	89,100	3,777,840

		$21,445,948

Telecommunications - Wireless - 0.5%
America Movil S.A. de C.V., "L", ADR	76,560	$2,622,944

Trucking - 2.1%
FedEx Corp.	87,930	$9,930,814

Total Common Stocks		$457,065,186

SHORT-TERM OBLIGATIONS - 3.8%
Citigroup Funding, Inc., 4.83%, due 4/03/06 (y)	$18,414,000	$18,409,059

COLLATERAL FOR SECURITIES LOANED - 3.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	14,175,884	$14,175,884

Total Investments		$489,650,129

OTHER ASSETS, LESS LIABILITIES - (2.0)%		(9,608,278)

NET ASSETS - 100.0%		$480,041,851

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Massachusetts Investors Growth Stock Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$479,139,163
Gross unrealized appreciation	$20,505,959
Gross unrealized depreciation	(9,994,993)
Net unrealized appreciation (depreciation)	$10,510,966

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

New Discovery Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - New Discovery Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 99.1%

Apparel Manufacturers - 0.5%
Under Armour, Inc. (n)	54,730	$1,773,252

Banks & Credit Companies - 6.6%
BankAtlantic Bancorp, Inc. (l)	95,960	$1,380,864
BankUnited Financial Corp., "A"	85,000	2,298,400
Commerce Bancorp, Inc. (l)	95,880	3,514,002
Euronet Worldwide, Inc. (l)(n)	100,770	3,812,129
Investors Financial Services Corp. (l)	103,640	4,857,607
Nelnet, Inc., "A" (n)	23,230	967,529
New York Community Bancorp, Inc. (l)	92,870	1,627,082
Signature Bank (n)	122,940	4,006,615

		$22,464,228

Biotechnology - 1.5%
Gen-Probe, Inc. (n)	67,540	$3,722,805
Keryx Biopharmaceuticals, Inc. (l)(n)	69,700	1,331,967

		$5,054,772

Brokerage & Asset Managers - 0.5%
Thomas Weisel Partners Group LLC (n)	77,570	$1,698,783

Business Services - 6.1%
Bright Horizons Family
Solutions, Inc. (l)(n)	91,600	$3,547,668
Corporate Executive Board Co. (l)	32,980	3,327,682
CoStar Group, Inc. (l)(n)	57,750	2,996,647
Equinix, Inc. (l)(n)	67,860	4,357,969
TALX Corp. (l)	74,250	2,114,640
Ultimate Software Group, Inc. (l)(n)	165,410	4,275,849

		$20,620,455

Chemicals - 0.8%
Nalco Holding Co. (n)	161,350	$2,855,895

Computer Software - 8.2%
Blackbaud, Inc. (l)	125,590	$2,661,252
MicroStrategy, Inc., "A" (l)(n)	50,360	5,302,404
NAVTEQ Corp. (n)	54,470	2,758,905
Open Solutions, Inc. (n)	132,650	3,622,672
Opsware, Inc. (l)(n)	726,070	6,222,420
TIBCO Software, Inc. (l)(n)	551,200	4,608,032
Witness Systems, Inc. (n)	102,350	2,599,690

		$27,775,375

Computer Software - Systems - 2.6%
Cognex Corp. (l)	198,640	$5,887,690
Neoware Systems, Inc. (l)(n)	96,990	2,872,844

		$8,760,534

Consumer Goods & Services - 4.3%
Central Garden & Pet Co. (l)(n)	53,320	$2,833,425
ITT Educational Services, Inc. (l)(n)	73,650	4,717,282
PlanetOut, Inc. (l)(n)	77,490	786,524
Strayer Education, Inc. (l)	61,410	6,279,787

		$14,617,018

Electrical Equipment - 1.4%
MSC Industrial Direct Co., Inc., "A"	88,220	$4,765,644

Electronics - 5.9%
ARM Holdings PLC	2,049,750	$4,743,028
DTS, Inc. (n)	44,510	875,067
Entegris, Inc. (l)(n)	375,427	3,994,543
Kronos, Inc. (n)	137,680	5,147,855
Stratasys, Inc. (l)(n)	69,190	2,039,721
Volterra Semiconductor Corp. (n)	167,240	3,192,612

		$19,992,826

Energy - Independent - 1.4%
Evergreen Solar, Inc. (n)	58,170	$895,818
EXCO Resources, Inc. (n)	313,850	3,932,540

		$4,828,358

Engineering - Construction - 2.3%
InfraSource Services, Inc. (n)	220,540	$3,795,493
Quanta Services, Inc. (l)(n)	257,600	4,126,752

		$7,922,245

Food & Non-Alcoholic Beverages - 1.2%
Diamond Foods, Inc. (l)	128,930	$2,213,728
United Natural Foods, Inc. (l)(n)	54,080	1,891,178

		$4,104,906

Gaming & Lodging - 2.0%
Four Seasons Hotels, Inc. (l)	31,220	$1,582,854
WMS Industries, Inc. (l)(n)	169,590	5,104,659

		$6,687,513

General Merchandise - 0.4%
99 Cents Only Stores (l)(n)	108,070	$1,465,429

Leisure & Toys - 5.3%
Activision, Inc. (l)(n)	487,281	$6,719,605
Take-Two Interactive Software, Inc. (l)(n)	167,980	3,134,507
THQ, Inc. (l)(n)	239,519	6,201,147
Ubisoft Entertainment S.A. (l)(n)	44,920	2,072,071

		$18,127,330

Medical & Health Technology & Services - 2.7%
Allion Healthcare, Inc. (l)(n)	102,520	$1,390,171
Healthcare Services Group, Inc.	166,860	3,564,130
VCA Antech, Inc. (n)	56,360	1,605,133
WebMD Health Corp. (l)(n)	66,750	2,779,470

		$9,338,904

Medical Equipment - 20.0%
Advanced Medical Optics, Inc. (n)	145,110	$6,767,930
Aspect Medical Systems, Inc. (l)(n)	354,490	9,727,206
AtriCure, Inc. (n)	140,140	1,121,120
Conceptus, Inc. (l)(n)	418,370	5,484,831
Cyberonics, Inc. (l)(n)	229,110	5,904,165
Cytyc Corp. (n)	183,076	5,159,082
Fisher Scientific International, Inc. (n)	35,000	2,381,750
IDEXX Laboratories, Inc. (l)(n)	47,573	4,108,404
Immucor, Inc. (l)(n)	79,690	2,286,306
Merit Medical Systems, Inc. (l)(n)	239,210	2,872,912
Millipore Corp. (n)	67,750	4,949,815
MWI Veterinary Supply, Inc. (n)	112,190	3,691,051
NeuroMetrix, Inc. (n)	63,440	2,470,354

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - New Discovery Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Medical Equipment - continued
NxStage Medical, Inc. (n)	47,620	$610,965
ResMed, Inc. (l)(n)	50,480	2,220,110
Thoratec Corp. (l)(n)	275,620	5,311,197
Ventana Medical Systems, Inc. (l)(n)	68,790	2,873,358

		$67,940,556

Network & Telecom - 2.8%
NICE Systems Ltd., ADR (n)	189,600	$9,662,016

Oil Services - 2.2%
Atwood Oceanics, Inc. (l)(n)	25,050	$2,530,300
Dresser-Rand Group, Inc. (n)	85,860	2,133,621
Natural Gas Services Group, Inc. (l)(n)	115,810	2,070,683
Universal Compression Holdings, Inc. (n)	17,600	891,792

		$7,626,396

Personal Computers & Peripherals - 1.0%
Nuance Communications, Inc. (l)(n)	276,395	$3,264,225

Pharmaceuticals - 3.9%
Auxilium Pharmaceuticals, Inc. (l)(n)	209,420	$1,660,701
Endo Pharmaceuticals Holdings, Inc. (n)	116,850	3,833,848
InSite Vision, Inc. (n)	91,800	199,206
Medicis Pharmaceutical Corp., "A" (l)	227,760	7,424,976

		$13,118,731

Printing & Publishing - 0.8%
Morningstar, Inc. (n)	41,680	$1,866,014
Playboy Enterprises, Inc.,"B" (l)(n)	59,310	842,202

		$2,708,216

Restaurants - 2.3%
Chipotle Mexican Grill, Inc., "A" (l)(n)	65,460	$3,625,829
Red Robin Gourmet Burgers, Inc. (l)(n)	91,870	4,336,264

		$7,962,093

Specialty Chemicals - 0.3%
NuCO2, Inc. (l)(n)	32,770	$1,040,120

Specialty Stores - 9.0%
A.C. Moore Arts & Crafts, Inc. (l)(n)	324,770	$5,975,768
Aeropostale, Inc. (n)	115,910	3,495,846
CarMax, Inc. (l)(n)	60,130	1,965,048
Celebrate Express, Inc. (n)	70,040	882,504
Dick's Sporting Goods, Inc. (l)(n)	53,910	2,138,610
Hibbett Sporting Goods, Inc. (n)	60,430	1,993,586
Hot Topic, Inc. (l)(n)	157,980	2,290,710
Monro Muffler Brake, Inc. (l)	49,160	1,825,802
Rent-A-Center, Inc. (n)	137,920	3,529,373
Tuesday Morning Corp. (l)	110,080	2,541,747
Urban Outfitters, Inc. (l)(n)	159,420	3,912,167

		$30,551,161

Telephone Services - 3.1%
Broadwing Corp. (l)(n)	142,380	$2,098,681
Global Crossing Ltd. (n)	52,200	1,383,300
Level 3 Communications, Inc. (n)	871,260	4,513,127
Terremark Worldwide, Inc. (l)(n)	211,540	1,798,090
Time Warner Telecom, Inc., "A" (n)	32,950	591,453

		$10,384,651

Total Common Stocks		$337,111,632

SHORT-TERM OBLIGATIONS - 0.0%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$100,000	$99,973

COLLATERAL FOR SECURITIES LOANED - 22.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	76,356,955	$76,356,955

Total Investments		$413,568,560

OTHER ASSETS, LESS LIABILITIES - (21.6)%		(73,353,805)

NET ASSETS - 100.0%		$340,214,755

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - New Discovery Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$363,466,136
Gross unrealized appreciation	$57,285,486
Gross unrealized depreciation	(7,183,062)
Net unrealized appreciation (depreciation)	$50,102,424

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Core Equity Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Core Equity Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 99.2%

Aerospace - 2.9%
KVH Industries, Inc. (n)	19,210	$212,655
Lockheed Martin Corp.	8,780	659,641
Northrop Grumman Corp.	8,660	591,391
United Technologies Corp.	20,930	1,213,312

		$2,676,999

Automotive - 0.7%
Harman International Industries, Inc.	2,680	$297,828
Johnson Controls, Inc.	4,430	336,370

		$634,198

Banks & Credit Companies - 12.8%
American Express Co.	26,250	$1,379,437
Bank of America Corp.	48,128	2,191,749
Bank of New York Co., Inc.	30,530	1,100,301
Capital One Financial Corp.	10,740	864,785
Countrywide Financial Corp.	37,240	1,366,708
Golden West Financial Corp.	20,140	1,367,506
PNC Financial Services Group, Inc.	18,010	1,212,253
SLM Corp.	22,080	1,146,835
SunTrust Banks, Inc.	9,870	718,141
Zions Bancorporation	7,390	611,375

		$11,959,090

Biotechnology - 1.5%
Amgen, Inc. (n)	8,240	$599,460
Gilead Sciences, Inc. (n)	3,200	199,104
Human Genome Sciences, Inc. (l)(n)	17,090	185,768
Neurochem, Inc. (n)	27,300	382,746

		$1,367,078

Broadcast & Cable TV - 2.0%
CBS Corp., "B"	6,865	$164,623
Sirius Satellite Radio, Inc. (n)	32,593	165,572
Viacom, Inc., "B" (n)	4,395	170,526
Walt Disney Co.	29,560	824,428
XM Satellite Radio Holdings, Inc., "A" (l)(n)	24,680	549,624

		$1,874,773

Brokerage & Asset Managers - 2.8%
Affiliated Managers Group, Inc. (l)(n)	2,580	$275,054
Franklin Resources, Inc.	1,940	182,826
Goldman Sachs Group, Inc.	6,440	1,010,822
Legg Mason, Inc.	5,670	710,621
MarketAxess Holdings, Inc. (l)(n)	33,880	407,576

		$2,586,899

Business Services - 0.9%
Accenture Ltd., "A"	21,840	$656,729
Getty Images, Inc. (n)	2,500	187,200

		$843,929

Chemicals - 2.3%
3M Co.	5,880	$445,057
Monsanto Co.	16,640	1,410,240
Rohm & Haas Co.	6,240	304,949

		$2,160,246

Computer Software - 3.9%
Adobe Systems, Inc. (n)	11,910	$415,897
McAfee, Inc. (n)	23,170	563,726
MicroStrategy, Inc., "A" (n)	10,900	1,147,661
Oracle Corp. (n)	39,180	536,374
TIBCO Software, Inc. (n)	118,560	991,162

		$3,654,820

Computer Software - Systems - 3.0%
Apple Computer, Inc. (n)	11,170	$700,582
Dell, Inc. (n)	32,400	964,224
Hewlett-Packard Co.	14,240	468,496
PAR Technology Corp. (n)	13,040	231,330
Rackable Systems, Inc. (n)	8,200	433,370

		$2,798,002

Construction - 0.7%
D.R. Horton, Inc.	6,460	$214,601
Masco Corp.	12,330	400,602

		$615,203

Consumer Goods & Services - 3.0%
Avon Products, Inc.	26,890	$838,161
Estee Lauder Cos., Inc., "A"	21,900	814,461
ITT Educational Services, Inc. (n)	3,490	223,535
Monster Worldwide, Inc. (n)	3,060	152,572
Scotts Miracle-Gro Co.	16,310	746,346

		$2,775,075

Electrical Equipment - 3.1%
General Electric Co.	56,890	$1,978,634
Rockwell Automation, Inc.	8,780	631,370
Tyco International Ltd.	12,430	334,118

		$2,944,122

Electronics - 3.7%
Applied Materials, Inc.	17,680	$309,577
Intel Corp.	57,770	1,117,850
SanDisk Corp. (n)	26,990	1,552,465
Varian Semiconductor Equipment Associates, Inc. (l)(n)	7,700	216,216
Volterra Semiconductor Corp. (n)	15,030	286,923

		$3,483,031

Energy - Independent - 1.5%
Anadarko Petroleum Corp.	2,790	$281,818
Apache Corp.	8,620	564,696
EOG Resources, Inc.	4,270	307,440
Western Refining Co., LP	11,890	257,062

		$1,411,016

Energy - Integrated - 6.0%
Amerada Hess Corp.	11,660	$1,660,384
Chevron Corp.	27,220	1,577,943
Exxon Mobil Corp.	38,856	2,364,776

		$5,603,103

Food & Drug Stores - 0.9%
CVS Corp.	21,560	$643,997

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Core Equity Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Food & Drug Stores - continued
Kroger Co.	11,200	$228,032

		$872,029

Food & Non-Alcoholic Beverages - 2.1%
Diamond Foods, Inc. (l)	38,820	$666,539
General Mills, Inc.	9,240	468,283
PepsiCo, Inc.	14,727	851,073

		$1,985,895

Forest & Paper Products - 0.5%
Abitibi-Consolidated, Inc.	123,780	$513,687

Furniture & Appliances - 0.2%
Tempur-Pedic International, Inc. (l)(n)	10,760	$152,254

Gaming & Lodging - 0.9%
Boyd Gaming Corp.	2,080	$103,875
Carnival Corp.	1,740	82,424
Hilton Hotels Corp.	3,760	95,730
International Game Technology	3,180	112,000
Starwood Hotels & Resorts Worldwide, Inc.	1,200	81,276
Station Casinos, Inc.	4,170	330,973

		$806,278

General Merchandise - 1.8%
Kohl's Corp. (n)	5,980	$317,000
Wal-Mart Stores, Inc.	29,840	1,409,642

		$1,726,642

Health Maintenance Organizations - 1.6%
Health Net, Inc. (n)	15,810	$803,464
WellPoint, Inc. (n)	9,450	731,714

		$1,535,178

Insurance - 4.6%
Ace Ltd.	18,700	$972,587
Chubb Corp.	8,350	796,924
Genworth Financial, Inc., "A"	29,690	992,537
MetLife, Inc.	11,460	554,320
St. Paul Travelers Cos., Inc.	12,460	520,703
XL Capital Ltd., "A"	6,590	422,485

		$4,259,556

Internet - 1.2%
Google, Inc., "A" (n)	2,090	$815,100
Yahoo!, Inc. (n)	10,730	346,150

		$1,161,250

Leisure & Toys - 0.3%
Activision, Inc. (n)	9,010	$124,248
Electronic Arts, Inc. (n)	3,370	184,406

		$308,654

Machinery & Tools - 0.8%
Caterpillar, Inc.	5,680	$407,881
Illinois Tool Works, Inc.	3,950	380,425

		$788,306

Medical & Health Technology & Services - 1.0%
Allion Healthcare, Inc. (l)(n)	14,020	$190,111
Caremark Rx, Inc. (n)	14,830	729,339

		$919,450

Medical Equipment - 3.2%
Aspect Medical Systems, Inc. (l)(n)	7,710	$211,562
DENTSPLY International, Inc.	11,940	694,311
Medtronic, Inc.	14,330	727,248
Millipore Corp. (n)	3,530	257,902
St. Jude Medical, Inc. (n)	15,340	628,940
Zimmer Holdings, Inc. (n)	6,780	458,328

		$2,978,291

Metals & Mining - 0.9%
Aber Diamond Corp.	4,190	$168,590
Companhia Vale do Rio Doce, ADR	13,910	675,052

		$843,642

Natural Gas - Pipeline - 0.5%
Williams Cos., Inc.	22,870	$489,189

Network & Telecom - 2.6%
Corning, Inc. (n)	21,100	$567,801
Juniper Networks, Inc. (n)	39,450	754,284
NICE Systems Ltd., ADR (n)	7,570	385,767
Nortel Networks Corp. (n)	63,720	194,346
Research In Motion Ltd. (n)	6,460	548,325

		$2,450,523

Oil Services - 2.0%
GlobalSantaFe Corp.	12,020	$730,215
National Oilwell Varco, Inc. (n)	5,240	335,989
Noble Corp.	3,870	313,857
Transocean, Inc. (n)	3,090	248,127
Weatherford International Ltd. (n)	4,680	214,110

		$1,842,298

Personal Computers & Peripherals - 1.0%
EMC Corp. (n)	65,350	$890,720

Pharmaceuticals - 5.9%
Allergan, Inc.	6,300	$683,550
Eli Lilly & Co.	25,000	1,382,500
Johnson & Johnson	18,210	1,078,396
Merck & Co., Inc.	35,210	1,240,448
Wyeth	24,180	1,173,214

		$5,558,108

Pollution Control - 0.2%
Waste Management, Inc.	4,820	$170,146

Printing & Publishing - 0.6%
ADVO, Inc.	12,650	$404,800
Washington Post Co., "B" (l)	210	163,118

		$567,918

Railroad & Shipping - 1.2%
Norfolk Southern Corp.	21,520	$1,163,586

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Core Equity Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Real Estate - 0.7%
Boston Properties, Inc.	6,920	$645,290

Restaurants - 0.8%
P.F. Chang's China Bistro, Inc. (l)(n)	15,430	$760,545

Specialty Chemicals - 1.0%
Praxair, Inc.	16,990	$936,999

Specialty Stores - 3.3%
A.C. Moore Arts & Crafts, Inc. (l)(n)	9,140	$168,176
Aeropostale, Inc. (n)	6,760	203,882
Chico's FAS, Inc. (n)	6,180	251,155
Home Depot, Inc.	22,280	942,444
PETsMART, Inc.	35,290	993,061
Urban Outfitters, Inc. (n)	7,570	185,768
Williams-Sonoma, Inc. (n)	7,460	316,304

		$3,060,790

Telephone Services - 3.0%
CenturyTel, Inc.	12,260	$479,611
Sprint Nextel Corp.	58,580	1,513,707
Syniverse Holdings, Inc. (n)	16,280	257,224
TELUS Corp.	13,430	519,222

		$2,769,764

Tobacco - 2.2%
Altria Group, Inc.	29,570	$2,095,330

Trucking - 0.5%
CNF, Inc.	10,340	$516,380

Utilities - Electric Power - 2.9%
AES Corp. (n)	7,730	$131,874
CMS Energy Corp. (n)	32,100	415,695
Constellation Energy Group, Inc.	8,330	455,734
Dominion Resources, Inc.	3,180	219,515
Exelon Corp.	9,000	476,100
NRG Energy, Inc. (n)	9,660	436,825
PPL Corp.	8,800	258,720
TXU Corp.	6,160	275,722

		$2,670,185

Total Common Stocks		$92,826,467

REPURCHASE AGREEMENT - 0.1%
Morgan Stanley, 4.81%, dated 3/31/06, due 4/03/06, total to be received $74,030 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account)	$74,000	$74,000

COLLATERAL FOR SECURITIES LOANED - 3.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	3,466,535	$3,466,535

Total Investments		$96,367,002

OTHER ASSETS, LESS LIABILITIES - (3.0)%		(2,846,592)

NET ASSETS - 100.0%		$93,520,410

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS/Sun Life Series Trust - Core Equity Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$86,298,315
Gross unrealized appreciation	$11,910,875
Gross unrealized depreciation	(1,842,188)
Net unrealized appreciation (depreciation)	$10,068,687

The aggregate cost above includes prior fiscal year end tax adjustments.

4

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Research International Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Research International Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 97.5%

Airlines - 0.2%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR (n)	5,460	$174,447
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	8,920	297,750

		$472,197

Alcoholic Beverages - 1.7%
Diageo PLC	132,410	$2,084,377
Grupo Modelo S.A. de C.V.,"C"	196,070	720,117
Pernod Ricard S.A.	4,750	910,407

		$3,714,901

Apparel Manufacturers - 1.2%
Burberry Group PLC	170,760	$1,374,433
LVMH Moet Hennessy Louis Vuitton S.A.	13,930	1,366,186

		$2,740,619

Automotive - 4.4%
Bayerische Motoren Werke AG	44,900	$2,473,948
Compagnie Generale des Etablissements Michelin (l)	3,580	225,031
Continental AG	12,341	1,359,207
Hyundai Mobis	19,490	1,724,956
Nissan Motor Co. Ltd. (l)	184,900	2,196,272
Toyota Motor Corp.	29,600	1,617,129

		$9,596,543

Banks & Credit Companies - 21.9%
AEON Credit Service Co. Ltd.	43,000	$1,300,650
Aiful Corp.	26,000	1,720,889
Akbank T.A.S.	125,420	1,054,106
Banco Bilbao Vizcaya Argentaria S.A.(l)	125,870	2,627,639
Banco Nossa Caixa S.A.	17,310	383,156
Bank of Cyprus Public Co. Ltd.	78,180	655,861
BNP Paribas (l)	37,530	3,487,394
BNP Paribas (n)	3,709	332,960
Credit Agricole S.A. (l)	68,827	2,679,226
DEPFA Bank PLC	53,620	955,552
Erste Bank der Oesterreichischen Sparkassen AG (l)	30,380	1,792,133
Erste Bank der oesterreichischen Sparkassen AG (n)	3,966	230,831
Hana Financial Group, Inc.	22,140	1,048,101
HSBC Holdings PLC	163,915	2,746,842
Mitsubishi Tokyo Financial Group, Inc.	112	1,712,902
ORIX Corp. (l)	12,900	4,017,036
OTP Bank Ltd., GDR	25,730	1,788,235
Royal Bank of Scotland Group PLC	98,300	3,197,267
Shinhan Financial Group Co. Ltd.	55,800	2,497,993
Shinsei Bank Ltd.	305,000	2,135,350
Sumitomo Mitsui Financial Group, Inc.	128	1,413,824
Svenska Handelsbanken AB, "A"	44,300	1,231,883
Takefuji Corp.	27,650	1,740,826
UBS AG (l)	38,779	4,261,003
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	9,250	683,667
UniCredito Italiano S.p.A. (l)	334,100	2,416,002

		$48,111,328

Broadcast & Cable TV - 2.9%
Grupo Televisa S.A., ADR	99,630	$1,982,637
Nippon Television Network Corp.	6,350	932,308
WPP Group PLC	294,470	3,530,956

		$6,445,901

Brokerage & Asset Managers - 0.3%
Singapore Exchange Ltd.	237,000	$586,452

Chemicals - 1.2%
Hanwha Chemical Corp.	49,210	$627,976
Syngenta AG	14,862	2,089,176

		$2,717,152

Computer Software - Systems - 0.7%
Capgemini S.A.	27,770	$1,513,605

Conglomerates - 1.0%
Siemens AG	23,240	$2,170,514

Construction - 2.7%
CEMEX S.A. de C.V., ADR	33,560	$2,190,797
Consorcio ARA S.A. de C.V.	90,930	404,931
Geberit AG	1,160	1,108,153
Italcementi S.p.A.	72,270	1,200,297
Italcementi S.p.A. - Ordinary (l)	34,900	836,455
Urbi Desarrollos Urbanos S.A. de C.V. (n)	38,090	290,283

		$6,030,916

Consumer Goods & Services - 1.8%
Kao Corp. (l)	39,000	$1,027,231
Reckitt Benckiser PLC	51,490	1,811,548
Uni-Charm Corp. (l)	21,600	1,060,776

		$3,899,555

Electrical Equipment - 1.3%
Schneider Electric S.A. (l)	26,164	$2,826,130

Electronics - 7.7%
Konica Minolta Holdings, Inc. (n)	75,000	$957,135
Nintendo Co. Ltd.	9,700	1,450,529
Nippon Electric Glass Co. Ltd. (l)	36,000	896,215
Ricoh Co. Ltd.	47,000	918,476
Royal Philips Electronics N.V. (l)	88,630	2,996,674
Samsung Electronics Co. Ltd.	10,810	7,008,645
Taiwan Semiconductor Manufacturing Co. Ltd.	1,382,000	2,733,682

		$16,961,356

Energy - Independent - 2.1%
Canadian Natural Resources Ltd.	9,530	$529,376
CNOOC Ltd.	2,689,000	2,079,284
Norsk Hydro A.S.A.	14,020	1,942,039

		$4,550,699

Energy - Integrated - 6.0%
LUKOIL, ADR	13,580	$1,132,572
Petroleo Brasileiro S.A., ADR	11,520	998,438
Statoil A.S.A. (l)	93,700	2,701,627

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Research International Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Energy - Integrated - continued
TOTAL S.A. (l)	31,240	$8,244,793

		$13,077,430

Food & Drug Stores - 2.0%
Sundrug Co. Ltd.	20,600	$544,339
Tesco PLC	681,140	3,903,354

		$4,447,693

Food & Non-Alcoholic Beverages - 2.4%
Nestle S.A. (l)	15,639	$4,644,000
Nong Shim Co. Ltd.	2,175	608,830

		$5,252,830

Forest & Paper Products - 1.4%
Aracruz Celulose S.A., ADR	36,930	$1,955,074
Votorantim Celulose e Papel S.A., ADR	67,420	1,090,856

		$3,045,930

Insurance - 5.2%
Assicurazioni Generali S.p.A. (l)	80,760	$3,042,899
Aviva PLC	192,079	2,666,772
AXA (l)	98,470	3,457,107
Corporacion Mapfre S.A.	33,140	675,352
Swiss Reinsurance Co. (l)	21,860	1,528,061

		$11,370,191

Internet - 0.1%
Universo Online S.A., IPS (n)	39,200	$271,719

Machinery & Tools - 0.5%
Fanuc Ltd.	11,900	$1,145,563

Metals & Mining - 6.3%
Arcelor S.A. (l)	68,270	$2,692,305
BHP Billiton PLC	200,970	3,669,679
Companhia Siderurgica Nacional S.A., ADR (l)	29,980	941,972
Companhia Vale do Rio Doce, ADR	66,460	3,225,304
POSCO	5,550	1,430,766
Ternium S.A., ADR (n)	24,320	689,472
Umicore	8,710	1,206,909

		$13,856,407

Natural Gas - Distribution - 0.5%
Tokyo Gas Co. Ltd. (l)	235,000	$1,028,293

Network & Telecom - 0.3%
TomTom N.V. (n)	16,490	$583,333

Oil Services - 0.6%
Saipem S.p.A.	30,120	$697,062
Vallourec S.A. (l)	640	618,370

		$1,315,432

Pharmaceuticals - 6.8%
Astellas Pharma, Inc. (l)	68,300	$2,594,001
AstraZeneca PLC	57,390	2,890,160
GlaxoSmithKline PLC	183,380	4,792,654
Roche Holding AG (l)	31,000	4,616,996

		$14,893,811

Real Estate - 1.0%
K.K. DaVinci Advisors (l)(n)	1,551	$2,108,501

Specialty Chemicals - 2.5%
Asahi Glass Co. Ltd. (l)	159,000	$2,376,320
Kaneka Corp. (l)	158,000	1,894,201
Lonza Group AG (l)	16,790	1,151,112

		$5,421,633

Specialty Stores - 1.9%
Grupo Elektra S.A. de C.V.	69,550	$708,783
NEXT PLC	68,740	1,969,614
Yamada Denki Co. Ltd.	12,000	1,383,576

		$4,061,973

Telecommunications - Wireless - 1.4%
America Movil S.A. de C.V., "L", ADR	12,870	$440,926
PT Indosat Tbk.	992,000	562,210
Vodafone Group PLC	1,022,490	2,139,606

		$3,142,742

Telephone Services - 4.0%
FastWeb S.p.A. (l)	39,543	$2,018,669
Singapore Telecommunications Ltd.	1,122,000	1,839,344
Telefonica S.A.	137,499	2,158,637
Telenor A.S.A.	161,460	1,736,513
TELUS Corp.	26,270	1,030,249

		$8,783,412

Trucking - 0.6%
TNT N.V.	38,040	$1,317,532

Utilities - Electric Power - 2.9%
E.ON AG	37,770	$4,158,062
Equatorial Energia S.A. (n)	21,900	146,742
Suez S.A. (l)	54,231	2,138,004

		$6,442,808

Total Common Stocks		$213,905,101

Issuer	Strike Price	First Exercise	Shares	Value

WARRANTS - 0%
Chemicals - 0%
Syngenta AG (n)	$234.00	5/23/06	14,482	$18,224

Total Warrants				$18,224

Issuer	Shares/Par	Value ($)

SHORT-TERM OBLIGATIONS - 1.7%
Abbey National North America LLC, 4.84%, due 4/03/06 (y)	$3,723,000	$3,721,999

2

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Research International Series

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED - 20.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	45,467,547	$45,467,547

Total Investments		$263,112,871

OTHER ASSETS, LESS LIABILITIES - (19.9)%		(43,655,069)

NET ASSETS - 100.0%		$219,457,802

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS/Sun Life Series Trust - Research International Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$222,803,739
Gross unrealized appreciation	$41,197,224
Gross unrealized depreciation	(888,092)
Net unrealized appreciation (depreciation)	$40,309,132

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of March 31, 2006, are as follows:

Japan	17.4%
Great Britain	16.8%
France	13.9%
Switzerland	8.8%
South Korea	6.8%
Germany	5.1%
Italy	4.6%
Brazil	4.4%
Mexico	3.3%
Others	18.9%

4

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Strategic Growth Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Strategic Growth Series]

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 99.4%

Automotive - 2.2%
Harman International Industries, Inc.	14,960	$1,662,505

Banks & Credit Companies - 1.0%
SLM Corp.	14,230	$739,106

Biotechnology - 6.7%
Celgene Corp. (n)	39,140	$1,730,771
Genzyme Corp. (n)	21,760	1,462,707
Gilead Sciences, Inc. (n)	30,850	1,919,487

		$5,112,965

Broadcast & Cable TV - 2.2%
Grupo Televisa S.A., ADR	86,300	$1,717,370

Brokerage & Asset Managers - 7.6%
Charles Schwab Corp.	70,500	$1,213,305
Chicago Mercantile Exchange Holdings, Inc.	2,900	1,297,750
Franklin Resources, Inc.	10,470	986,693
Goldman Sachs Group, Inc.	6,040	948,038
Legg Mason, Inc.	11,220	1,406,203

		$5,851,989

Business Services - 6.7%
Amdocs Ltd. (n)	30,620	$1,104,157
Cognizant Technology Solutions Corp., "A" (n)	17,100	1,017,279
First Data Corp.	44,500	2,083,490
Getty Images, Inc. (n)	11,970	896,314

		$5,101,240

Chemicals - 1.5%
Monsanto Co.	13,500	$1,144,125

Computer Software - 3.5%
Adobe Systems, Inc. (n)	76,920	$2,686,046

Computer Software - Systems - 0.5%
Apple Computer, Inc. (n)	6,130	$384,474

Consumer Goods & Services - 2.4%
eBay, Inc. (n)	21,500	$839,790
Monster Worldwide, Inc. (n)	19,900	992,214

		$1,832,004

Electronics - 6.1%
Intel Corp.	46,900	$907,515
Marvell Technology Group Ltd. (n)	17,400	941,340
Samsung Electronics Co. Ltd., GDR	5,700	1,862,475
SanDisk Corp. (n)	16,980	976,690

		$4,688,020

Food & Drug Stores - 1.3%
Walgreen Co.	23,340	$1,006,654

Food & Non-Alcoholic Beverages - 1.1%
PepsiCo, Inc.	13,960	$806,748

Gaming & Lodging - 2.5%
International Game Technology	30,900	$1,088,298
Las Vegas Sands Corp. (n)	14,400	815,904

		$1,904,202

General Merchandise - 3.3%
Costco Wholesale Corp.	24,500	$1,326,920
Kohl's Corp. (n)	23,100	1,224,531

		$2,551,451

Health Maintenance Organizations - 1.6%
WellPoint, Inc. (n)	16,010	$1,239,654

Internet - 3.8%
Google, Inc., "A" (n)	5,300	$2,067,000
Yahoo!, Inc. (n)	27,110	874,569

		$2,941,569

Leisure & Toys - 3.2%
Electronic Arts, Inc. (n)	45,360	$2,482,099

Medical Equipment - 6.0%
Advanced Medical Optics, Inc. (n)	22,650	$1,056,396
Cytyc Corp. (n)	53,680	1,512,702
Millipore Corp. (n)	14,180	1,035,991
St. Jude Medical, Inc. (n)	24,470	1,003,270

		$4,608,359

Metals & Mining - 1.7%
BHP Billiton Ltd., ADR	31,700	$1,263,245

Network & Telecom - 12.0%
Corning, Inc. (n)	67,860	$1,826,113
Juniper Networks, Inc. (n)	99,200	1,896,704
Nokia Corp., ADR	80,010	1,657,807
Nortel Networks Corp. (n)	184,700	563,335
QUALCOMM, Inc.	47,200	2,388,792
Telefonaktiebolaget LM Ericsson, ADR	22,600	852,472

		$9,185,223

Oil Services - 6.0%
GlobalSantaFe Corp.	16,100	$978,075
National Oilwell Varco, Inc. (n)	12,200	782,264
Noble Corp.	25,590	2,075,349
Schlumberger Ltd.	6,300	797,391

		$4,633,079

Personal Computers & Peripherals - 1.9%
EMC Corp. (n)	103,820	$1,415,067

Pharmaceuticals - 5.7%
Allergan, Inc.	23,670	$2,568,195
Roche Holding AG (l)	12,320	1,834,883

		$4,403,078

Restaurants - 2.0%
Starbucks Corp. (n)	40,160	$1,511,622

Specialty Stores - 1.9%
Best Buy Co., Inc.	25,350	$1,417,825

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Strategic Growth Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Telecommunications - Wireless - 1.5%
America Movil S.A. de C.V., "L", ADR	33,510	$1,148,053

Telephone Services - 1.9%
American Tower Corp., "A" (n)	49,190	$1,491,441

Trucking - 1.6%
FedEx Corp.	11,000	$1,242,340

Total Common Stocks		$76,171,553

SHORT-TERM OBLIGATIONS - 1.7%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$1,329,000	$1,328,643

COLLATERAL FOR SECURITIES LOANED - 2.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	1,830,506	$1,830,506

Total Investments		$79,330,702

OTHER ASSETS, LESS LIABILITIES - (3.5)%		(2,648,716)

NET ASSETS - 100.0%		$76,681,986

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Strategic Growth Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$74,007,768
Gross unrealized appreciation	$6,958,845
Gross unrealized depreciation	(1,635,911)
Net unrealized appreciation (depreciation)	$5,322,934

The aggregate cost above includes prior fiscal year end tax adjustments.

3

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Technology Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Technology Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 97.3%

Broadcast & Cable TV - 2.6%
Worldspace, Inc. (n)	29,600	$223,480
XM Satellite Radio Holdings, Inc.,"A" (l)(n)	17,900	398,633

		$622,113

Business Services - 14.2%
Cognizant Technology Solutions Corp., "A" (n)	10,400	$618,696
Corporate Executive Board Co.	4,600	464,140
Equinix, Inc. (l)(n)	17,000	1,091,740
First Data Corp.	16,900	791,258
Getty Images, Inc. (n)	3,300	247,104
Ultimate Software Group, Inc. (n)	9,400	242,990

		$3,455,928

Computer Software - 21.5%
Adobe Systems, Inc. (n)	22,670	$791,636
McAfee, Inc. (n)	31,200	759,096
MicroStrategy, Inc., "A" (n)	7,710	811,786
Opsware, Inc. (l)(n)	52,500	449,925
Oracle Corp. (n)	52,870	723,790
Symantec Corp. (n)	34,551	581,493
TIBCO Software, Inc. (n)	92,250	771,210
Witness Systems, Inc. (n)	13,400	340,360

		$5,229,296

Computer Software - Systems - 6.2%
Cognex Corp. (l)	14,520	$430,373
Dell, Inc. (n)	12,800	380,928
LG.Philips LCD Co., Ltd. (n)	10,850	489,071
Satyam Computer Services Ltd., ADR	4,400	192,544

		$1,492,916

Electronics - 17.9%
Delta Electronics	155,000	$360,565
Intel Corp.	76,500	1,480,275
Marvell Technology Group Ltd. (n)	4,800	259,680
Samsung Electronics Co. Ltd., GDR	1,500	490,125
SanDisk Corp. (n)	13,700	788,024
Volterra Semiconductor Corp. (n)	13,800	263,442
Xilinx, Inc.	28,000	712,880

		$4,354,991

Internet - 4.0%
Google, Inc., "A" (n)	1,210	$471,900
NHN Corp. (n)	1,648	508,799

		$980,699

Network & Telecom - 23.7%
Cisco Systems, Inc. (n)	38,830	$841,446
Corning, Inc. (n)	32,200	866,502
Extreme Networks, Inc. (l)(n)	75,600	379,512
F5 Networks, Inc. (n)	9,000	652,410
Juniper Networks, Inc. (n)	58,120	1,111,254
NICE Systems Ltd., ADR (n)	9,000	458,640
Nortel Networks Corp. (n)	270,800	825,940
Research In Motion Ltd. (n)	7,300	619,624

		$5,755,328

Personal Computers & Peripherals - 2.6%
EMC Corp. (n)	46,820	$638,157

Telephone Services - 4.6%
Broadwing Corp. (n)	16,300	$240,262
Global Crossing Ltd. (l)(n)	12,100	320,650
Level 3 Communications, Inc. (n)	56,200	291,116
Terremark Worldwide, Inc. (l)(n)	30,400	258,400

		$1,110,428

Total Common Stocks		$23,639,856

SHORT-TERM OBLIGATIONS - 2.2%
General Electric Capital Corp., 4.84%, due 4/03/06 (y)	$537,000	$536,856

COLLATERAL FOR SECURITIES LOANED - 9.5%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	2,298,404	$2,298,404

Total Investments		$26,475,116

OTHER ASSETS, LESS LIABILITIES - (9.0)%		(2,180,312)

NET ASSETS - 100.0%		$24,294,804

(l)	All or a portion of this security is on loan.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS/Sun Life Series Trust - Technology Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$24,650,318
Gross unrealized appreciation	$2,566,434
Gross unrealized depreciation	(741,636)
Net unrealized appreciation (depreciation)	$1,824,798

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Strategic Value Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Strategic Value Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 99.4%

Alcoholic Beverages - 0.6%
Molson Coors Brewing Co.	850	$58,327

Banks & Credit Companies - 12.1%
Bank of America Corp.	9,286	$422,884
J.P. Morgan Chase & Co.	12,010	500,096
PNC Financial Services Group, Inc.	4,670	314,338

		$1,237,318

Broadcast & Cable TV - 2.5%
CBS Corp., "B"	10,535	$252,629

Brokerage & Asset Managers - 5.7%
Mellon Financial Corp.	10,415	$370,774
Merrill Lynch & Co., Inc.	2,735	215,409

		$586,183

Computer Software - 9.5%
Compuware Corp. (n)	25,890	$202,719
Oracle Corp. (n)	17,500	239,575
Symantec Corp. (n)	31,430	528,967

		$971,261

Computer Software - Systems - 3.9%
Dell, Inc. (n)	3,500	$104,160
Sun Microsystems, Inc. (n)	57,780	296,411

		$400,571

Construction - 3.3%
Masco Corp.	10,310	$334,972

Consumer Goods & Services - 1.9%
Alberto-Culver Co.	1,230	$54,403
Estee Lauder Cos., Inc., "A"	3,690	137,231

		$191,634

Containers - 3.4%
Owens-Illinois, Inc. (n)	20,370	$353,827

Electrical Equipment - 3.6%
Tyco International Ltd.	13,570	$364,762

Electronics - 0.3%
Diebold, Inc.	800	$32,880

Energy - Independent - 4.0%
Apache Corp.	2,380	$155,914
Devon Energy Corp.	4,090	250,185

		$406,099

Forest & Paper Products - 1.7%
Bowater, Inc.	5,832	$172,511

Gaming & Lodging - 0.6%
International Game Technology	1,900	$66,918

General Merchandise - 2.6%
Family Dollar Stores, Inc.	3,550	$94,430
Wal-Mart Stores, Inc.	3,600	170,064

		$264,494

Insurance - 4.8%
Allstate Corp.	4,590	$239,185
Conseco, Inc. (n)	10,420	258,624

		$497,809

Leisure & Toys - 1.7%
Mattel, Inc.	9,840	$178,399

Medical & Health Technology & Services - 2.0%
Tenet Healthcare Corp. (n)	28,130	$207,599

Medical Equipment - 0.6%
Pall Corp.	1,850	$57,702

Network & Telecom - 4.2%
Nortel Networks Corp. (n)	142,850	$435,693

Oil Services - 4.6%
GlobalSantaFe Corp.	3,655	$222,041
Noble Corp.	3,070	248,977

		$471,018

Pharmaceuticals - 8.7%
Merck & Co., Inc.	12,935	$455,700
Wyeth	9,060	439,591

		$895,291

Printing & Publishing - 1.5%
Knight-Ridder, Inc.	1,330	$84,069
New York Times Co., "A"	2,620	66,312

		$150,381

Specialty Stores - 4.5%
Gap, Inc.	14,750	$275,530
OfficeMax, Inc.	6,320	190,674

		$466,204

Telephone Services - 9.6%
Sprint Nextel Corp.	17,920	$463,053
Verizon Communications, Inc.	15,185	517,201

		$980,254

Utilities - Electric Power - 1.5%
Constellation Energy Group, Inc.	920	$50,333
FPL Group, Inc.	2,600	104,365

		$154,698

Total Common Stocks		$10,189,434

SHORT-TERM OBLIGATIONS- 1.6%
Abbey National North America LLC, 4.84%, due 4/03/06 (y)	$167,000	$166,955

Total Investments		$10,356,389

OTHER ASSETS, LESS LIABILITIES - (1.0)%		(99,790)

NET ASSETS - 100.0%		$10,256,599

(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS/Sun Life Series Trust - Strategic Value Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$9,683,289
Gross unrealized appreciation	$1,089,254
Gross unrealized depreciation	(416,154)
Net unrealized appreciation (depreciation)	$673,100

The aggregate cost above includes prior fiscal year end tax adjustments.

2

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Mid Cap Value Series

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
MFS/Sun Life Series Trust - Mid Cap Value Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 100.1%

Automotive - 1.0%
Johnson Controls, Inc.	3,300	$250,569

Banks & Credit Companies - 14.4%
BankUnited Financial Corp., "A"	5,230	$141,419
Commerce Bancorp, Inc.	10,100	370,165
Compass Bancshares, Inc.	5,900	298,599
First Horizon National Corp.	7,060	294,049
Investors Financial Services Corp.	14,800	693,676
Marshall & Ilsley Corp.	1,400	61,012
Mercantile Bankshares Corp.	6,490	249,541
North Fork Bancorporation, Inc.	9,830	283,399
PNC Financial Services Group, Inc.	5,860	394,437
Sovereign Bancorp, Inc.	18,430	403,801
TCF Financial Corp.	9,230	237,673
Zions Bancorporation	4,160	344,157

		$3,771,928

Brokerage & Asset Managers - 2.6%
Mellon Financial Corp.	10,220	$363,832
Waddell & Reed Financial, Inc., "A"	13,400	309,540

		$673,372

Chemicals - 2.2%
Nalco Holding Co. (n)	32,680	$578,436

Computer Software - 6.1%
Check Point Software Technologies Ltd. (n)	10,130	$202,803
Compuware Corp. (n)	33,620	263,245
McAfee, Inc. (n)	29,300	712,869
TIBCO Software, Inc. (n)	50,440	421,678

		$1,600,595

Computer Software - Systems - 1.3%
Sun Microsystems, Inc. (n)	67,120	$344,326

Construction - 2.9%
D.R. Horton, Inc.	13,200	$438,504
Pulte Homes, Inc.	8,040	308,897

		$747,401

Consumer Goods & Services - 2.6%
Estee Lauder Cos., Inc., "A"	12,900	$479,751
Scotts Miracle-Gro Co.	4,300	196,768

		$676,519

Containers - 3.8%
Owens-Illinois, Inc. (n)	33,670	$584,848
Smurfit-Stone Container Corp. (n)	29,870	405,336

		$990,184

Electrical Equipment - 1.0%
W.W. Grainger, Inc.	3,340	$251,669

Electronics - 2.2%
Diebold, Inc.	2,100	$86,310
Novellus Systems, Inc. (n)	6,600	158,400
SanDisk Corp. (n)	5,800	333,616

		$578,326

Energy - Independent - 3.7%
Newfield Exploration Co. (n)	6,100	$255,590
Noble Energy, Inc.	10,120	444,470
Riata Energy, Inc. (a)(n)	17,600	268,400

		$968,460

Energy - Integrated - 1.8%
Amerada Hess Corp.	3,300	$469,920

Food & Drug Stores - 0.8%
Kroger Co.	9,980	$203,193

Forest & Paper Products - 2.1%
Bowater, Inc.	18,590	$549,892

Furniture & Appliances - 2.8%
Tempur-Pedic International, Inc. (n)	28,110	$397,756
Tupperware Brands Corp.	16,300	335,617

		$733,373

General Merchandise - 2.3%
Family Dollar Stores, Inc.	7,760	$206,416
Federated Department Stores, Inc.	5,400	394,200

		$600,616

Health Maintenance Organizations - 2.8%
CIGNA Corp.	3,320	$433,658
Health Net, Inc. (n)	5,900	299,838

		$733,496

Insurance - 6.6%
Endurance Specialty Holdings Ltd.	19,590	$637,655
Genworth Financial, Inc., "A"	11,920	398,486
MGIC Investment Corp.	5,900	393,117
PartnerRe Ltd.	5,000	310,450

		$1,739,708

Leisure & Toys - 0.9%
Hasbro, Inc.	11,570	$244,127

Medical & Health Technology & Services - 3.1%
HealthSouth Corp. (n)	64,200	$320,358
Tenet Healthcare Corp. (n)	65,500	483,390

		$803,748

Medical Equipment - 1.3%
Advanced Medical Optics, Inc. (n)	7,500	$349,800

Natural Gas - Distribution - 0.7%
Energen Corp.	5,100	$178,500

Natural Gas - Pipeline - 2.1%
Williams Cos., Inc.	26,200	$560,418

Network & Telecom - 2.7%
Nortel Networks Corp. (n)	228,100	$695,705

Oil Services - 6.1%
BJ Services Co.	8,200	$283,720
GlobalSantaFe Corp.	13,160	799,470
Pride International, Inc. (n)	8,350	260,353

1

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited) - continued
MFS/Sun Life Series Trust - Mid Cap Value Series

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued

Oil Services - continued
Smith International, Inc.	6,600	$257,136

		$1,600,679

Printing & Publishing - 4.4%
ADVO, Inc.	9,260	$296,320
Lee Enterprises, Inc.	10,000	332,900
New York Times Co., "A"	10,100	255,631
Washington Post Co., "B"	330	256,328

		$1,141,179

Railroad & Shipping - 2.1%
Norfolk Southern Corp.	6,700	$362,269
Overseas Shipholding Group, Inc.	4,200	201,306

		$563,575

Real Estate - 1.5%
DiamondRock Hospitality Co.	15,950	$220,269
Mills Corp.	6,500	182,000

		$402,269

Specialty Stores - 3.8%
Aeropostale, Inc. (n)	11,400	$343,824
PETsMART, Inc.	23,000	647,220

		$991,044

Telephone Services - 1.3%
CenturyTel, Inc.	5,070	$198,338
IDT Corp., "B" (n)	12,120	134,168

		$332,506

Trucking - 1.9%
CNF, Inc.	10,060	$502,396

Utilities - Electric Power - 5.2%
AES Corp. (n)	13,700	$233,722
CMS Energy Corp. (n)	9,100	117,845
Constellation Energy Group, Inc.	2,400	131,304
FPL Group, Inc.	3,880	155,743
Northeast Utilities	13,810	269,709
NRG Energy, Inc. (n)	9,870	446,321

		$1,354,644

Total Common Stocks		$26,182,573

SHORT-TERM OBLIGATIONS - 0.6%
Abbey National North America LLC, 4.84%, due 4/03/06 (y)	$151,000	$150,959

Total Investments(k)		$26,333,532

OTHER ASSETS, LESS LIABILITIES - (0.7)%		(170,123)

NET ASSETS - 100.0%		$26,163,409

(a)	SEC Rule 144A restriction.
(k)	As of March 31, 2006 the series had one security that was fair valued, aggregating $268,400 and 1.0% of net assets, in accordance with the policies adopted by the Board of Trustees.
(n)	Non-income producing security.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS/Sun Life Series Trust - Mid Cap Value Series
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$24,895,993
Gross unrealized appreciation	$2,497,436
Gross unrealized depreciation	(1,059,897)
Net unrealized appreciation (depreciation)	$1,437,539

The aggregate cost above includes prior fiscal year end tax adjustments.

3

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS/SUN LIFE SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.